UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2013

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the six months ended June 30, 2013, Vanguard Tax-Managed Balanced Fund returned 5.19%, as bond market jitters diluted the fund’s robust stock market results.

> Vanguard’s Tax-Managed Growth and Income and Capital Appreciation Funds each returned nearly 14%.

> The Tax-Managed Small-Cap Fund returned about 16%, as small-capitalization stocks continued to outperform large-caps.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	8
Tax-Managed Growth and Income Fund.	57
Tax-Managed Capital Appreciation Fund.	71
Tax-Managed Small-Cap Fund.	88
About Your Fund’s Expenses.	105
Trustees Approve Advisory Arrangement.	107
Glossary.	108

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Tax-Managed Balanced Fund	5.19%
Tax-Managed Balanced Composite Index	5.78
Mixed-Asset Target Allocation Moderate Funds Average	4.58
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	13.76%
Institutional Shares	13.78
S&P 500 Index	13.82
Large-Cap Core Funds Average	13.22

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	13.87%
Institutional Shares	13.88
Russell 1000 Index	13.91
Multi-Cap Core Funds Average	13.24

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	16.11%
Institutional Shares	16.17
S&P SmallCap 600 Index	16.19
Small-Cap Core Funds Average	14.74

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Buoyed by a strong stock market rally, the three all-stock portfolios of the Vanguard Tax-Managed Funds provided double-digit returns during the six months ended June 30. These ranged from nearly 14% for the Growth and Income and Capital Appreciation Funds to about 16% for the Small-Cap Fund.

The Tax-Managed Balanced Fund’s stock portfolio also captured the stock market upswing. But spring was also a time of slumping bond prices, as many investors worried about the impact of future policy changes by the Federal Reserve. Nevertheless, the fund’s combination of stocks and bonds produced about a 5% return.

The funds use an index-oriented strategy to accomplish their goal of minimizing taxes. During the period, their returns were consistent with those of their benchmark indexes.

Global stocks notched gains despite some recent turbulence
After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Nevertheless, helped by the strong showing in the U.S. market, they returned about 6% for the half year. Investors worldwide were spooked by signs of trouble in China’s economy and also by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bond-buying program later this year.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus program, known as “quantitative easing.” However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emerging market counterparts. Notably, Japanese stocks made a recovery in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than their counterparts in equities. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Fund results reflected the upswing in stocks
Despite stocks’ June swoon, Vanguard Tax-Managed Funds capitalized on the market’s strength for the full six months.

The Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund both returned almost 14%, an indication that stock market returns were similar across both the large- and mid-cap segments. The Growth and Income Fund tracks the S&P 500 Index, which is dominated by large-capitalization stocks; the Capital Appreciation Fund follows the Russell 1000 Index of large- and mid-caps.

Financial, consumer discretionary, and health care holdings were responsible for more than half of the returns of both funds. Financial and consumer stocks benefited from the improving jobs and housing markets; pharmaceutical companies gave a large boost to the health care sector’s return.

Small-caps were a notable bright spot in the mostly strong stock market, a leadership position that they have generally maintained in the roughly four years since

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.96%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.15
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.20
Tax-Managed Small-Cap Fund	0.14	0.10	1.34

The fund expense ratios shown are from the prospectus dated April 26, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

the 2008–2009 financial crisis. Vanguard Tax-Managed Small-Cap Fund returned about 16%, closely tracking the S&P SmallCap 600 Index. Responsible for the bulk of the fund’s return during the period were consumer discretionary stocks, such as restaurants and specialty retailers; financial stocks, propelled by regional bank shares; and a variety of holdings in information technology and health care.

The Tax-Managed Balanced Fund blends stocks and bonds in about a 50%/50% proportion. Its equity portfolio tracks the Russell 1000 Index, and its fixed-income component tracks the Barclays 1–15 Year Municipal Bond Index. The fund’s 5.19% return reflects the divergent performances of stocks and bonds. While stocks rallied, bond prices retreated. The fund’s municipal bond index returned –1.95% for the period.

In pursuing investment goals, long-term asset mix is key
As I mentioned earlier, financial markets were rattled by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

It’s precisely because short-term movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market swings, such changes have, at best, limited impact on performance. At worst, they can be counterproductive. Investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2013

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$22.25	$23.16	$0.244	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$63.89	$71.99	$0.685	$0.000
Institutional Shares	31.09	35.03	0.341	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$71.17	$81.02	$0.018	$0.000
Institutional Shares	35.36	40.26	0.009	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$31.16	$36.17	$0.009	$0.000
Institutional Shares	31.22	36.26	0.009	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2013

Equity and Portfolio Characteristics
			DJ U.S.
		Russell	Total
		1000	Market
	Fund	Index FA	Index
Number of Stocks	645	989	3,622
Median Market Cap	$42.9B	$48.8B	$38.5B
Price/Earnings Ratio	18.0x	17.8x	18.4x
Price/Book Ratio	2.3x	2.4x	2.3x
Return on Equity	17.0%	17.2%	16.4%
Earnings Growth
Rate	11.5%	10.8%	10.7%
Dividend Yield	1.8%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.81%	—	—
Short-Term	0.0%	—	—

Fixed Income Characteristics
		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,045	38,229	47,153
Yield to Maturity
(before expenses)	2.3%	2.3%	2.9%
Average Coupon	4.5%	4.8%	4.9%
Average Duration	5.4 years	5.5 years	7.9 years
Average Effective
Maturity	5.6 years	5.1 years	6.4 years

Distribution by Effective Maturity
(% of fixed income portfolio)
Under 1 Year	10.9%
1 - 3 Years	14.3
3 - 5 Years	19.7
5 - 10 Years	48.5
10 - 20 Years	6.6

Total Fund Volatility Measures
		DJ U.S.
	Tax-Managed	Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.91
Beta	0.98	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil & Gas	2.4%
Apple Inc.	Computer Hardware	2.3
Microsoft Corp.	Systems Software	1.6
Google Inc.	Internet Software &
	Services	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Chevron Corp.	Integrated Oil & Gas	1.3
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Procter & Gamble Co.	Household Products	1.1
Top Ten		15.5%
Top Ten as % of Total Net Assets		7.5%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2013, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	12.9%	13.0%	13.0%
Consumer Staples	9.7	9.7	9.2
Energy	9.7	9.9	9.7
Financials	17.4	17.2	17.9
Health Care	12.5	12.4	12.3
Industrials	10.9	10.9	11.1
Information
Technology	17.4	17.2	17.2
Materials	3.5	3.6	3.7
Telecommunication
Services	2.6	2.7	2.5
Utilities	3.4	3.4	3.4

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	19.5%
AA	52.2
A	24.5
BBB	3.5
Not Rated	0.3

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Largest Area Concentrations (% of fixed income
portfolio)
New York	14.8%
California	10.7
Texas	6.6
New Jersey	6.5
Florida	5.7
Illinois	5.1
Massachusetts	4.7
Pennsylvania	4.1
Ohio	3.9
Maryland	3.0
Top Ten	65.1%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Average Annual Total Returns: Periods Ended June 30, 2013
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	9.90%	6.50%	2.81%	3.36%	6.17%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.2%)
Consumer Discretionary (6.2%)
	Walt Disney Co.	66,766	4,216
*	Amazon.com Inc.	13,722	3,810
	Comcast Corp. Class A	86,645	3,629
	Home Depot Inc.	41,999	3,254
	McDonald’s Corp.	26,674	2,641
	News Corp. Class A	76,951	2,509
	Ford Motor Co.	142,400	2,203
	Starbucks Corp.	30,063	1,969
	NIKE Inc. Class B	29,894	1,904
	Lowe’s Cos. Inc.	44,615	1,825
*	priceline.com Inc.	2,158	1,785
	Time Warner Inc.	28,596	1,653
	Target Corp.	23,845	1,642
	TJX Cos. Inc.	31,586	1,581
	Viacom Inc. Class B	22,027	1,499
	CBS Corp. Class B	28,800	1,407
*	DIRECTV	22,418	1,381
	Yum! Brands Inc.	16,305	1,131
*	General Motors Co.	32,800	1,093
	Macy’s Inc.	18,494	888
	Time Warner Cable Inc.	7,643	860
*	Bed Bath & Beyond Inc.	11,700	830
	Coach Inc.	14,520	829
*	Liberty Media Corp. Class A	5,904	748
	Gap Inc.	17,925	748
	Harley-Davidson Inc.	13,490	740
*	O’Reilly Automotive Inc.	6,562	739
	Ross Stores Inc.	11,104	720
*	AutoZone Inc.	1,681	712
	Starwood Hotels & Resorts
	Worldwide Inc.	10,707	677
	PVH Corp.	5,383	673
	Ralph Lauren Corp. Class A	3,773	655
	Marriott International Inc./DE
	Class A	15,783	637
	DISH Network Corp. Class A	14,505	617
*	Dollar Tree Inc.	12,088	615

			Market
			Value
		Shares	($000)
	Tractor Supply Co.	5,157	606
*	Liberty Global plc	8,653	587
*	Liberty Global plc Class A	7,927	587
	Johnson Controls Inc.	16,200	580
	Kohl’s Corp.	11,385	575
	Carnival Corp.	16,650	571
*	Dollar General Corp.	11,000	555
	Lear Corp.	8,800	532
*	Jarden Corp.	12,138	531
	Newell Rubbermaid Inc.	19,818	520
	Family Dollar Stores Inc.	8,066	503
	PetSmart Inc.	7,424	497
*	Discovery Communications
	Inc. Class A	6,441	497
	DR Horton Inc.	23,222	494
	Polaris Industries Inc.	5,200	494
	Advance Auto Parts Inc.	5,864	476
	Scripps Networks Interactive
	Inc. Class A	7,068	472
	Service Corp. International/US	25,400	458
	Thor Industries Inc.	9,300	457
	Expedia Inc.	7,391	445
	Harman International
	Industries Inc.	8,007	434
	International Game
	Technology	25,567	427
	Royal Caribbean Cruises Ltd.	12,547	418
	Lennar Corp. Class A	11,423	412
*	Michael Kors Holdings Ltd.	6,400	397
*	BorgWarner Inc.	4,476	386
	DSW Inc. Class A	5,200	382
	Abercrombie & Fitch Co.	8,400	380
	Brinker International Inc.	9,637	380
	Dillard’s Inc. Class A	4,613	378
*	TripAdvisor Inc.	6,191	377
	DeVry Inc.	12,000	372
	Wyndham Worldwide Corp.	6,300	361
	Morningstar Inc.	4,628	359
	Aaron’s Inc.	12,711	356
*	NVR Inc.	380	350

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Chico’s FAS Inc.	18,400	314
	Signet Jewelers Ltd.	4,400	297
	John Wiley & Sons Inc.
	Class A	7,218	289
	Las Vegas Sands Corp.	5,400	286
	Hanesbrands Inc.	5,500	283
	Comcast Corp.	6,476	257
	Wendy’s Co.	43,670	255
	Weight Watchers
	International Inc.	5,533	254
	Gentex Corp./MI	10,743	248
*	Panera Bread Co. Class A	1,300	242
	Omnicom Group Inc.	3,800	239
	Dunkin’ Brands Group Inc.	5,400	231
*	Starz	5,804	128
*	MGM Resorts International	8,013	118
*	Apollo Group Inc. Class A	6,500	115
	Delphi Automotive plc	1,600	81
*	Toll Brothers Inc.	2,000	65
*	Liberty Interactive Corp.
	Class A	2,138	49
*	AMC Networks Inc. Class A	573	37
*	Netflix Inc.	177	37
	Lennar Corp. Class B	680	19
	H&R Block Inc.	500	14
*	Liberty Ventures Class A	142	12
	Cablevision Systems Corp.
	Class A	394	7
*	CST Brands Inc.	166	5
			73,308
Consumer Staples (4.7%)
	Procter & Gamble Co.	84,149	6,479
	Coca-Cola Co.	136,364	5,470
	Philip Morris International Inc.	50,494	4,374
	Wal-Mart Stores Inc.	56,649	4,220
	PepsiCo Inc.	44,690	3,655
	CVS Caremark Corp.	46,692	2,670
	Colgate-Palmolive Co.	38,070	2,181
	Mondelez International Inc.
	Class A	70,537	2,012
	Costco Wholesale Corp.	17,417	1,926
	Altria Group Inc.	46,800	1,638
	Kraft Foods Group Inc.	24,479	1,368
	Walgreen Co.	28,118	1,243
	Archer-Daniels-Midland Co.	31,873	1,081
	Whole Foods Market Inc.	19,200	988
	Mead Johnson Nutrition Co.	10,513	833
	Estee Lauder Cos. Inc.
	Class A	12,118	797
	Hershey Co.	8,400	750
	JM Smucker Co.	6,851	707
	Kroger Co.	19,300	667
*	Green Mountain Coffee
	Roasters Inc.	8,829	663
	Bunge Ltd.	9,330	660

			Market
			Value
		Shares	($000)
	Coca-Cola Enterprises Inc.	18,186	639
*	Monster Beverage Corp.	10,438	634
	McCormick & Co. Inc./MD	8,747	615
	Tyson Foods Inc. Class A	23,410	601
	Clorox Co.	7,200	599
	Beam Inc.	9,400	593
	Brown-Forman Corp. Class B	8,688	587
	Church & Dwight Co. Inc.	9,255	571
*	Constellation Brands Inc.
	Class A	10,787	562
	Energizer Holdings Inc.	5,465	549
	Kimberly-Clark Corp.	5,172	502
	Hormel Foods Corp.	12,892	497
	Safeway Inc.	20,134	476
	Ingredion Inc.	6,686	439
*	Smithfield Foods Inc.	13,156	431
	Hillshire Brands Co.	12,887	426
	Herbalife Ltd.	9,227	417
	Molson Coors Brewing Co.
	Class B	7,400	354
	Dr Pepper Snapple Group Inc.	7,332	337
	Avon Products Inc.	14,500	305
	General Mills Inc.	5,114	248
*	Dean Foods Co.	23,202	233
*	WhiteWave Foods Co.
	Class B	8,440	128
*	WhiteWave Foods Co.
	Class A	5,926	96
			55,221
Energy (4.7%)
	Exxon Mobil Corp.	153,915	13,906
	Chevron Corp.	61,832	7,317
	Schlumberger Ltd.	35,467	2,542
	ConocoPhillips	30,112	1,822
	Occidental Petroleum Corp.	20,404	1,821
	Anadarko Petroleum Corp.	20,490	1,761
	Phillips 66	26,406	1,556
	EOG Resources Inc.	11,328	1,492
	Apache Corp.	17,714	1,485
	Halliburton Co.	33,664	1,404
	National Oilwell Varco Inc.	16,529	1,139
	Pioneer Natural
	Resources Co.	7,219	1,045
	Noble Energy Inc.	17,198	1,033
	Hess Corp.	14,804	984
	Devon Energy Corp.	18,657	968
	Marathon Petroleum Corp.	12,141	863
*	Cameron International Corp.	13,252	810
	Cabot Oil & Gas Corp.	11,152	792
*	FMC Technologies Inc.	13,886	773
*	Southwestern Energy Co.	20,331	743
	Range Resources Corp.	9,446	730
	EQT Corp.	9,097	722
*	Concho Resources Inc.	7,000	586
	HollyFrontier Corp.	12,492	534

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Denbury Resources Inc.	30,500	528
	Helmerich & Payne Inc.	7,915	494
	QEP Resources Inc.	16,525	459
*	Dresser-Rand Group Inc.	7,522	451
*	Continental Resources Inc./OK	5,164	444
	SM Energy Co.	7,172	430
*	Ultra Petroleum Corp.	21,400	424
	Murphy Oil Corp.	6,700	408
	Diamond Offshore Drilling Inc.	5,860	403
*	Oil States International Inc.	4,098	380
	Cimarex Energy Co.	5,776	375
	Patterson-UTI Energy Inc.	19,302	374
	CONSOL Energy Inc.	11,505	312
	Energen Corp.	5,830	305
*	Rowan Cos. plc Class A	8,883	303
	Marathon Oil Corp.	8,482	293
*	Kosmos Energy Ltd.	28,697	291
	Nabors Industries Ltd.	18,190	278
*	Newfield Exploration Co.	11,327	271
	World Fuel Services Corp.	5,400	216
	Peabody Energy Corp.	13,009	190
*	Whiting Petroleum Corp.	3,600	166
*	Superior Energy Services Inc.	6,121	159
*	SandRidge Energy Inc.	21,613	103
	Chesapeake Energy Corp.	4,500	92
*	McDermott International Inc.	11,085	91
	Baker Hughes Inc.	1,950	90
	Valero Energy Corp.	1,500	52
	Williams Cos. Inc.	1,500	49
			55,259
Financials (8.4%)
*	Berkshire Hathaway Inc.
	Class B	64,877	7,261
	Wells Fargo & Co.	149,521	6,171
	JPMorgan Chase & Co.	116,401	6,145
	Citigroup Inc.	108,692	5,214
	Bank of America Corp.	400,017	5,144
	American Express Co.	36,259	2,711
	Goldman Sachs Group Inc.	17,485	2,645
*	American International
	Group Inc.	53,800	2,405
	Simon Property Group Inc.	12,278	1,939
	US Bancorp/MN	46,300	1,674
	Morgan Stanley	65,960	1,611
	Capital One Financial Corp.	22,592	1,419
	State Street Corp.	19,869	1,296
	American Tower Corporation	16,573	1,213
	Discover Financial Services	24,229	1,154
	Public Storage	6,572	1,008
	Equity Residential	16,350	949
	Franklin Resources Inc.	6,625	901
	Bank of New York
	Mellon Corp.	31,900	895
	SunTrust Banks Inc.	27,529	869
	Aon plc	13,400	862
	Prologis Inc.	22,800	860

			Market
			Value
		Shares	($000)
	Travelers Cos. Inc.	10,589	846
	Progressive Corp.	32,897	836
	Boston Properties Inc.	7,881	831
	Hartford Financial Services
	Group Inc.	26,400	816
	Regions Financial Corp.	84,715	807
	Weyerhaeuser Co.	28,157	802
	Loews Corp.	17,516	778
*	IntercontinentalExchange Inc.	4,371	777
	Moody’s Corp.	12,400	756
	Vornado Realty Trust	9,000	746
	Lincoln National Corp.	19,430	709
	Host Hotels & Resorts Inc.	41,299	697
	Fifth Third Bancorp	38,275	691
	AvalonBay Communities Inc.	5,100	688
	KeyCorp	59,618	658
	Leucadia National Corp.	24,533	643
	General Growth
	Properties Inc.	31,900	634
	Unum Group	20,827	612
*	Affiliated Managers Group Inc.	3,684	604
	Comerica Inc.	14,900	593
	MetLife Inc.	12,940	592
	SL Green Realty Corp.	6,459	570
*	CBRE Group Inc. Class A	24,373	569
	PNC Financial Services
	Group Inc.	7,700	561
	Charles Schwab Corp.	26,105	554
*	Howard Hughes Corp.	4,800	538
	TD Ameritrade Holding Corp.	21,961	533
	Zions Bancorporation	18,451	533
	Torchmark Corp.	8,148	531
	Reinsurance Group of
	America Inc. Class A	7,470	516
	Aflac Inc.	8,800	511
	Chubb Corp.	6,000	508
*	Realogy Holdings Corp.	10,200	490
	Federal Realty Investment
	Trust	4,719	489
	Essex Property Trust Inc.	3,000	477
*	Alleghany Corp.	1,219	467
	East West Bancorp Inc.	16,769	461
*	Arch Capital Group Ltd.	8,850	455
	Extra Space Storage Inc.	10,800	453
	Allstate Corp.	9,400	452
	SEI Investments Co.	15,847	451
	NASDAQ OMX Group Inc.	13,673	448
	American Financial Group
	Inc./OH	9,150	448
	Legg Mason Inc.	14,354	445
	Assurant Inc.	8,700	443
	HCC Insurance Holdings Inc.	10,264	442
	Raymond James Financial Inc.	10,234	440
*	E*TRADE Financial Corp.	34,200	433
*	MSCI Inc. Class A	12,934	430
	Brown & Brown Inc.	13,261	428

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	WR Berkley Corp.	10,443	427
	Apartment Investment &
	Management Co. Class A	14,176	426
	RenaissanceRe Holdings Ltd.	4,898	425
	Taubman Centers Inc.	5,600	421
	Jones Lang LaSalle Inc.	4,612	420
	City National Corp./CA	6,600	418
	First Horizon National Corp.	36,840	413
	Equity Lifestyle Properties Inc.	5,200	409
	Allied World Assurance Co.
	Holdings AG	4,448	407
*	Markel Corp.	771	406
	DDR Corp.	24,207	403
	First Republic Bank/CA	10,400	400
*	American Capital Ltd.	31,200	395
*	Forest City Enterprises Inc.
	Class A	22,013	394
	Douglas Emmett Inc.	15,734	393
	CapitalSource Inc.	41,714	391
	TCF Financial Corp.	27,300	387
	LPL Financial Holdings Inc.	10,200	385
	Associated Banc-Corp	24,527	381
	Tanger Factory Outlet Centers	11,100	371
	Washington Federal Inc.	19,000	359
	Prudential Financial Inc.	4,712	344
*	St. Joe Co.	16,000	337
	First Citizens BancShares
	Inc./NC Class A	1,717	330
	BlackRock Inc.	1,222	314
	White Mountains Insurance
	Group Ltd.	538	309
*	TFS Financial Corp.	27,100	304
*	MBIA Inc.	22,375	298
	Commerce Bancshares
	Inc./MO	6,584	287
	Assured Guaranty Ltd.	12,894	284
	CNA Financial Corp.	8,693	284
	Retail Properties of
	America Inc.	19,700	281
	BRE Properties Inc.	5,600	280
	Huntington Bancshares
	Inc./OH	34,600	273
	ProAssurance Corp.	5,000	261
	BOK Financial Corp.	4,040	259
	StanCorp Financial Group Inc.	5,000	247
	Hanover Insurance Group Inc.	5,014	245
	McGraw Hill Financial Inc.	4,600	245
*	Genworth Financial Inc.
	Class A	20,900	238
	ACE Ltd.	2,600	233
*	Signature Bank/New York NY	2,400	199
	BB&T Corp.	5,800	197
	CME Group Inc./IL	2,495	190
	Lazard Ltd. Class A	5,025	162
*	CIT Group Inc.	2,100	98
	Ameriprise Financial Inc.	1,180	95

			Market
			Value
		Shares	($000)
	Hospitality Properties Trust	3,122	82
	CBOE Holdings Inc.	1,200	56
	Cullen/Frost Bankers Inc.	200	13
	People’s United Financial Inc.	400	6
			98,720
Health Care (6.0%)
	Johnson & Johnson	88,844	7,628
	Pfizer Inc.	220,117	6,165
	Merck & Co. Inc.	88,921	4,130
*	Gilead Sciences Inc.	58,302	2,986
	UnitedHealth Group Inc.	37,413	2,450
	Amgen Inc.	24,655	2,432
*	Biogen Idec Inc.	9,811	2,111
*	Express Scripts Holding Co.	33,149	2,045
	AbbVie Inc.	48,200	1,993
*	Celgene Corp.	16,912	1,977
	Abbott Laboratories	54,800	1,911
	Bristol-Myers Squibb Co.	39,960	1,786
	Thermo Fisher Scientific Inc.	16,567	1,402
	McKesson Corp.	10,636	1,218
	WellPoint Inc.	14,626	1,197
	Medtronic Inc.	23,200	1,194
	Allergan Inc./United States	13,109	1,104
	Cigna Corp.	14,562	1,056
	Eli Lilly & Co.	21,400	1,051
	Aetna Inc.	15,855	1,007
*	Actavis Inc.	7,664	967
*	Alexion Pharmaceuticals Inc.	10,086	930
*	Vertex Pharmaceuticals Inc.	11,400	911
	Stryker Corp.	13,949	902
*	Intuitive Surgical Inc.	1,690	856
	Agilent Technologies Inc.	19,007	813
	AmerisourceBergen Corp.
	Class A	14,506	810
	Humana Inc.	8,800	743
	Covidien plc	11,800	742
*	Mylan Inc./PA	23,756	737
*	Life Technologies Corp.	9,817	727
*	Forest Laboratories Inc.	17,119	702
	Perrigo Co.	5,628	681
	St. Jude Medical Inc.	13,835	631
	CR Bard Inc.	5,565	605
	Zimmer Holdings Inc.	8,070	605
*	Waters Corp.	5,918	592
	Universal Health Services
	Inc. Class B	8,717	584
*	DaVita HealthCare
	Partners Inc.	4,800	580
	Baxter International Inc.	7,800	540
	Cooper Cos. Inc.	4,484	534
*	Hospira Inc.	13,860	531
	Omnicare Inc.	10,893	520
*	Laboratory Corp. of
	America Holdings	5,191	520
	Quest Diagnostics Inc.	8,019	486
*	Tenet Healthcare Corp.	10,525	485

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Mettler-Toledo
	International Inc.	2,400	483
	DENTSPLY International Inc.	11,783	483
	HCA Holdings Inc.	13,344	481
*	Endo Health Solutions Inc.	12,869	473
*	Illumina Inc.	5,800	434
*	QIAGEN NV	20,400	406
	PerkinElmer Inc.	12,400	403
*	Varian Medical Systems Inc.	5,800	391
	Techne Corp.	5,400	373
	Hill-Rom Holdings Inc.	10,722	361
	Patterson Cos. Inc.	9,000	338
*	CareFusion Corp.	8,395	309
	Zoetis Inc.	8,189	253
*	Bio-Rad Laboratories Inc.
	Class A	2,100	236
	Warner Chilcott plc Class A	11,009	219
	Becton Dickinson and Co.	1,884	186
	Cardinal Health Inc.	3,845	182
*	Edwards Lifesciences Corp.	919	62
*	Cerner Corp.	505	49
*	Quintiles Transnational
	Holdings Inc.	900	38
			70,737
Industrials (5.3%)
	General Electric Co.	332,409	7,709
	Union Pacific Corp.	18,226	2,812
	United Technologies Corp.	24,876	2,312
	3M Co.	16,900	1,848
	Boeing Co.	17,720	1,815
	Danaher Corp.	25,051	1,586
	Precision Castparts Corp.	6,652	1,503
	FedEx Corp.	13,476	1,328
	United Parcel Service Inc.
	Class B	15,200	1,315
	Honeywell International Inc.	16,300	1,293
	Caterpillar Inc.	14,100	1,163
	Ingersoll-Rand plc	15,400	855
	Cummins Inc.	7,321	794
	WW Grainger Inc.	2,932	739
	Roper Industries Inc.	5,710	709
*	Delta Air Lines Inc.	37,600	703
	CSX Corp.	29,700	689
	Raytheon Co.	10,049	664
	Southwest Airlines Co.	50,857	656
	AMETEK Inc.	15,400	651
	Emerson Electric Co.	11,200	611
	Fluor Corp.	9,958	591
*	Jacobs Engineering
	Group Inc.	10,595	584
	Pentair Ltd.	10,087	582
	TransDigm Group Inc.	3,710	582
*	Stericycle Inc.	5,198	574
	Flowserve Corp.	10,413	562
*	B/E Aerospace Inc.	8,911	562

			Market
			Value
		Shares	($000)
	Expeditors International of
	Washington Inc.	14,766	561
	Pall Corp.	8,400	558
	Towers Watson & Co.
	Class A	6,700	549
	Fortune Brands Home &
	Security Inc.	14,125	547
	Kansas City Southern	5,000	530
	JB Hunt Transport Services Inc.	7,310	528
	Equifax Inc.	8,958	528
	Textron Inc.	19,311	503
	Wabtec Corp./DE	9,306	497
	KBR Inc.	15,196	494
	Copa Holdings SA Class A	3,738	490
*	WABCO Holdings Inc.	6,496	485
	Chicago Bridge & Iron Co. NV	8,089	483
	Republic Services Inc.
	Class A	14,110	479
*	AECOM Technology Corp.	14,934	475
*	Quanta Services Inc.	17,795	471
	Lincoln Electric Holdings Inc.	8,123	465
	Deere & Co.	5,600	455
	Nordson Corp.	6,550	454
	Joy Global Inc.	9,219	447
	Huntington Ingalls
	Industries Inc.	7,819	442
	AGCO Corp.	8,737	439
	Waste Connections Inc.	10,500	432
	Babcock & Wilcox Co.	14,319	430
	CH Robinson Worldwide Inc.	7,611	429
	Gardner Denver Inc.	5,688	428
	Triumph Group Inc.	5,400	427
	Alliant Techsystems Inc.	5,186	427
	Donaldson Co. Inc.	11,786	420
	PACCAR Inc.	7,800	419
	MSC Industrial Direct Co. Inc.
	Class A	5,300	411
	Dun & Bradstreet Corp.	4,200	409
	ITT Corp.	13,869	408
	Robert Half International Inc.	12,200	405
*	Navistar International Corp.	14,546	404
	Trinity Industries Inc.	10,500	404
	SPX Corp.	5,597	403
*	WESCO International Inc.	5,819	395
	Valmont Industries Inc.	2,711	388
	Manitowoc Co. Inc.	21,300	381
	Stanley Black & Decker Inc.	4,927	381
	Toro Co.	8,318	378
	URS Corp.	7,607	359
	Landstar System Inc.	6,885	355
	Rockwell Collins Inc.	5,500	349
	Regal-Beloit Corp.	5,000	324
*	Armstrong World
	Industries Inc.	6,403	306
*	Spirit Aerosystems
	Holdings Inc. Class A	14,000	301

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Con-way Inc.	7,565	295
	Kennametal Inc.	7,500	291
*	MRC Global Inc.	10,500	290
	Xylem Inc./NY	10,739	289
	Covanta Holding Corp.	14,400	288
	Manpowergroup Inc.	5,250	288
	CNH Global NV	6,900	287
	General Dynamics Corp.	3,491	273
	ADT Corp.	6,850	273
	Fastenal Co.	5,725	262
	Illinois Tool Works Inc.	3,700	256
	Cintas Corp.	5,150	235
*	Owens Corning	5,700	223
	Air Lease Corp. Class A	8,000	221
*	Oshkosh Corp.	5,747	218
	Eaton Corp. plc	3,000	197
	Norfolk Southern Corp.	2,700	196
	IDEX Corp.	3,529	190
*	Verisk Analytics Inc. Class A	3,000	179
	Lockheed Martin Corp.	1,103	120
	Ryder System Inc.	1,400	85
	L-3 Communications
	Holdings Inc.	489	42
*	United Continental
	Holdings Inc.	1,200	38
			61,881
Information Technology (8.4%)
	Apple Inc.	32,324	12,803
	Microsoft Corp.	263,056	9,083
*	Google Inc. Class A	9,632	8,480
	International Business
	Machines Corp.	37,247	7,118
	Cisco Systems Inc.	172,915	4,204
	Oracle Corp.	134,590	4,135
	QUALCOMM Inc.	64,300	3,927
	Intel Corp.	151,400	3,667
	Visa Inc. Class A	19,224	3,513
*	eBay Inc.	50,344	2,604
	Mastercard Inc. Class A	4,330	2,488
	EMC Corp./MA	85,936	2,030
	Hewlett-Packard Co.	65,489	1,624
*	Facebook Inc. Class A	62,600	1,556
	Accenture plc Class A	15,600	1,123
*	Yahoo! Inc.	43,666	1,097
*	Adobe Systems Inc.	23,996	1,093
*	Salesforce.com Inc.	26,512	1,012
*	Cognizant Technology
	Solutions Corp. Class A	15,098	945
	Texas Instruments Inc.	27,046	943
	Broadcom Corp. Class A	26,243	886
	Intuit Inc.	14,324	874
	Symantec Corp.	38,839	873
	Dell Inc.	63,701	850
	Corning Inc.	58,977	839
	Applied Materials Inc.	53,080	791
*	NetApp Inc.	20,271	766

			Market
			Value
		Shares	($000)
	Amphenol Corp. Class A	9,496	740
*	Fiserv Inc.	7,971	697
	Fidelity National Information
	Services Inc.	15,481	663
	Motorola Solutions Inc.	11,367	656
	Xilinx Inc.	16,129	639
*	Alliance Data Systems Corp.	3,477	629
	Avago Technologies Ltd.
	Class A	16,735	626
*	Citrix Systems Inc.	10,354	625
	Analog Devices Inc.	13,596	613
	Altera Corp.	18,452	609
*	Juniper Networks Inc.	30,600	591
	NVIDIA Corp.	40,000	561
	CA Inc.	19,407	556
*	BMC Software Inc.	11,383	514
	Activision Blizzard Inc.	35,860	511
*	VeriSign Inc.	11,328	506
*	Teradata Corp.	10,051	505
*	Lam Research Corp.	11,000	488
	Marvell Technology
	Group Ltd.	40,000	468
	FactSet Research
	Systems Inc.	4,499	459
	FLIR Systems Inc.	16,969	458
	Jabil Circuit Inc.	22,300	455
*	Synopsys Inc.	12,600	450
*	LSI Corp.	61,000	436
	Solera Holdings Inc.	7,590	422
	Global Payments Inc.	9,114	422
*	Autodesk Inc.	11,608	394
*	Atmel Corp.	52,800	388
	IAC/InterActiveCorp	7,800	371
	National Instruments Corp.	12,911	361
	Computer Sciences Corp.	8,200	359
	DST Systems Inc.	5,430	355
	Lender Processing
	Services Inc.	10,400	336
	Automatic Data
	Processing Inc.	4,774	329
	AVX Corp.	25,300	297
	Xerox Corp.	32,655	296
	Total System Services Inc.	11,700	286
	Western Digital Corp.	4,200	261
*	Fairchild Semiconductor
	International Inc. Class A	16,325	225
*	NCR Corp.	6,800	224
	Lexmark International Inc.
	Class A	5,300	162
	Maxim Integrated
	Products Inc.	5,500	153
*	Ingram Micro Inc.	7,800	148
	Linear Technology Corp.	4,000	147
	Amdocs Ltd.	3,300	122
*	Arrow Electronics Inc.	1,900	76
	Western Union Co.	4,165	71

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Tech Data Corp.	1,400	66
*	Freescale Semiconductor Ltd.	2,600	35
	Jack Henry & Associates Inc.	300	14
			99,099
Materials (1.7%)
	Monsanto Co.	21,308	2,105
	Ecolab Inc.	12,200	1,039
	LyondellBasell Industries
	NV Class A	13,538	897
	EI du Pont de Nemours
	& Co.	16,728	878
	Sherwin-Williams Co.	4,600	812
	Mosaic Co.	12,948	697
	CF Industries Holdings Inc.	3,912	671
	Sigma-Aldrich Corp.	7,980	641
	Dow Chemical Co.	18,300	589
	FMC Corp.	9,598	586
	Alcoa Inc.	72,600	568
*	WR Grace & Co.	6,600	555
	Ashland Inc.	6,198	517
	Vulcan Materials Co.	10,634	515
	Celanese Corp. Class A	11,340	508
	Praxair Inc.	4,400	507
*	Crown Holdings Inc.	12,041	495
	Valspar Corp.	7,600	491
	Freeport-McMoRan Copper
	& Gold Inc.	17,769	491
	Ball Corp.	11,618	483
	Airgas Inc.	5,019	479
*	Owens-Illinois Inc.	17,000	472
	Reliance Steel &
	Aluminum Co.	6,800	446
	Albemarle Corp.	6,600	411
	Cytec Industries Inc.	5,233	383
	Westlake Chemical Corp.	3,900	376
	Silgan Holdings Inc.	7,942	373
	Newmont Mining Corp.	11,454	343
	Royal Gold Inc.	7,771	327
	Martin Marietta Materials Inc.	3,286	323
	Nucor Corp.	7,400	321
	Sealed Air Corp.	11,800	283
	United States Steel Corp.	16,059	281
	Scotts Miracle-Gro Co.
	Class A	5,042	244
	International Paper Co.	4,943	219
	Eastman Chemical Co.	2,640	185
	Rock Tenn Co. Class A	1,500	150
	Cliffs Natural Resources Inc.	4,384	71
*	Tahoe Resources Inc.	3,800	54
	Air Products & Chemicals Inc.	500	46
	PPG Industries Inc.	100	15
			19,847
Telecommunication Services (1.2%)
	AT&T Inc.	166,766	5,904
	Verizon Communications Inc.	83,200	4,188

			Market
			Value
		Shares	($000)
*	Crown Castle
	International Corp.	14,267	1,033
*	Sprint Nextel Corp.	125,135	878
*	SBA Communications Corp.
	Class A	8,411	623
	T-Mobile US Inc.	18,600	462
*	tw telecom inc Class A	15,300	431
*	Level 3 Communications Inc.	19,700	415
	Telephone & Data
	Systems Inc.	14,125	348
	United States Cellular Corp.	7,715	283
	CenturyLink Inc.	3,300	117
*	Clearwire Corp. Class A	10,263	51
*	Intelsat SA	2,000	40
			14,773
Utilities (1.6%)
	NextEra Energy Inc.	18,197	1,483
	Southern Co.	29,442	1,299
	Sempra Energy	11,929	975
	Duke Energy Corp.	13,130	886
	Edison International	16,908	814
	Dominion Resources Inc./VA	13,408	762
	Public Service Enterprise
	Group Inc.	22,764	743
	Xcel Energy Inc.	26,200	742
	Northeast Utilities	17,364	730
	Consolidated Edison Inc.	11,880	693
	PG&E Corp.	14,635	669
	Wisconsin Energy Corp.	14,532	596
*	Calpine Corp.	28,010	595
	NRG Energy Inc.	20,624	551
	OGE Energy Corp.	7,993	545
	ONEOK Inc.	13,184	545
	American Water
	Works Co. Inc.	13,128	541
	AES Corp./VA	44,969	539
	Entergy Corp.	7,700	536
	CMS Energy Corp.	19,027	517
	NV Energy Inc.	21,687	509
	MDU Resources Group Inc.	18,704	485
	ITC Holdings Corp.	5,070	463
	UGI Corp.	11,552	452
	Aqua America Inc.	14,383	450
	National Fuel Gas Co.	7,501	435
	Questar Corp.	17,833	425
	Alliant Energy Corp.	7,713	389
	AGL Resources Inc.	6,000	257
	Exelon Corp.	6,992	216
	FirstEnergy Corp.	4,878	182
	American Electric
	Power Co. Inc.	300	13
			19,037
Total Common Stocks (Cost $319,992)			567,882

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.5%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	580
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	403
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	565
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	564
				2,112
Alaska (0.0%)
Alaska Housing Finance Corp.
General Housing Revenue	5.000%	12/1/29	500	540
Arizona (1.3%)
Arizona Board Regents Arizona
State University System COP	5.000%	7/1/22 (14)	1,500	1,653
Arizona Board Regents Arizona
State University System Revenue	5.875%	7/1/24	100	116
Arizona COP	5.000%	10/1/18 (4)	500	566
Arizona Health Facilities Authority
Revenue (Banner Health)	5.000%	1/1/25	500	527
Arizona School Facilities Board COP	5.500%	9/1/23	500	557
Arizona School Facilities Board
Revenue (School Improvement)	5.750%	7/1/14 (Prere.)	500	528
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	578
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	549
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	543
Arizona Water Infrastructure Finance
Authority Revenue	4.000%	10/1/14	500	523
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	282
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,683
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	524
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	333
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	813
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	537
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	583
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	813
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	553
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	500	545
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	205	218
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	568
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	580
				15,172

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California (5.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	350	399
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	274
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,000	366
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	523
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	558
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	533
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	539
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/16	500	556
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/17	500	571
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	582
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	582
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/19	500	589
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/20	575	683
California Department of
Water Resources Water System Revenue
(Central Valley Project)	5.000%	12/1/28	500	559
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	215
California Economic Recovery GO	5.000%	7/1/15	295	308
California Economic Recovery GO	5.000%	7/1/18	500	580
California Economic Recovery GO	5.000%	7/1/19	500	589
California Economic Recovery GO	5.000%	7/1/20	500	582
California Economic Recovery GO	5.250%	7/1/21	500	582
California Economic Recovery GO	5.000%	7/1/22	500	544
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	581
California GO	5.250%	10/1/13 (14)	500	506
California GO	5.000%	11/1/13	500	508
California GO	5.000%	6/1/15	500	531
California GO	6.000%	2/1/16	500	564
California GO	5.000%	11/1/16	350	394
California GO	5.000%	3/1/17	500	567
California GO	5.000%	4/1/17	500	569
California GO	5.500%	4/1/18	500	589
California GO	6.000%	4/1/18	500	602
California GO	5.000%	9/1/18	500	554
California GO	5.000%	11/1/18 (3)	500	570
California GO	5.500%	4/1/19	785	937
California GO	5.000%	6/1/19 (14)	500	563
California GO	5.000%	2/1/20	500	585
California GO	5.000%	9/1/21	500	589
California GO	5.000%	10/1/21	250	276
California GO	5.000%	6/1/25	495	524

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.500%	3/1/26	500	561
California GO	5.000%	6/1/27 (14)	500	531
California GO	4.500%	8/1/27	85	87
California GO	5.000%	9/1/27	500	529
California GO	5.000%	2/1/28	690	740
California GO	4.500%	8/1/28 (2)	725	743
California GO	5.250%	2/1/29	500	539
California GO	5.750%	4/1/29	500	554
California GO	5.000%	9/1/29 (2)	500	524
California GO	5.000%	9/1/29	495	514
California GO	5.000%	10/1/29	700	736
California GO	5.250%	3/1/30	500	531
California GO	5.250%	9/1/30	500	536
California GO	5.000%	2/1/32	500	526
California GO	5.000%	6/1/32	370	380
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	345
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	523
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	570
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard
Children’s Hospital at Stanford)	5.000%	8/15/20	325	378
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	500	515
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	559
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	113
California Infrastructure & Economic
Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	608
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	532
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,141
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	320
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	265
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	364
California State University Revenue Systemwide	5.750%	11/1/27	500	570
California State University Revenue Systemwide	5.250%	11/1/29	300	326
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	567
Colton CA Public Financing Authority
Electric Revenue	5.000%	4/1/28	500	530
1 Contra Costa CA Municipal Water
District Revenue	5.000%	10/1/33	1,000	1,090
1 Corona-Norco CA Unified School
District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/22	970	1,057

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	5.250%	11/15/19	75	83
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	5.250%	11/15/23	205	226
Los Angeles CA Community College District GO	5.000%	8/1/27	500	544
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	145	156
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	546
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/24	500	566
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	528
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,031
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	541
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	758
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	536
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	536
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	150	157
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	538
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	662
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/26	500	549
Marysville CA Revenue
(Fremont-Rideout Health Group)	5.250%	1/1/24	600	646
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	289
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	253
1 Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,108
1 Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	790
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	108
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	151
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	265
Sacramento CA Municipal Utility
District Financing Authority
Revenue (Cosumnes Project)	5.125%	7/1/29 (14)	1,000	1,038
Sacramento CA Municipal Utility
District Revenue	5.000%	8/15/27 (4)	500	537
Sacramento CA Regional Transit
District Farebox Revenue	5.000%	3/1/23	500	551
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	562
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	540
San Diego CA Community College District GO	5.000%	8/1/31	500	540
San Diego CA Public Facilities
Financing Authority Sewer Revenue	5.000%	5/15/28	500	543
San Diego CA Public Facilities
Financing Authority Water Revenue	5.250%	8/1/28	500	556
San Diego CA Unified School District GO	0.000%	7/1/27	500	259
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	590
San Diego CA Unified School District GO	0.000%	7/1/28	500	241

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	0.000%	7/1/29	500	226
San Diego CA Unified School District GO	0.000%	7/1/30	100	43
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	527
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	608
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	390
San Francisco CA City & County
Earthquake Safety GO	5.000%	6/15/28	500	542
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/22	500	581
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27	225	248
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/30	500	531
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.500%	11/1/30	500	565
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	745
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	261
University of California Revenue	5.000%	5/15/21	500	541
University of California Revenue	5.000%	5/15/25	500	561
University of California Revenue	5.000%	5/15/27 (14)	500	542
University of California Revenue	5.000%	5/15/28 (14)	500	535
University of California Revenue	4.750%	5/15/33	155	160
				66,302
Colorado (1.0%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	346
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/33	750	819
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	582
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	3,836
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	548
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	534
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	508
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	550
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	586
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	473
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,652
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	500	524
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	543
				11,501
Connecticut (0.8%)
Connecticut GO	5.500%	12/15/13	3,000	3,074
Connecticut GO	5.000%	1/1/14	500	512
Connecticut GO	5.000%	11/1/14	500	532
Connecticut GO	5.000%	12/1/14	500	533

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/1/16	410	463
Connecticut GO	5.000%	4/15/21	500	591
Connecticut GO	5.000%	4/15/24	500	575
Connecticut GO	5.000%	4/15/28	500	551
Connecticut GO	5.000%	10/15/32	705	768
Connecticut Health & Educational
Facilities Authority Revenue
(Hartford Healthcare)	5.000%	7/1/26	500	523
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	555
Hartford CT GO	5.000%	4/1/30	435	462
				9,261
Delaware (0.2%)
Delaware GO	5.000%	2/1/19	600	711
Delaware GO	5.000%	7/1/20	600	725
Delaware GO	5.000%	10/1/20	700	848
				2,284
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	566
District of Columbia Income Tax Revenue	5.000%	12/1/26	530	597
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	572
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	545
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	569
				2,849
Florida (3.0%)
Broward County FL Airport System Revenue	5.000%	10/1/28	400	432
Broward County FL Airport System Revenue	5.375%	10/1/29	500	545
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,075
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.250%	6/1/17	435	490
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,469
Citizens Property Insurance Corp.
Florida Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	508
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	512
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	545
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	580
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	327
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	259
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	890
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	583
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	559
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	703
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	677

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Department of Transportation GO	5.000%	7/1/19	545	643
Florida Municipal Power Agency Revenue
(St. Lucie Project)	5.000%	10/1/26	500	555
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	587
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	100	103
Hillsborough County FL Industrial
Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	500	522
Jacksonville FL Electric Authority
Electric System Revenue VRDO	0.070%	7/5/13	1,200	1,200
Jacksonville FL Electric Authority
Water & Sewer Revenue	5.000%	10/1/31	500	534
Jacksonville FL Special Revenue	5.000%	10/1/32	500	531
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	879
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	547
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	617
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	110
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	703
Miami-Dade County FL Special
Obligation Revenue	5.000%	10/1/30	500	521
2 Miami-Dade County FL Special
Obligation Revenue TOB VRDO	0.060%	7/1/13 LOC	2,795	2,795
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	542
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	573
Orlando & Orange County FL
Expressway Authority Revenue	5.000%	7/1/30	500	528
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/22	500	591
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/13 (ETM)	500	506
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/14 (ETM)	500	531
Palm Beach County FL Revenue
(Pine Crest Preparatory, Inc.) VRDO	0.050%	7/5/13 LOC	2,600	2,600
2 South Florida Water Management
District COP TOB VRDO	0.060%	7/1/13	5,000	5,000
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	110	72
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	218
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	1,535	1,593
Tampa FL Hospital Revenue	5.000%	7/1/23	750	821
Tohopekaliga FL Water Authority
Utility System Revenue	5.750%	10/1/30	500	571
				35,147
Georgia (1.5%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	577
Atlanta GA Airport Revenue	5.000%	1/1/20	500	581
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	610
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	499

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	451
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	538
Georgia GO	5.000%	10/1/13	500	506
Georgia GO	4.000%	1/1/15	575	606
Georgia GO	5.000%	9/1/15 (Prere.)	500	548
Georgia GO	5.000%	4/1/16	500	557
Georgia GO	5.000%	5/1/16	500	559
Georgia GO	5.000%	7/1/16	500	562
Georgia GO	5.000%	7/1/16	400	449
Georgia GO	5.000%	5/1/17	450	516
Georgia GO	5.750%	8/1/17	500	593
Georgia GO	5.000%	10/1/19	750	898
Georgia GO	5.000%	7/1/21	500	606
Georgia GO	5.000%	7/1/22	500	576
Georgia GO	5.000%	5/1/25	500	562
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	522
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	568
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	569
Gwinnett County GA School District GO	5.000%	2/1/28	500	578
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/14	100	103
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/16	590	641
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.125%	9/15/16	80	88
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.250%	9/15/18	100	112
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/19	250	274
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/21	500	537
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/22	245	263
Milledgeville-Baldwin County GA
Development Authority Revenue
(Georgia College & State University Foundation)	5.625%	9/1/14 (Prere.)	500	536
Municipal Electric Authority Georgia
Revenue (Combined Cycle Project)	5.000%	11/1/17	365	419
Municipal Electric Authority Georgia
Revenue (Project One)	5.250%	1/1/17	525	595
Private Colleges & University Authority
of Georgia Revenue (Emory University)	5.000%	9/1/28	500	545
				17,144
Hawaii (0.5%)
Hawaii GO	5.000%	7/1/14 (2)	500	524
Hawaii GO	5.750%	2/1/15 (4)	500	542
Hawaii GO	5.000%	11/1/16	200	227
Hawaii GO	5.000%	4/1/17 (Prere.)	55	63
Hawaii GO	5.000%	4/1/19 (2)	445	500
Hawaii GO	5.000%	12/1/21	375	449
Hawaii GO	5.000%	6/1/29	500	558
Hawaii GO	5.000%	12/1/29	500	549
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	635
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	562

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	12/1/30	310	340
Honolulu HI City & County GO	5.250%	8/1/31	500	556
University of Hawaii Revenue	5.000%	10/1/27	500	551
				6,056
Illinois (2.7%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	331
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	235
Chicago IL Board of Education GO	5.250%	12/1/21 (14)(3)	500	563
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	107
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	544
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	537
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	0.000%	12/1/30 (14)(3)	110	47
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	60
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL GO	5.000%	12/1/16 (2)	500	558
Chicago IL GO	5.500%	1/1/17 (4)	500	562
Chicago IL GO	5.000%	1/1/19 (2)	500	545
Chicago IL Metropolitan Water
Reclamation District GO	5.000%	12/1/31	500	539
Chicago IL Metropolitan Water
Reclamation District GO	5.250%	12/1/32	750	846
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	166
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	418
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	552
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	534
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	514
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	275	286
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)(3)	540	560
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	50
Cook County IL GO	5.000%	11/15/21	500	563
Cook County IL GO	5.000%	11/15/28	500	531
Cook County IL GO	5.250%	11/15/28	500	539
Cook County IL GO	4.750%	11/15/30 (2)	200	203
Illinois Finance Authority Revenue
(Art Institute of Chicago)	4.000%	3/1/16	500	537
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	515
Illinois Finance Authority Revenue
(Elmhurst Memorial Healthcare) VRDO	0.060%	7/1/13 LOC	2,500	2,500
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	107
1 Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,018
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	526
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	544
Illinois GO	5.000%	1/1/17	330	363
Illinois GO	5.000%	1/1/18	500	554
Illinois GO	5.000%	8/1/19	250	278
Illinois GO	5.000%	8/1/20	500	554
Illinois GO	5.000%	1/1/21 (4)	710	776
Illinois GO	5.000%	8/1/21	500	548

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Illinois GO	5.500%	7/1/24	1,000	1,095
Illinois GO	5.000%	6/1/26	500	522
1 Illinois GO	5.250%	7/1/31	1,000	1,014
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	631
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	580
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	550
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	533
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,068
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	529
Illinois Unemployment Insurance Fund
Building Receipts Revenue	5.000%	6/15/19	650	695
Illinois Unemployment Insurance Fund
Building Receipts Revenue	5.000%	12/15/19	250	266
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	850
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	279
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	130
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	112
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	500	575
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	444
2 Schaumburg IL GO TOB VRDO	0.080%	7/5/13 (13)	400	400
Will County IL Community High School
District No.210 (Lincoln-Way) GO	5.000%	1/1/30	500	541
Will County IL Community High School
District No.210 (Lincoln-Way) GO	0.000%	1/1/33	750	277
				31,458
Indiana (0.7%)
Indiana Bond Bank Special Program
Gas Revenue	5.250%	10/15/16	250	279
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.050%	7/1/13	2,375	2,375
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.070%	7/1/13	2,700	2,700
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	578
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	550
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	527
Indiana Health & Educational Facility
Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	290	304
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	583
Indiana University Student Fee Revenue	5.000%	6/1/19	445	524
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				8,534

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	250
Kansas (0.4%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	571
Kansas Development Finance Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/24	100	109
Leavenworth County KS Unified
School District GO	4.500%	9/1/19 (12)	500	568
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,399
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/17	900	1,000
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	599
Wyandotte County/Kansas City KS
Unified Government Utility System Revenue	5.000%	9/1/23	500	567
				4,813
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.050%	7/1/13 LOC	1,880	1,880
Kentucky Property & Building
Commission Revenue	5.250%	10/1/15 (4)	150	165
Kentucky Property & Building
Commission Revenue	5.375%	11/1/23	500	572
Kentucky Property & Building
Commission Revenue	5.000%	11/1/26 (4)	500	537
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	554
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	347
Warren County KY Revenue
(Western Kentucky University Student
Life Foundation Inc. Project) VRDO	0.090%	7/5/13 LOC	2,900	2,900
				6,955
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities
& Community Development Authority Revenue	5.000%	4/1/18	405	458
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	532
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	536
Louisiana GO	5.000%	5/1/16 (Prere.)	500	558
Louisiana GO	5.000%	5/1/16 (Prere.)	500	558
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,365
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/32	500	524
Louisiana State University Revenue	5.000%	7/1/23	400	461
New Orleans LA GO	5.000%	12/1/31	500	515
St. Charles Parish LA Gulf Opportunity
Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	383
				5,890

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.060%	7/5/13 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	570
				4,670
Maryland (1.6%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	720
Howard County MD GO	5.000%	2/15/22	750	890
Howard County MD GO	5.000%	8/15/24	200	234
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	581
Maryland GO	5.000%	3/1/15	550	592
Maryland GO	5.250%	3/1/15	500	540
Maryland GO	5.000%	8/1/15	500	547
Maryland GO	5.000%	8/1/15 (Prere.)	500	547
Maryland GO	5.000%	8/1/16 (Prere.)	450	508
Maryland GO	5.000%	11/1/16	105	119
Maryland GO	5.000%	3/15/17	500	572
Maryland GO	5.000%	7/15/17	610	704
Maryland GO	5.000%	8/1/17	500	578
Maryland GO	5.250%	8/15/17	500	583
Maryland GO	5.250%	3/1/18	200	235
Maryland GO	4.500%	8/1/18	465	535
Maryland GO	5.000%	8/1/21	870	1,037
Maryland GO	5.000%	3/15/22	500	569
Maryland Health & Higher Educational
Facilities Authority Revenue
(Anne Arundel Health System)	5.000%	7/1/27	500	531
Maryland Health & Higher Educational
Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/24	500	565
Maryland Health & Higher Educational
Facilities Authority Revenue (Loyola University)	5.000%	10/1/16	575	643
Maryland Health & Higher Educational
Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/20	500	556
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/15 (4)	750	784
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/22	500	571
Maryland Transportation Authority GAN	5.000%	3/1/16	465	516
Maryland Transportation Authority GAN	5.250%	3/1/16	585	653
Maryland Transportation Authority GAN	5.250%	3/1/18	700	820
Maryland Transportation Authority GAN	5.250%	3/1/20	500	592
Montgomery County MD GO	5.000%	7/1/17	500	577
Montgomery County MD GO	5.000%	11/1/17	500	582
Prince Georges County MD GO	5.000%	9/15/23	500	591
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	500	575
				18,647
Massachusetts (2.5%)
Boston MA GO	5.000%	2/1/22	500	604
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	586

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.250%	7/1/22	480	585
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.500%	7/1/26 (14)	400	485
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.250%	7/1/28	500	580
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.000%	7/1/31	915	1,029
Massachusetts College Building
Authority Revenue	5.000%	5/1/16 (Prere.)	500	559
Massachusetts College Building
Authority Revenue	5.250%	5/1/29	445	491
Massachusetts Department of
Transportation Metropolitan Highway
System Revenue	5.000%	1/1/23	500	559
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.500%	1/1/30	350	362
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	1/1/20	355	425
Massachusetts Development Finance
Agency Revenue
(UMASS Memorial Medical Center)	5.125%	7/1/26	500	525
Massachusetts Educational Financing
Authority Education Loan Revenue	5.500%	1/1/22	300	335
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,036
Massachusetts GO	5.000%	5/1/14	500	520
Massachusetts GO	5.000%	8/1/14	500	526
Massachusetts GO	5.000%	8/1/15	500	546
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	560
Massachusetts GO	5.500%	11/1/16	500	574
Massachusetts GO	5.500%	10/1/18	500	598
Massachusetts GO	5.000%	7/1/20	500	589
Massachusetts GO	5.000%	8/1/20	500	596
Massachusetts GO	5.250%	8/1/20	300	362
Massachusetts GO	5.500%	10/1/20 (14)	500	614
Massachusetts GO	5.500%	10/1/20	500	614
Massachusetts GO	5.250%	8/1/23	500	607
Massachusetts GO	5.250%	8/1/24 (4)	800	907
Massachusetts GO	5.000%	3/1/26	500	563
Massachusetts GO	5.000%	4/1/29	500	546
Massachusetts Health & Educational
Facilities Authority Revenue
(Harvard University)	5.000%	12/15/28	500	558
Massachusetts Health & Educational
Facilities Authority Revenue
(Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	540
2 Massachusetts Health & Educational
Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.070%	7/5/13	1,200	1,200
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	475
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	214
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	71
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	334

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	455
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	657
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	588
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	269
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,073
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	582
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	583
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	153
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	285
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	244
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	612
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	727
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/25	895	1,007
University of Massachusetts Building
Authority Revenue	5.250%	11/1/14 (Prere.)	500	533
				29,064
Michigan (1.2%)
Birmingham MI City School District GO	5.000%	5/1/22	740	871
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	525
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	172
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,749
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	573
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	519
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	544
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	580
Michigan GO	5.000%	9/15/14 (4)	500	527
Michigan GO	5.000%	5/1/18	500	581
Michigan GO	5.500%	11/1/25	595	689
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	0.070%	7/5/13	3,100	3,100
Michigan Trunk Line Revenue	5.000%	11/1/21	500	570
Oakland University of Michigan Revenue VRDO	0.070%	7/5/13 LOC	2,800	2,800
Wayne County MI Airport Authority Revenue
Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	558
				14,358

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Minnesota (0.6%)
Chisago Lakes MN Independent School
District GO	5.000%	2/1/15 (4)	500	534
Minnesota General Fund Revenue	5.000%	3/1/28	500	551
Minnesota GO	5.000%	11/1/14	500	532
Minnesota GO	5.000%	8/1/15	500	546
Minnesota GO	5.000%	10/1/17	500	580
Minnesota GO	5.000%	8/1/19	500	596
Minnesota GO	5.000%	11/1/20	325	389
Minnesota GO	5.000%	8/1/21	500	592
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	538
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	533
University of Minnesota Revenue	5.000%	8/1/19	500	587
University of Minnesota Revenue	5.250%	12/1/29	500	567
				6,545
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	432
Mississippi Development Bank
Special Obligation Revenue
(Capital City Convention Center Project)	5.000%	3/1/30	675	731
Mississippi GO	5.500%	12/1/18	750	899
				2,062
Missouri (0.3%)
Curators of the University of Missouri
System Facilities Revenue	5.000%	11/1/15 (Prere.)	130	143
Curators of the University of Missouri
System Facilities Revenue	5.000%	11/1/26	370	399
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	325
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	572
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	728
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	567
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	396
				3,130
Nebraska (0.2%)
Lincoln County NE Hospital Authority
No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/23	750	814
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	459
Municipal Energy Agency of Nebraska
Power Supply System Revenue	5.000%	4/1/31	345	364
Omaha NE Public Power District Electric Revenue	4.000%	2/1/16	350	378
				2,015

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nevada (0.4%)
Clark County NV GO	5.000%	12/1/29	500	532
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	543
Clark County NV Passenger Facility
Charge Revenue (Las Vegas McCarran
International Airport)	5.000%	7/1/15	155	167
Clark County NV Passenger Facility
Charge Revenue (Las Vegas McCarran
International Airport)	4.500%	7/1/20	455	510
Clark County NV School District GO	5.000%	6/15/18	1,690	1,916
Nevada Capital Improvement
& Cultural Affairs GO	5.000%	12/1/26 (3)	500	542
				4,210
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	545
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	129
				674
New Jersey (3.4%)
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	5.250%	11/1/13 (Prere.)	875	890
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	388
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	368
Jersey City NJ GO	5.000%	3/1/21	480	547
Morris County NJ Improvement
Authority School District Revenue
(Morris Hills Regional District Project)	5.000%	10/1/23	495	591
New Jersey COP	5.250%	6/15/30	465	491
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.050%	7/1/13 LOC	3,300	3,300
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	526
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	535
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	500	515
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	568
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	566
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	504
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	504
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	527
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	540

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	443
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	500	557
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	337
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	300	354
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	528
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	500	570
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	571
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	247
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	472
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	333
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	603
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	563
New Jersey GO	5.250%	7/15/15 (2)	500	546
New Jersey GO	5.000%	8/15/15	790	862
New Jersey GO	5.250%	7/1/16 (14)	500	563
New Jersey GO	5.000%	8/1/16	440	493
New Jersey GO	5.250%	7/15/18 (2)	500	587
New Jersey GO	5.000%	8/15/19	750	879
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	544
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	559
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	563
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	7/1/13 LOC	1,300	1,300
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	273
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	375	395
New Jersey Sports & Exposition
Authority Revenue	5.000%	9/1/16	200	223
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	219
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	541
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	524
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/14 (14)	500	534
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/15 (2)	170	188

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/15 (2)	230	256
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/15 (14)	200	222
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/16	275	310
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/16 (14)	100	114
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/17 (4)	150	176
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	650	755
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,005
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/21 (14)	245	286
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21 (12)	150	180
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	605	715
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,028
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	500	543
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	555
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	591
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,052
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,047
Newark NJ GO	5.000%	10/1/19	500	570
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	548
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	559
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/19	100	111
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	688
				40,156
New Mexico (0.1%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	588
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	575
				1,163
New York (7.8%)
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	500	539
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	500	577
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	500	583

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	539
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/14	410	426
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17	630	697
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/19 (14)	500	546
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/21 (14)	500	543
Long Island NY Power Authority
Electric System Revenue	5.000%	4/1/23	500	549
New York City NY GO	5.250%	8/1/13 (ETM)	75	75
New York City NY GO	5.250%	8/1/13	425	427
New York City NY GO	5.750%	8/1/13	55	55
New York City NY GO	5.000%	1/1/14	500	512
New York City NY GO	5.250%	9/1/14	500	529
New York City NY GO	5.000%	11/1/14 (Prere.)	90	96
New York City NY GO	5.000%	8/1/15 (Prere.)	575	629
New York City NY GO	5.000%	2/1/16	105	116
New York City NY GO	5.000%	8/1/16	500	561
New York City NY GO	5.000%	2/1/17	500	566
New York City NY GO	5.000%	9/1/17	500	543
New York City NY GO	5.000%	2/1/18	500	562
New York City NY GO	5.000%	8/1/19	500	562
New York City NY GO	5.000%	8/1/21	380	449
New York City NY GO	5.000%	8/1/21	750	887
New York City NY GO	5.000%	10/1/22	500	581
New York City NY GO	5.000%	8/1/23 (14)	500	539
New York City NY GO	5.000%	8/1/23	380	443
New York City NY GO	5.000%	11/1/23	215	227
New York City NY GO	5.250%	8/15/24	500	564
New York City NY GO	5.000%	8/1/25	750	848
New York City NY GO	5.000%	8/1/25	330	355
New York City NY GO	5.000%	8/1/26	1,000	1,129
New York City NY GO	5.000%	8/1/26	500	562
New York City NY GO	5.000%	8/15/26	475	518
New York City NY GO	5.000%	5/15/28	480	521
New York City NY GO	5.000%	8/1/28	400	438
New York City NY GO	5.000%	8/1/28	500	540
New York City NY GO	5.500%	11/15/28	300	342
New York City NY GO	5.625%	4/1/29	840	962
New York City NY GO	5.000%	5/15/29	500	540
New York City NY GO	5.000%	3/1/31	1,340	1,454
New York City NY GO	5.000%	8/1/31	365	392
New York City NY GO VRDO	0.050%	7/5/13 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	517
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	272
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	693
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	559

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	361
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	540
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	524
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	524
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/24	500	572
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	569
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	560
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,172
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	250	266
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	245	276
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	189
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	189
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/18	200	230
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	335	376
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/22	35	39
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/23	335	373
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	500	556
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	500	556
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	400	454
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	850	941
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	500	550
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	500	550
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	539
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	300	327
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	500	547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	542
2 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.070%	7/1/13	1,000	1,000
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.060%	7/5/13	3,100	3,100
New York GO	4.500%	2/1/17	500	561
New York GO	5.250%	8/1/17	700	811
New York GO	4.500%	2/1/18	500	567
New York GO	4.500%	2/1/19	500	573
New York GO	5.000%	8/1/21	515	609
New York GO	5.000%	2/15/30	315	344
New York Liberty Development Corp. Revenue	5.000%	11/15/31	500	526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	240
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	348
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	562
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	533
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	530
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	528
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	533
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	520
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	690
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	569
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	546
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	643
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	241
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	534
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	663
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	455	473
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,221
New York State Dormitory Authority
Lease Revenue (City of New York
Court Facilities)	5.500%	5/15/24 (2)	500	594

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Lease Revenue (City of New York
Court Facilities)	5.500%	5/15/27 (2)	500	590
New York State Dormitory Authority
Lease Revenue (Mental Health
Services Facilities)	5.000%	8/15/21	500	582
New York State Dormitory Authority
Revenue (City University System)	5.000%	7/1/24	400	450
New York State Dormitory Authority
Revenue (Fordham University)	5.000%	7/1/25 (4)	250	274
New York State Dormitory Authority
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.000%	7/1/30	500	535
New York State Dormitory Authority
Revenue (Mental Health Services
Facilities Improvement)	5.000%	8/15/15	100	109
New York State Dormitory Authority
Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	665
New York State Dormitory Authority
Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	548
New York State Dormitory Authority
Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	325	366
New York State Dormitory Authority
Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	536
New York State Dormitory Authority
Revenue (New York University)	6.000%	7/1/19 (14)	500	609
New York State Dormitory Authority
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.000%	5/1/26	500	533
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/15	165	177
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/15	600	646
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/17	500	567
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/20	200	232
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/24	615	711
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	12/15/26	500	568
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/28	500	545
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/32	500	538
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/33	300	321
New York State Dormitory Authority
Revenue (School Districts Financing Program)	5.000%	10/1/20	500	580
New York State Dormitory Authority
Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	390	454
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/16	275	307

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/22	500	571
New York State Dormitory Authority
Revenue (State University Educational Facilities)	5.000%	5/15/20	500	587
New York State Dormitory Authority
Revenue (The New School)	5.250%	7/1/30	500	536
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	563
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	420
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	575
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	500	593
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	587
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	563
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	550
New York State Thruway Authority Revenue	5.000%	1/1/30	500	540
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)(3)	600	642
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	545
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	571
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	537
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	555
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	250
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	585
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	588
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	411
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	566
New York State Urban Development
Corp. Revenue	5.000%	12/15/14	100	107
New York State Urban Development
Corp. Revenue	5.000%	1/1/15	500	533
New York State Urban Development
Corp. Revenue	5.000%	12/15/15	400	443
New York State Urban Development
Corp. Revenue	5.000%	12/15/18	500	585
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	275	305
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	600	702
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	644

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,686
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,600
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/18	540	617
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/26	500	545
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	500	555
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/19 (14)	500	602
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/21 (14)	500	605
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	500	545
Westchester County NY GO	5.000%	7/1/20	500	603
Westchester County NY Health
Care Corp. Revenue	5.000%	11/1/30	500	520
				91,679
North Carolina (1.3%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	568
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	284
Durham County NC GO	5.000%	4/1/20	685	820
Mecklenburg County NC GO	5.000%	3/1/17	500	571
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	551
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	652
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	542
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	604
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	540
North Carolina GO	5.000%	3/1/16	500	556
North Carolina GO	5.000%	3/1/17	520	594
North Carolina GO	5.000%	3/1/18	500	576
North Carolina GO	5.000%	6/1/18	500	586
North Carolina GO	5.000%	3/1/20	275	330
North Carolina GO	4.000%	6/1/20	500	568
North Carolina GO	5.000%	5/1/22	250	303
North Carolina GO	5.000%	5/1/26	750	897
North Carolina Infrastructure Financial
Corp. Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,227
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	659
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	530
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	568
Wake County NC GO	4.000%	2/1/18	695	778
Wake County NC GO	5.000%	2/1/18	350	407
Wake County NC GO	5.000%	3/1/18	500	583
Wake County NC GO	5.000%	3/1/22	400	483
Wake County NC Public Improvement GO	5.000%	3/1/16	100	111
				15,888

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio (2.0%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	556
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	627
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	570
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	517
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	447
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	588
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	292
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	521
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	544
Columbus OH GO	5.000%	7/1/23	600	726
Columbus OH GO	5.000%	7/1/25	535	620
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	622
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	380
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	572
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	537
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.050%	7/1/13	1,400	1,400
Ohio (Mental Health Facilities Improvement
Fund Projects) Revenue	5.000%	2/1/22	750	867
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	117
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	841
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	1,945
Ohio GO	5.000%	9/15/19	260	284
Ohio GO	5.000%	8/1/23	500	592
Ohio GO	5.000%	8/1/24	500	595
Ohio Higher Education GO	5.000%	8/1/17	770	885
Ohio Higher Education GO	5.000%	8/1/21	500	597
Ohio Higher Educational Facility
Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/22	550	635
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/14	500	534
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/15	550	608
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	34
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	534
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	539
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	529
Ohio Water Development Authority
Pollution Control Revenue (Water Quality)	5.250%	6/1/19	435	519
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,468
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	663
Penta Career Center Ohio COP	5.250%	4/1/23	125	144
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/20	500	587
				24,036

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	606
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	322
University of Oklahoma Revenue	5.000%	7/1/31	475	523
				1,451
Oregon (0.2%)
Clackamas County OR School District
No. 46 GO	0.000%	6/15/32	1,670	690
Deschutes & Jefferson Counties OR
School District No. 2J GO	0.000%	6/15/31	750	331
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	500	563
Oregon GO	5.000%	5/1/23	500	593
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	570
				2,747
Pennsylvania (2.2%)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	357
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	572
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	554
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	494
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	537
Chester County PA GO	5.000%	11/15/31	750	837
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	530
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	522
Emmaus PA General Authority Revenue VRDO	0.070%	7/5/13 LOC	1,700	1,700
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	564
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	520
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	776
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	4.000%	1/1/18	325	361
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/23	500	528
Pennsylvania GO	5.000%	9/1/14 (4)	500	528
Pennsylvania GO	5.000%	5/1/15	405	438
Pennsylvania GO	5.250%	7/1/15	500	547
Pennsylvania GO	5.000%	3/1/16	100	111
Pennsylvania GO	5.000%	7/1/16	400	449
Pennsylvania GO	5.000%	7/1/16	120	135
Pennsylvania GO	5.000%	11/15/17	500	580
Pennsylvania GO	5.000%	7/1/18	570	665
Pennsylvania GO	5.000%	7/1/20	500	595
Pennsylvania GO	5.000%	11/15/20	250	299

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.375%	7/1/21	500	610
Pennsylvania GO	5.000%	8/1/22	500	563
Pennsylvania GO	5.000%	11/15/22	500	589
Pennsylvania GO	5.000%	1/1/26	100	108
Pennsylvania GO	5.000%	4/15/28	500	548
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,068
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	218
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	529
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	547
Pennsylvania State University Revenue	5.000%	3/1/25	500	561
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	385
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,102
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	544
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.060%	7/1/13	1,900	1,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.500%	7/1/30	245	245
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	553
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	535
Philadelphia PA School District GO	5.250%	9/1/22	500	557
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	630
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	590
				25,581
Puerto Rico (0.7%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	510
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	495
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	508
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	505
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	478
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	480
Puerto Rico GO	6.000%	7/1/27 (14)	500	506
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/22 (3)	500	483
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/25	500	483
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	5.500%	7/1/24 (2)	500	485
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	513
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	464
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,294
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	512
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	504
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	291
				8,511

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	556
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	579
Columbia SC Waterworks & Sewer
System Revenue	5.000%	2/1/27	250	280
Greenville County SC School District GO	5.000%	12/1/27	500	541
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,042
South Carolina GO	5.000%	4/1/20	450	541
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	532
South Carolina Public Service Authority Revenue	5.000%	1/1/14 (Prere.)	400	410
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	143
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	540
South Carolina Transportation
Infrastructure Revenue	5.250%	10/1/13 (2)	500	507
				5,671
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	579
Memphis TN GO	5.000%	7/1/21	500	588
Memphis TN GO	5.000%	5/1/30	500	543
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	730
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	509
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	385
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	584
Shelby County TN GO	5.000%	3/1/19	500	588
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	119
Shelby County TN GO	5.000%	4/1/19	400	471
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	533
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	268
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	544
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	500	546
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,203
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	100	102
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	250	264
Tennessee GO	5.000%	8/1/14	500	526
Tennessee GO	5.000%	8/1/20	625	755
				9,837
Texas (3.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	886
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	595
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	311
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	56
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	500	558
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	93

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	500	494
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	220
Cypress-Fairbanks TX Independent
School District GO	5.000%	2/15/25	500	573
Cypress-Fairbanks TX Independent
School District GO	5.000%	2/15/30	500	544
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	528
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	562
Dallas TX GO	5.000%	2/15/15	500	537
Dallas TX Independent School District GO	5.000%	8/15/14	500	527
Dallas TX Independent School District GO	5.000%	2/15/23	485	569
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	533
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	231
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	389
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	577
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	904
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	508
Garland TX Independent School District GO	5.000%	2/15/23	470	551
Harris County TX Flood Control District GO	5.250%	10/1/18	435	516
Harris County TX GO	5.000%	10/1/23	500	564
Harris County TX GO	5.000%	10/1/23	300	349
Harris County TX GO	5.000%	8/15/32	400	436
Harris County TX Health Facilities
Development Corp. Revenue
(Methodist Hospital System) VRDO	0.050%	7/1/13	1,200	1,200
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	571
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	536
Houston TX Community College GO	5.000%	2/15/27	1,000	1,053
Houston TX GO	5.000%	3/1/20	500	583
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	544
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	515
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	555
Houston TX Utility System Revenue	5.250%	11/15/30	500	555
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	547
Lone Star College System Texas GO	5.000%	8/15/23	250	291
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	44
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	456
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	48
Lubbock TX GO	5.000%	2/15/23	500	584
North East TX Independent School District GO	5.250%	2/1/22	500	603
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	574
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	565
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	280
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	567
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	549
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	560
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	210	238
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	1,003
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	586
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	594
San Antonio TX GO	5.000%	8/1/20	125	149

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Antonio TX GO	5.000%	2/1/24	500	573
Southwest Texas Higher Education
Authority Inc. Revenue (Southern
Methodist University Project)	5.000%	10/1/16 (2)	260	293
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health)	6.250%	7/1/28 (12)	325	364
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(Texas Health Resources)	5.000%	2/15/26	735	769
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	564
Texas GO	4.000%	4/1/18	400	447
Texas GO	5.000%	8/1/31	500	541
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/17	550	606
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/21	110	120
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/22	405	437
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/23	380	397
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/23	165	179
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/24	455	492
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,469
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	524
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	454
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	539
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	543
Texas Transportation Commission Revenue	4.750%	4/1/24	500	539
Texas Transportation Commission Revenue	5.000%	4/1/25	500	540
Texas Transportation Commission Revenue	5.000%	4/1/26	500	540
Texas Water Financial Assistance GO	5.000%	8/1/24	500	576
Texas Water Financial Assistance GO	5.000%	8/1/25	500	575
Texas Water Financial Assistance GO	5.000%	8/1/27	500	563
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	386
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	600
Williamson County TX GO	5.000%	2/15/23	230	272
				40,863
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	543
Intermountain Power Agency Utah
Power Supply Revenue	5.250%	7/1/13 (Prere.)	500	500
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	371
Utah GO	5.000%	7/1/16	500	562
Utah GO	5.000%	7/1/16	500	562
				2,538

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	522
Virginia (0.8%)
Arlington County VA GO	5.000%	8/1/17	750	868
Arlington County VA GO	5.000%	8/1/23	600	722
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	552
Chesterfield County VA GO	5.000%	1/1/22	900	1,086
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	580
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	362
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	608
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	583
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	721
Norfolk VA Water Revenue	5.000%	11/1/31	500	544
Roanoke VA Economic Development
Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/30	500	523
Virginia College Building Authority
Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	200	227
Virginia College Building Authority
Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	355	421
Virginia Public Building Authority
Public Facilities Revenue	5.000%	8/1/22	575	684
Virginia Public School Authority Revenue	5.000%	8/1/13	500	502
Virginia Public School Authority Revenue	5.000%	8/1/19	500	591
				9,574
Washington (1.1%)
Energy Northwest Washington
Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	500	595
Energy Northwest Washington
Electric Revenue (Project No. 1)	5.250%	7/1/16	500	564
Energy Northwest Washington
Electric Revenue (Project No. 1)	5.000%	7/1/17	500	574
Energy Northwest Washington
Electric Revenue (Project No. 3)	5.000%	7/1/15	100	109
Energy Northwest Washington
Electric Revenue (Project No. 3)	5.000%	7/1/16	865	970
King County WA GO	5.000%	1/1/19	150	176
King County WA GO	5.000%	1/1/24	500	579
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	701
Port of Seattle WA Revenue	5.000%	8/1/29	250	270
University of Washington Revenue	5.000%	4/1/31	335	362
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	481
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	435
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	548
Washington GO	5.700%	10/1/15 (4)	315	332
Washington GO	5.000%	2/1/16	500	553
Washington GO	5.000%	7/1/16 (Prere.)	500	562
Washington GO	5.000%	7/1/17	200	230
Washington GO	5.000%	7/1/18	675	786
Washington GO	0.000%	6/1/20 (3)	500	420
Washington GO	5.000%	8/1/20	500	583
Washington GO	5.000%	7/1/21	500	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/25	500	572
Washington GO	5.000%	2/1/32	500	542
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	899
Washington State University General Revenue	5.000%	10/1/31	500	541
				12,954
Wisconsin (1.1%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	526
Wisconsin Clean Water Revenue	5.000%	6/1/24	550	647
Wisconsin GO	4.000%	9/1/15	970	1,038
Wisconsin GO	5.000%	5/1/16	500	558
Wisconsin GO	5.000%	5/1/16 (4)	600	643
Wisconsin GO	5.000%	5/1/21	750	890
Wisconsin GO	5.000%	5/1/23	500	570
Wisconsin GO	5.000%	5/1/24	500	581
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.050%	7/1/13 LOC	5,495	5,495
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	536
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/32	500	529
Wisconsin Transportation Revenue	5.250%	7/1/14	500	525
Wisconsin Transportation Revenue	5.000%	7/1/23	500	587
				13,125
Total Tax-Exempt Municipal Bonds (Cost $606,482)				617,939
Total Investments (100.7%) (Cost $926,474)				1,185,821
Other Assets and Liabilities (-0.7%)
Other Assets				15,610
Liabilities				(23,981)
				(8,371)
Net Assets (100%)
Applicable to 50,837,188 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,177,450
Net Asset Value Per Share				$23.16

Tax-Managed Balanced Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	924,497
Overdistributed Net Investment Income	(963)
Accumulated Net Realized Losses	(5,431)
Unrealized Appreciation (Depreciation)	259,347
Net Assets	1,177,450

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate value of these securities was $10,395,000, representing 0.9% of net assets.
A key to abbreviations and other references follows the Statement of net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	4,895
Interest	8,110
Total Income	13,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative	528
Marketing and Distribution	95
Custodian Fees	6
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	671
Net Investment Income	12,334
Realized Net Gain (Loss) on Investment Securities Sold	3,364
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37,829
Net Increase (Decrease) in Net Assets Resulting from Operations	53,527

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,334	22,390
Realized Net Gain (Loss)	3,364	3,463
Change in Unrealized Appreciation (Depreciation)	37,829	65,367
Net Increase (Decrease) in Net Assets Resulting from Operations	53,527	91,220
Distributions
Net Investment Income	(12,074)	(22,423)
Realized Capital Gain	—	—
Total Distributions	(12,074)	(22,423)
Capital Share Transactions
Issued	151,036	212,247
Issued in Lieu of Cash Distributions	10,393	19,131
Redeemed	(40,885)	(82,059)
Net Increase (Decrease) from Capital Share Transactions	120,544	149,319
Total Increase (Decrease)	161,997	218,116
Net Assets
Beginning of Period	1,015,453	797,337
End of Period[1]	1,177,450	1,015,453
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($963,000) and ($1,223,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.25	$20.55	$19.96	$18.75	$16.19	$20.45
Investment Operations
Net Investment Income	. 252	. 525	. 519	. 496	. 491	. 565
Net Realized and Unrealized Gain (Loss)
on Investments	. 902	1.696	. 585	1.210	2.566	(4.260)
Total from Investment Operations	1.154	2.221	1.104	1.706	3.057	(3.695)
Distributions
Dividends from Net Investment Income[1]	(. 244)	(. 521)	(. 514)	(. 496)	(. 497)	(. 565)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 244)	(. 521)	(. 514)	(. 496)	(. 497)	(. 565)
Net Asset Value, End of Period	$23.16	$22.25	$20.55	$19.96	$18.75	$16.19

Total Return[2]	5.19%	10.87%	5.58%	9.22%	19.14%	-18.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,177	$1,015	$797	$733	$669	$587
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.15%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.43%	2.55%	2.58%	2.86%	3.01%
Portfolio Turnover Rate	6%	7%	12%	23%	27%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 62%, 62%, 70%, 70%, 69%, and 72% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $145,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	567,882	—	—
Tax-Exempt Municipal Bonds	—	617,939	—
Total	567,882	617,939	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $8,795,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $926,474,000. Net unrealized appreciation of investment securities for tax purposes was $259,347,000, consisting of unrealized gains of $270,906,000 on securities that had risen in value since their purchase and $11,559,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $152,383,000 of investment securities and sold $29,459,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	Shares	Shares
	(000)	(000)
Issued	6,504	9,707
Issued in Lieu of Cash Distributions	448	873
Redeemed	(1,754)	(3,737)
Net Increase (Decrease) in Shares Outstanding	5,198	6,843

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements

Tax-Managed Growth and Income Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTGLX	VTMIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC
Yield	2.09%	2.13%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	501	500	3,622
Median Market Cap	$61.8B	$61.8B	$38.5B
Price/Earnings Ratio	17.2x	17.2x	18.4x
Price/Book Ratio	2.4x	2.4x	2.3x
Return on Equity	18.0%	17.9%	16.4%
Earnings Growth
Rate	10.5%	10.5%	10.7%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.2%	12.2%	13.0%
Consumer Staples	10.5	10.5	9.2
Energy	10.5	10.5	9.7
Financials	16.7	16.7	17.9
Health Care	12.7	12.7	12.3
Industrials	10.2	10.2	11.1
Information Technology	17.8	17.8	17.2
Materials	3.3	3.3	3.7
Telecommunication
Services	2.8	2.8	2.5
Utilities	3.3	3.3	3.4

Volatility Measures
		DJ U.S.
	S&P 500	Total Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.8%
Apple Inc.	Computer Hardware	2.6
Microsoft Corp.	Systems Software	1.8
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Google Inc.	Internet Software &
	Services	1.7
Chevron Corp.	Integrated Oil & Gas	1.6
Procter & Gamble Co.	Household Products	1.5
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.4
Wells Fargo & Co.	Diversified Banks	1.4
Top Ten		18.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Average Annual Total Returns: Periods Ended June 30, 2013
	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	20.49%	6.96%	7.26%
Institutional Shares	3/4/1999	20.52	7.01	7.30

See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.2%)
	Walt Disney Co.	362,308	22,880
	Home Depot Inc.	294,306	22,800
	Comcast Corp. Class A	496,533	20,795
*	Amazon.com Inc.	73,367	20,373
	McDonald’s Corp.	201,962	19,994
	News Corp. Class A	400,924	13,070
	Ford Motor Co.	790,775	12,233
	Time Warner Inc.	187,666	10,851
	Starbucks Corp.	150,641	9,866
	NIKE Inc. Class B	145,704	9,278
	Target Corp.	128,973	8,881
	Lowe’s Cos. Inc.	215,682	8,821
*	priceline.com Inc.	10,391	8,595
	TJX Cos. Inc.	144,738	7,246
*	DIRECTV	112,291	6,919
	Time Warner Cable Inc.	58,485	6,578
	Yum! Brands Inc.	90,562	6,280
	Viacom Inc. Class B	89,699	6,104
	CBS Corp. Class B	114,743	5,608
*	General Motors Co.	154,860	5,158
	Johnson Controls Inc.	138,022	4,940
*	Discovery Communications
	Inc. Class A	49,400	3,814
	Macy’s Inc.	77,086	3,700
	VF Corp.	17,702	3,418
	Omnicom Group Inc.	52,475	3,299
	Coach Inc.	56,463	3,224
	Mattel Inc.	69,483	3,148
*	Bed Bath & Beyond Inc.	43,964	3,117
*	AutoZone Inc.	7,322	3,102
*	Dollar General Corp.	60,463	3,049
	Carnival Corp.	88,840	3,046
	Delphi Automotive plc	58,748	2,978
	Ross Stores Inc.	44,823	2,905
*	O’Reilly Automotive Inc.	22,468	2,530
	Harley-Davidson Inc.	45,127	2,474
	Starwood Hotels & Resorts
	Worldwide Inc.	39,011	2,465

			Market
			Value
		Shares	($000)
	Genuine Parts Co.	31,276	2,442
	Gap Inc.	58,310	2,433
*	Netflix Inc.	11,249	2,375
	L Brands Inc.	48,068	2,367
*	Dollar Tree Inc.	45,316	2,304
*	Chipotle Mexican Grill Inc.
	Class A	6,258	2,280
	Staples Inc.	134,430	2,132
*	CarMax Inc.	46,091	2,128
	Ralph Lauren Corp. Class A	12,235	2,126
	Kohl’s Corp.	40,913	2,067
	Wynn Resorts Ltd.	16,093	2,060
	PVH Corp.	16,311	2,040
*	BorgWarner Inc.	23,201	1,999
	Marriott International Inc.
	Class A	49,024	1,979
	Nordstrom Inc.	30,236	1,812
	Whirlpool Corp.	15,773	1,804
	Tiffany & Co.	24,203	1,763
	Wyndham Worldwide Corp.	27,196	1,556
	Newell Rubbermaid Inc.	58,489	1,535
	H&R Block Inc.	55,157	1,531
	Best Buy Co. Inc.	54,478	1,489
	PetSmart Inc.	21,449	1,437
	Comcast Corp.	33,914	1,345
*	TripAdvisor Inc.	21,913	1,334
	Darden Restaurants Inc.	26,211	1,323
*	PulteGroup Inc.	67,907	1,288
	Interpublic Group of
	Cos. Inc.	86,209	1,254
	DR Horton Inc.	56,555	1,204
	Lennar Corp. Class A	32,969	1,188
	Family Dollar Stores Inc.	19,056	1,187
	Scripps Networks Interactive
	Inc. Class A	17,281	1,154
	Expedia Inc.	18,913	1,138
*	Fossil Group Inc.	10,812	1,117
	Gannett Co. Inc.	45,425	1,111
	Hasbro Inc.	23,105	1,036
	GameStop Corp. Class A	23,921	1,005

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Leggett & Platt Inc.	28,981	901
	International Game
	Technology	52,578	879
*	Urban Outfitters Inc.	21,740	874
	Garmin Ltd.	22,400	810
*	Goodyear Tire & Rubber Co.	48,343	739
	Harman International
	Industries Inc.	13,381	725
	Cablevision Systems Corp.
	Class A	42,468	714
	Abercrombie & Fitch Co.	15,706	711
*	JC Penney Co. Inc.	28,375	485
	Washington Post Co. Class B	900	435
*	AutoNation Inc.	7,649	332
			351,487
Consumer Staples (10.5%)
	Procter & Gamble Co.	551,994	42,498
	Coca-Cola Co.	771,409	30,941
	Philip Morris
	International Inc.	329,417	28,534
	PepsiCo Inc.	311,134	25,448
	Wal-Mart Stores Inc.	330,013	24,583
	Altria Group Inc.	404,552	14,155
	CVS Caremark Corp.	246,774	14,110
	Mondelez International Inc.
	Class A	358,944	10,241
	Colgate-Palmolive Co.	176,638	10,120
	Costco Wholesale Corp.	87,853	9,714
	Walgreen Co.	173,502	7,669
	Kimberly-Clark Corp.	77,286	7,507
	Kraft Foods Group Inc.	119,593	6,682
	General Mills Inc.	129,769	6,298
	Archer-Daniels-Midland Co.	133,039	4,511
	Sysco Corp.	119,385	4,078
	Kroger Co.	104,673	3,615
	Whole Foods Market Inc.	69,428	3,574
	Lorillard Inc.	76,425	3,338
	Kellogg Co.	51,093	3,282
	Mead Johnson Nutrition Co.	40,790	3,232
	Estee Lauder Cos. Inc.
	Class A	48,192	3,169
	Reynolds American Inc.	64,537	3,122
	ConAgra Foods Inc.	83,902	2,931
	Hershey Co.	30,218	2,698
	JM Smucker Co.	21,628	2,231
	Clorox Co.	26,428	2,197
	Brown-Forman Corp. Class B	30,625	2,069
	Beam Inc.	32,520	2,052
	Dr Pepper Snapple Group Inc.	41,218	1,893
	McCormick & Co. Inc.	26,843	1,889
	Coca-Cola Enterprises Inc.	52,360	1,841
	Avon Products Inc.	87,243	1,835
*	Monster Beverage Corp.	29,263	1,778
*	Constellation Brands Inc.
	Class A	30,722	1,601

			Market
			Value
		Shares	($000)
	Campbell Soup Co.	35,730	1,600
	Molson Coors Brewing Co.
	Class B	31,710	1,518
	Tyson Foods Inc. Class A	57,131	1,467
	Safeway Inc.	47,710	1,129
	Hormel Foods Corp.	27,400	1,057
			302,207
Energy (10.5%)
	Exxon Mobil Corp.	895,367	80,896
	Chevron Corp.	390,497	46,211
	Schlumberger Ltd.	267,493	19,169
	ConocoPhillips	245,950	14,880
	Occidental Petroleum Corp.	162,068	14,461
	Anadarko Petroleum Corp.	100,866	8,667
	Halliburton Co.	187,466	7,821
	Phillips 66	124,493	7,334
	EOG Resources Inc.	54,629	7,194
	Apache Corp.	78,784	6,604
	National Oilwell Varco Inc.	85,953	5,922
	Marathon Oil Corp.	142,244	4,919
	Kinder Morgan Inc.	127,524	4,865
	Marathon Petroleum Corp.	65,324	4,642
	Spectra Energy Corp.	134,471	4,634
	Williams Cos. Inc.	137,010	4,449
	Noble Energy Inc.	72,366	4,345
	Baker Hughes Inc.	88,940	4,103
	Hess Corp.	60,211	4,003
	Pioneer Natural
	Resources Co.	27,570	3,991
	Devon Energy Corp.	76,008	3,943
	Valero Energy Corp.	110,815	3,853
*	Cameron International Corp.	50,075	3,063
	Cabot Oil & Gas Corp.	42,238	3,000
	Ensco plc Class A	46,675	2,713
*	FMC Technologies Inc.	47,956	2,670
*	Southwestern Energy Co.	71,053	2,596
	Range Resources Corp.	32,786	2,535
	EQT Corp.	30,282	2,403
	Murphy Oil Corp.	36,566	2,227
	Chesapeake Energy Corp.	104,527	2,130
	Noble Corp.	51,051	1,918
	Tesoro Corp.	27,284	1,428
	Helmerich & Payne Inc.	21,487	1,342
*	Denbury Resources Inc.	74,392	1,288
	CONSOL Energy Inc.	45,389	1,230
	QEP Resources Inc.	36,468	1,013
	Diamond Offshore
	Drilling Inc.	13,811	950
	Nabors Industries Ltd.	59,606	913
*	Rowan Cos. plc Class A	24,886	848
	Peabody Energy Corp.	53,375	781
*	WPX Energy Inc.	40,918	775
*	Newfield Exploration Co.	27,011	645
			303,374

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Financials (16.7%)
	Wells Fargo & Co.	991,933	40,937
	JPMorgan Chase & Co.	761,186	40,183
*	Berkshire Hathaway Inc.
	Class B	332,909	37,259
	Citigroup Inc.	612,846	29,398
	Bank of America Corp.	2,171,152	27,921
	American Express Co.	192,653	14,403
	US Bancorp	373,574	13,505
*	American International
	Group Inc.	296,964	13,274
	Goldman Sachs Group Inc.	86,682	13,111
	MetLife Inc.	220,337	10,083
	Simon Property Group Inc.	62,501	9,870
	PNC Financial Services
	Group Inc.	106,576	7,772
	Capital One Financial Corp.	117,523	7,382
	Prudential Financial Inc.	93,733	6,845
	Morgan Stanley	276,471	6,754
	Bank of New York
	Mellon in lCorp.	233,874	6,560
	BlackRock Inc.	25,223	6,479
	ACE Ltd.	68,519	6,131
	Travelers Cos. Inc.	75,767	6,055
	State Street Corp.	91,705	5,980
	American Tower Corporation	79,557	5,821
	Aflac Inc.	93,917	5,458
	BB&T Corp.	141,157	4,782
	Discover Financial Services	99,533	4,742
	Charles Schwab Corp.	221,813	4,709
	CME Group Inc.	61,610	4,681
	Allstate Corp.	94,176	4,532
	Public Storage	29,189	4,476
	Chubb Corp.	52,454	4,440
	Marsh & McLennan
	Cos. Inc.	110,315	4,404
	HCP Inc.	91,118	4,140
	Ventas Inc.	59,058	4,102
	Aon plc	62,639	4,031
*	Berkshire Hathaway Inc.
	Class A	23	3,878
	Health Care REIT Inc.	57,303	3,841
	T. Rowe Price Group Inc.	52,248	3,822
	Franklin Resources Inc.	27,926	3,799
	Prologis Inc.	100,270	3,782
	Equity Residential	64,632	3,753
	SunTrust Banks Inc.	108,114	3,413
	Weyerhaeuser Co.	116,128	3,309
	Ameriprise Financial Inc.	40,842	3,303
	AvalonBay Communities Inc.	24,362	3,287
	Boston Properties Inc.	30,602	3,228
	Fifth Third Bancorp	176,419	3,184
	McGraw Hill Financial Inc.	56,147	2,987
	Progressive Corp.	112,093	2,849
	Invesco Ltd.	89,471	2,845

			Market
			Value
		Shares	($000)
	Hartford Financial Services
	Group Inc.	91,744	2,837
	Vornado Realty Trust	34,157	2,830
	Loews Corp.	61,894	2,748
	M&T Bank Corp.	24,509	2,739
	Regions Financial Corp.	284,113	2,708
*	IntercontinentalExchange Inc.	14,714	2,616
	Northern Trust Corp.	43,948	2,545
	Host Hotels & Resorts Inc.	149,842	2,528
	Moody’s Corp.	39,018	2,377
	SLM Corp.	90,337	2,065
	Principal Financial Group Inc.	55,014	2,060
	KeyCorp	186,160	2,055
	NYSE Euronext	48,437	2,005
	Lincoln National Corp.	54,025	1,970
	XL Group plc Class A	58,726	1,781
	Kimco Realty Corp.	82,123	1,760
	Macerich Co.	27,391	1,670
	Unum Group	53,725	1,578
	Leucadia National Corp.	59,639	1,564
	Plum Creek Timber Co. Inc.	32,715	1,527
	Comerica Inc.	37,993	1,513
*	CBRE Group Inc. Class A	61,221	1,430
	Huntington Bancshares Inc.	170,223	1,341
	Cincinnati Financial Corp.	29,195	1,340
	Torchmark Corp.	18,899	1,231
*	Genworth Financial Inc.
	Class A	100,034	1,141
	Zions Bancorporation	36,740	1,061
	People’s United Financial Inc. 68,732		1,024
	Apartment Investment &
	Management Co. Class A	29,092	874
	Hudson City Bancorp Inc.	95,019	870
	Assurant Inc.	15,709	800
	NASDAQ OMX Group Inc.	23,395	767
*	E*TRADE Financial Corp.	57,059	722
	Legg Mason Inc.	23,136	717
			480,294
Health Care (12.7%)
	Johnson & Johnson	565,641	48,566
	Pfizer Inc.	1,343,996	37,645
	Merck & Co. Inc.	608,159	28,249
*	Gilead Sciences Inc.	306,820	15,712
	Amgen Inc.	150,896	14,887
	Bristol-Myers Squibb Co.	330,417	14,766
	UnitedHealth Group Inc.	205,772	13,474
	AbbVie Inc.	318,635	13,172
	Abbott Laboratories	313,535	10,936
	Medtronic Inc.	203,426	10,470
*	Biogen Idec Inc.	47,748	10,275
*	Express Scripts Holding Co.	164,472	10,146
	Eli Lilly & Co.	200,248	9,836
*	Celgene Corp.	83,881	9,807
	Baxter International Inc.	109,358	7,575
	Thermo Fisher Scientific Inc.	72,254	6,115

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Covidien plc	94,678	5,950
	McKesson Corp.	45,535	5,214
	Allergan Inc.	59,567	5,018
	WellPoint Inc.	60,952	4,988
	Aetna Inc.	76,443	4,857
	Cigna Corp.	57,366	4,159
*	Intuitive Surgical Inc.	8,085	4,096
	Becton Dickinson and Co.	39,016	3,856
	Stryker Corp.	58,150	3,761
*	Alexion Pharmaceuticals Inc.	39,444	3,638
*	Regeneron
	Pharmaceuticals Inc.	15,352	3,452
*	Actavis Inc.	25,777	3,254
	Cardinal Health Inc.	68,455	3,231
	Zoetis Inc.	100,370	3,100
	Agilent Technologies Inc.	69,884	2,988
*	Cerner Corp.	29,238	2,810
	Humana Inc.	31,962	2,697
	St. Jude Medical Inc.	57,008	2,601
	AmerisourceBergen Corp.
	Class A	46,424	2,592
*	Life Technologies Corp.	34,782	2,574
	Zimmer Holdings Inc.	33,796	2,533
*	Boston Scientific Corp.	273,016	2,531
*	Mylan Inc.	76,574	2,376
	Perrigo Co.	17,902	2,166
*	DaVita HealthCare
	Partners Inc.	17,013	2,055
*	Forest Laboratories Inc.	47,323	1,940
	Quest Diagnostics Inc.	31,642	1,919
*	Laboratory Corp. of
	America Holdings	18,868	1,889
*	Waters Corp.	17,377	1,739
	CR Bard Inc.	15,329	1,666
*	CareFusion Corp.	44,989	1,658
*	Edwards Lifesciences Corp.	22,943	1,542
*	Varian Medical Systems Inc.	21,849	1,474
*	Hospira Inc.	32,854	1,259
	DENTSPLY International Inc.	29,053	1,190
*	Tenet Healthcare Corp.	21,004	968
	PerkinElmer Inc.	22,637	736
	Patterson Cos. Inc.	16,440	618
			366,726
Industrials (10.2%)
	General Electric Co.	2,082,275	48,288
	United Technologies Corp.	170,196	15,818
	Union Pacific Corp.	94,177	14,530
	Boeing Co.	137,401	14,075
	3M Co.	127,898	13,986
	Honeywell International Inc.	158,257	12,556
	United Parcel Service Inc.
	Class B	142,899	12,358
	Caterpillar Inc.	132,276	10,911
	Emerson Electric Co.	144,600	7,886

			Market
			Value
		Shares	($000)
	Danaher Corp.	117,066	7,410
	Precision Castparts Corp.	29,424	6,650
	Deere & Co.	78,293	6,361
	Eaton Corp. plc	95,206	6,266
	FedEx Corp.	59,334	5,849
	Lockheed Martin Corp.	53,699	5,824
	Illinois Tool Works Inc.	83,357	5,766
	General Dynamics Corp.	66,822	5,234
	CSX Corp.	206,117	4,780
	Norfolk Southern Corp.	63,384	4,605
	Raytheon Co.	65,382	4,323
	Northrop Grumman Corp.	47,689	3,949
	Cummins Inc.	35,544	3,855
	PACCAR Inc.	70,835	3,801
	Waste Management Inc.	88,334	3,563
	Ingersoll-Rand plc	56,100	3,115
	Tyco International Ltd.	93,568	3,083
	WW Grainger Inc.	12,023	3,032
	Parker Hannifin Corp.	30,090	2,871
	Dover Corp.	34,384	2,670
	Stanley Black & Decker Inc.	32,689	2,527
	Roper Industries Inc.	20,059	2,492
	Fastenal Co.	54,182	2,484
	Pentair Ltd.	41,089	2,370
	Rockwell Automation Inc.	28,203	2,345
	Kansas City Southern	22,049	2,336
	Republic Services Inc.
	Class A	59,411	2,016
	Fluor Corp.	32,868	1,949
*	Stericycle Inc.	17,464	1,929
	Southwest Airlines Co.	144,924	1,868
	CH Robinson Worldwide Inc.	32,180	1,812
	ADT Corp.	43,986	1,753
	Rockwell Collins Inc.	27,214	1,726
	Expeditors International
	of Washington Inc.	41,660	1,584
	L-3 Communications
	Holdings Inc.	18,277	1,567
	Flowserve Corp.	28,704	1,550
	Pall Corp.	22,573	1,500
*	Jacobs Engineering
	Group Inc.	26,482	1,460
	Textron Inc.	55,963	1,458
	Equifax Inc.	24,367	1,436
	Masco Corp.	71,019	1,384
*	Quanta Services Inc.	42,369	1,121
	Snap-on Inc.	11,567	1,034
	Joy Global Inc.	21,089	1,023
	Xylem Inc.	37,056	998
	Cintas Corp.	21,002	956
	Robert Half International Inc.	27,801	924
	Iron Mountain Inc.	33,242	885
	Avery Dennison Corp.	19,887	850
	Dun & Bradstreet Corp.	8,096	789

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Ryder System Inc.	10,604	645
	Pitney Bowes Inc.	40,481	594
			292,780
Information Technology (17.8%)
	Apple Inc.	189,013	74,864
	Microsoft Corp.	1,513,641	52,266
*	Google Inc. Class A	54,114	47,640
	International Business
	Machines Corp.	209,927	40,119
	Cisco Systems Inc.	1,076,325	26,165
	Intel Corp.	1,001,180	24,249
	Oracle Corp.	740,012	22,733
	QUALCOMM Inc.	348,064	21,260
	Visa Inc. Class A	102,085	18,656
*	eBay Inc.	234,981	12,153
	Mastercard Inc. Class A	21,026	12,079
	EMC Corp.	422,730	9,985
	Hewlett-Packard Co.	387,798	9,617
	Accenture plc Class A	130,789	9,412
	Texas Instruments Inc.	223,140	7,781
	Automatic Data
	Processing Inc.	97,524	6,716
*	Yahoo! Inc.	191,561	4,810
*	Adobe Systems Inc.	101,230	4,612
	Corning Inc.	296,319	4,217
*	Salesforce.com Inc.	109,168	4,168
	Dell Inc.	295,201	3,941
	TE Connectivity Ltd.	84,255	3,837
*	Cognizant Technology
	Solutions Corp. Class A	60,838	3,809
	Applied Materials Inc.	240,795	3,590
	Broadcom Corp. Class A	105,750	3,570
	Intuit Inc.	56,272	3,434
	Motorola Solutions Inc.	55,568	3,208
	Symantec Corp.	140,152	3,149
*	Micron Technology Inc.	207,661	2,976
*	SanDisk Corp.	48,685	2,975
	Seagate Technology plc	64,517	2,892
	Analog Devices Inc.	61,984	2,793
*	NetApp Inc.	72,318	2,732
	Western Digital Corp.	43,661	2,711
	Fidelity National Information
	Services Inc.	58,541	2,508
	Amphenol Corp. Class A	31,941	2,490
	Paychex Inc.	65,125	2,378
*	Fiserv Inc.	26,967	2,357
*	Citrix Systems Inc.	37,803	2,281
	Xerox Corp.	247,620	2,246
	Altera Corp.	64,721	2,135
	Xilinx Inc.	52,836	2,093
*	Juniper Networks Inc.	102,698	1,983
	Western Union Co.	113,522	1,942
	CA Inc.	66,900	1,915
	KLA-Tencor Corp.	33,159	1,848
*	Red Hat Inc.	38,427	1,838

			Market
			Value
		Shares	($000)
	Linear Technology Corp.	46,947	1,730
*	Teradata Corp.	33,559	1,686
	NVIDIA Corp.	115,681	1,623
*	Autodesk Inc.	44,733	1,518
*	Akamai Technologies Inc.	35,353	1,504
	Microchip Technology Inc.	39,499	1,471
*	Lam Research Corp.	32,904	1,459
*	Electronic Arts Inc.	60,288	1,385
*	VeriSign Inc.	30,731	1,372
	Computer Sciences Corp.	30,884	1,352
*	BMC Software Inc.	26,745	1,207
	Harris Corp.	22,520	1,109
*	F5 Networks Inc.	15,794	1,087
	SAIC Inc.	57,768	805
	Molex Inc.	27,322	802
*	LSI Corp.	109,032	779
	FLIR Systems Inc.	28,796	777
	Total System Services Inc.	31,698	776
	Jabil Circuit Inc.	36,840	751
*	JDS Uniphase Corp.	46,691	671
*	Teradyne Inc.	37,600	661
*	First Solar Inc.	13,333	596
*	Advanced Micro
	Devices Inc.	121,345	495
			512,749
Materials (3.3%)
	Monsanto Co.	107,610	10,632
	EI du Pont de Nemours
	& Co.	185,047	9,715
	Dow Chemical Co.	243,345	7,828
	Praxair Inc.	59,434	6,844
	Freeport-McMoRan
	Copper & Gold Inc.	209,231	5,777
	LyondellBasell Industries
	NV Class A	76,592	5,075
	Ecolab Inc.	53,457	4,554
	PPG Industries Inc.	28,637	4,193
	International Paper Co.	89,518	3,967
	Air Products & Chemicals Inc.	41,810	3,829
	Sherwin-Williams Co.	17,254	3,047
	Mosaic Co.	55,815	3,003
	Newmont Mining Corp.	99,979	2,994
	Nucor Corp.	63,827	2,765
	Eastman Chemical Co.	31,043	2,173
	CF Industries Holdings Inc.	11,979	2,054
	Sigma-Aldrich Corp.	24,359	1,958
	FMC Corp.	27,828	1,699
	Alcoa Inc.	215,403	1,684
	Airgas Inc.	13,597	1,298
	Vulcan Materials Co.	25,830	1,250
	Ball Corp.	29,751	1,236
	International Flavors &
	Fragrances Inc.	16,254	1,222
	MeadWestvaco Corp.	35,555	1,213
	Sealed Air Corp.	38,892	932

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Owens-Illinois Inc.	32,885	914
	Bemis Co. Inc.	20,450	800
	Allegheny Technologies Inc.	21,120	556
	United States Steel Corp.	28,380	498
	Cliffs Natural Resources Inc.	30,169	490
			94,200
Telecommunication Services (2.8%)
	AT&T Inc.	1,083,384	38,352
	Verizon Communications
	Inc.	576,220	29,007
	CenturyLink Inc.	122,426	4,328
*	Sprint Nextel Corp.	608,137	4,269
*	Crown Castle International
	Corp.	58,854	4,260
	Windstream Corp.	116,958	902
	Frontier Communications
	Corp.	199,222	807
			81,925
Utilities (3.3%)
	Duke Energy Corp.	141,999	9,585
	Southern Co.	175,377	7,739
	NextEra Energy Inc.	85,455	6,963
	Dominion Resources Inc.	116,246	6,605
	Exelon Corp.	172,630	5,331
	American Electric Power
	Co. Inc.	98,052	4,391
	PG&E Corp.	88,977	4,069
	Sempra Energy	45,252	3,700
	PPL Corp.	119,213	3,607
	Consolidated Edison Inc.	59,032	3,442
	Public Service Enterprise
	Group Inc.	101,489	3,315
	Edison International	65,670	3,163
	FirstEnergy Corp.	84,104	3,140
	Xcel Energy Inc.	100,079	2,836
	Northeast Utilities	63,157	2,654
	Entergy Corp.	35,835	2,497
	DTE Energy Co.	35,179	2,357
	CenterPoint Energy Inc.	86,188	2,025
	Wisconsin Energy Corp.	45,842	1,879
	NiSource Inc.	62,658	1,795
	NRG Energy Inc.	65,274	1,743
	ONEOK Inc.	41,424	1,711
	Ameren Corp.	49,221	1,695
	AES Corp.	123,005	1,475
	CMS Energy Corp.	53,775	1,461
	SCANA Corp.	27,788	1,364

		Market
		Value
	Shares	($000)
Pinnacle West Capital Corp.	21,840	1,211
AGL Resources Inc.	23,389	1,002
Pepco Holdings Inc.	49,655	1,001
Integrys Energy Group Inc.	16,073	941
TECO Energy Inc.	40,750	701
		95,398
Total Investments (100.0%)
(Cost $2,015,586)		2,881,140
Other Assets and Liabilities (0.0%)
Other Assets		5,821
Liabilities		(7,092)
		(1,271)
Net Assets (100%)		2,879,869

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,029,344
Overdistributed Net Investment Income	(2,720)
Accumulated Net Realized Losses	(12,309)
Unrealized Appreciation (Depreciation)	865,554
Net Assets	2,879,869

Admiral Shares—Net Assets
Applicable to 34,935,698 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,514,935
Net Asset Value Per Share—
Admiral Shares	$71.99

Institutional Shares—Net Assets
Applicable to 10,417,919 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	364,934
Net Asset Value Per Share—
Institutional Shares	$35.03

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	29,251
Interest[1]	1
Total Income	29,252
Expenses
The Vanguard Group—Note B
Investment Advisory Services	132
Management and Administrative—Admiral Shares	1,045
Management and Administrative—Institutional Shares	93
Marketing and Distribution—Admiral Shares	254
Marketing and Distribution—Institutional Shares	25
Custodian Fees	22
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,585
Net Investment Income	27,667
Realized Net Gain (Loss) on Investment Securities Sold	11,084
Change in Unrealized Appreciation (Depreciation) of Investment Securities	308,712
Net Increase (Decrease) in Net Assets Resulting from Operations	347,463
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,667	54,359
Realized Net Gain (Loss)	11,084	64,936
Change in Unrealized Appreciation (Depreciation)	308,712	237,932
Net Increase (Decrease) in Net Assets Resulting from Operations	347,463	357,227
Distributions
Net Investment Income
Admiral Shares	(23,768)	(47,505)
Institutional Shares	(3,522)	(6,710)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(27,290)	(54,215)
Capital Share Transactions
Admiral Shares	27,176	(60,751)
Institutional Shares	16,603	5,184
Net Increase (Decrease) from Capital Share Transactions	43,779	(55,567)
Total Increase (Decrease)	363,952	247,445
Net Assets
Beginning of Period	2,515,917	2,268,472
End of Period[1]	2,879,869	2,515,917
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,720,000) and ($3,097,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$63.89	$56.33	$56.31	$49.94	$40.39	$65.69
Investment Operations
Net Investment Income	. 696	1.365	1.104	1.017	1.036	1.212
Net Realized and Unrealized Gain (Loss)
on Investments	8.089	7.559	. 018	6.374	9.532	(25.276)
Total from Investment Operations	8.785	8.924	1.122	7.391	10.568	(24.064)
Distributions
Dividends from Net Investment Income	(. 685)	(1.364)	(1.102)	(1.021)	(1.018)	(1.236)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 685)	(1.364)	(1.102)	(1.021)	(1.018)	(1.236)
Net Asset Value, End of Period	$71.99	$63.89	$56.33	$56.31	$49.94	$40.39

Total Return[1]	13.76%	15.91%	2.00%	14.99%	26.54%	-37.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,515	$2,208	$2,001	$1,614	$1,466	$1,203
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.19%	1.93%	1.98%	2.40%	2.19%
Portfolio Turnover Rate	3%	5%	6%	6%	38%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.09	$27.41	$27.40	$24.30	$19.65	$31.96
Investment Operations
Net Investment Income	. 346	. 677	. 549	. 506	. 515	. 598
Net Realized and Unrealized Gain (Loss)
on Investments	3.935	3.679	. 009	3.101	4.642	(12.299)
Total from Investment Operations	4.281	4.356	. 558	3.607	5.157	(11.701)
Distributions
Dividends from Net Investment Income	(. 341)	(. 676)	(. 548)	(. 507)	(. 507)	(. 609)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 341)	(. 676)	(. 548)	(. 507)	(. 507)	(. 609)
Net Asset Value, End of Period	$35.03	$31.09	$27.41	$27.40	$24.30	$19.65

Total Return[1]	13.78%	15.96%	2.05%	15.04%	26.63%	-36.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$365	$308	$267	$225	$200	$263
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.23%	1.97%	2.02%	2.46%	2.22%
Portfolio Turnover Rate	3%	5%	6%	6%	38%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $356,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth and Income Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $23,385,000 to offset future net capital gains through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $2,015,586,000. Net unrealized appreciation of investment securities for tax purposes was $865,554,000, consisting of unrealized gains of $1,019,655,000 on securities that had risen in value since their purchase and $154,101,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $82,272,000 of investment securities and sold $36,433,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	77,312	1,101	83,163	1,337
Issued in Lieu of Cash Distributions	18,914	266	37,977	605
Redeemed	(69,050)	(986)	(181,891)	(2,915)
Net Increase (Decrease) —Admiral Shares	27,176	381	(60,751)	(973)
Institutional Shares
Issued	14,902	449	20,495	670
Issued in Lieu of Cash Distributions	2,745	79	5,111	167
Redeemed	(1,044)	(30)	(20,422)	(664)
Net Increase (Decrease) —Institutional Shares	16,603	498	5,184	173

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC
Yield	1.77%	1.81%

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	650	989	3,622
Median Market Cap	$46.0B	$48.8B	$38.5B
Price/Earnings Ratio	17.7x	17.8x	18.4x
Price/Book Ratio	2.4x	2.4x	2.3x
Return on Equity	17.2%	17.2%	16.4%
Earnings Growth
Rate	11.3%	10.8%	10.7%
Dividend Yield	1.9%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		1000	Market
	Fund	Index	FA Index
Consumer Discretionary	13.1%	13.0%	13.0%
Consumer Staples	9.9	9.7	9.2
Energy	9.8	9.9	9.7
Financials	17.2	17.2	17.9
Health Care	12.5	12.4	12.3
Industrials	11.0	10.9	11.1
Information Technology	17.5	17.2	17.2
Materials	3.5	3.6	3.7
Telecommunication
Services	2.6	2.7	2.5
Utilities	2.9	3.4	3.4

Volatility Measures
	Russell	DJ U.S.
	1000	Total Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.02	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.5%
Apple Inc.	Computer Hardware	2.3
Microsoft Corp.	Systems Software	1.6
Google Inc.	Internet Software &
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil & Gas	1.4
Procter & Gamble Co.	Household Products	1.3
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Top Ten		16.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Average Annual Total Returns: Periods Ended June 30, 2013
	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	21.26%	7.04%	7.86%
Institutional Shares	2/24/1999	21.31	7.09	7.90

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (13.1%)
	Home Depot Inc.	445,800	34,536
	Walt Disney Co.	542,636	34,267
	Comcast Corp. Class A	755,371	31,635
*	Amazon.com Inc.	113,320	31,468
	McDonald’s Corp.	306,260	30,320
	News Corp. Class A	637,530	20,783
	Ford Motor Co.	1,209,933	18,718
	Time Warner Inc.	315,349	18,233
	Starbucks Corp.	254,952	16,697
	NIKE Inc. Class B	243,200	15,487
	Target Corp.	220,900	15,211
	Lowe’s Cos. Inc.	367,400	15,027
	Viacom Inc. Class B	171,033	11,639
*	DIRECTV	186,409	11,487
	Yum! Brands Inc.	159,210	11,040
	Time Warner Cable Inc.	94,542	10,634
*	General Motors Co.	312,285	10,402
	Johnson Controls Inc.	237,600	8,504
*	Bed Bath & Beyond Inc.	102,415	7,261
*	AutoZone Inc.	16,290	6,902
	Ross Stores Inc.	103,292	6,694
*	O’Reilly Automotive Inc.	57,848	6,515
	Coach Inc.	111,500	6,366
*	Discovery Communications
	Inc.	90,137	6,279
	CBS Corp. Class B	127,174	6,215
	Sirius XM Radio Inc.	1,851,325	6,202
*	Liberty Interactive Corp.
	Class A	269,426	6,200
	Gap Inc.	148,547	6,199
*	Dollar Tree Inc.	120,738	6,138
*	Liberty Global plc	87,212	5,921
*	CarMax Inc.	128,143	5,915
	Starwood Hotels & Resorts
	Worldwide Inc.	89,818	5,676
	PVH Corp.	44,531	5,569
	Ralph Lauren Corp. Class A	30,800	5,351
	Las Vegas Sands Corp.	100,440	5,316

			Market
			Value
		Shares	($000)
*	BorgWarner Inc.	61,700	5,315
*	priceline.com Inc.	6,335	5,240
	TJX Cos. Inc.	103,996	5,206
	Marriott International Inc.
	Class A	128,575	5,191
*	TripAdvisor Inc.	80,406	4,894
*	PulteGroup Inc.	233,330	4,426
*	MGM Resorts International	298,690	4,415
*	Mohawk Industries Inc.	38,900	4,376
	PetSmart Inc.	65,000	4,354
	Harley-Davidson Inc.	78,500	4,303
	Interpublic Group of Cos. Inc.	294,400	4,284
	Expedia Inc.	68,906	4,145
	Advance Auto Parts Inc.	50,702	4,115
	DR Horton Inc.	193,069	4,109
	Scripps Networks
	Interactive Inc. Class A	59,478	3,971
*	Liberty Media Corp. Class A	30,877	3,914
	Darden Restaurants Inc.	77,080	3,891
*	Liberty Global plc Class A	51,815	3,838
	Lennar Corp. Class A	103,053	3,714
*	Dollar General Corp.	71,400	3,601
*	NVR Inc.	3,840	3,540
	Royal Caribbean Cruises Ltd.	104,800	3,494
	Brinker International Inc.	88,250	3,480
	Kohl’s Corp.	68,850	3,478
*	Toll Brothers Inc.	106,560	3,477
	Hasbro Inc.	77,100	3,456
	Omnicom Group Inc.	50,600	3,181
	Dillard’s Inc. Class A	37,000	3,033
	Aaron’s Inc.	107,782	3,019
	Hanesbrands Inc.	57,986	2,982
	Macy’s Inc.	56,800	2,726
*	Sears Holdings Corp.	62,700	2,638
*	AutoNation Inc.	58,225	2,526
	Foot Locker Inc.	70,600	2,480
	Gentex Corp.	107,252	2,472
*	Lamar Advertising Co.
	Class A	56,186	2,438
*	Apollo Group Inc. Class A	135,129	2,394

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Harman International
	Industries Inc.	43,600	2,363
	Weight Watchers
	International Inc.	50,300	2,314
	John Wiley & Sons Inc.
	Class A	53,700	2,153
	Nordstrom Inc.	32,300	1,936
	Allison Transmission
	Holdings Inc.	68,285	1,576
*	Liberty Ventures Class A	18,529	1,575
	American Eagle
	Outfitters Inc.	66,991	1,223
	Abercrombie & Fitch Co.	23,300	1,054
	Comcast Corp.	26,219	1,040
*	Netflix Inc.	4,700	992
*	AMC Networks Inc. Class A	13,586	889
	GameStop Corp. Class A	20,430	859
*	Madison Square Garden Co.
	Class A	13,586	805
*	JC Penney Co. Inc.	44,100	753
*	Starz	30,877	682
*	CST Brands Inc.	20,275	625
	Mattel Inc.	12,557	569
	Chico’s FAS Inc.	28,340	483
*	Tempur Sealy
	International Inc.	10,000	439
	Best Buy Co. Inc.	15,759	431
*	Goodyear Tire & Rubber Co.	20,770	318
	Wynn Resorts Ltd.	2,000	256
	Cablevision Systems Corp.
	Class A	14,944	251
	Lennar Corp. Class B	8,300	235
*	Hyatt Hotels Corp. Class A	5,200	210
	Carnival Corp.	5,800	199
	Staples Inc.	9,495	151
	International Game Technology	400	7
			613,311
Consumer Staples (9.9%)
	Procter & Gamble Co.	796,678	61,336
	Coca-Cola Co.	1,145,800	45,958
	Philip Morris
	International Inc.	491,809	42,601
	PepsiCo Inc.	469,139	38,371
	Wal-Mart Stores Inc.	488,128	36,361
	CVS Caremark Corp.	388,354	22,206
	Costco Wholesale Corp.	144,000	15,922
	Altria Group Inc.	388,723	13,601
	Walgreen Co.	302,300	13,362
	Colgate-Palmolive Co.	231,800	13,280
	Mondelez International Inc.
	Class A	351,526	10,029
	Archer-Daniels-Midland Co.	243,273	8,249
	Kroger Co.	231,700	8,003
	Estee Lauder Cos. Inc.
	Class A	102,400	6,735

			Market
			Value
		Shares	($000)
	Kraft Foods Group Inc.	117,175	6,547
	Hershey Co.	72,600	6,482
	Clorox Co.	66,120	5,497
*	Constellation Brands Inc.
	Class A	104,570	5,450
	Coca-Cola Enterprises Inc.	153,000	5,379
*	Monster Beverage Corp.	86,500	5,257
*	Green Mountain Coffee
	Roasters Inc.	69,983	5,253
	JM Smucker Co.	49,024	5,057
	Bunge Ltd.	71,400	5,053
	Dr Pepper Snapple
	Group Inc.	109,700	5,039
	Brown-Forman Corp. Class B	74,469	5,030
	McCormick & Co. Inc.	70,300	4,946
	Tyson Foods Inc. Class A	187,944	4,826
	Church & Dwight Co. Inc.	76,988	4,751
	Energizer Holdings Inc.	45,169	4,540
	Kimberly-Clark Corp.	45,440	4,414
	Campbell Soup Co.	97,400	4,363
	General Mills Inc.	88,800	4,309
	Hormel Foods Corp.	105,200	4,059
	Safeway Inc.	170,462	4,033
	Ingredion Inc.	54,900	3,603
*	Smithfield Foods Inc.	109,750	3,594
	Molson Coors Brewing Co.
	Class B	71,900	3,441
	Whole Foods Market Inc.	65,680	3,381
	Avon Products Inc.	134,900	2,837
	Beam Inc.	37,700	2,379
	Mead Johnson Nutrition Co.	30,021	2,379
*	Dean Foods Co.	168,496	1,688
	Kellogg Co.	22,800	1,464
*	WhiteWave Foods Co.
	Class B	61,299	932
*	WhiteWave Foods Co.
	Class A	43,041	699
	Nu Skin Enterprises Inc.
	Class A	11,200	685
	Sysco Corp.	17,111	585
	ConAgra Foods Inc.	11,200	391
	Hillshire Brands Co.	8,920	295
			464,652
Energy (9.8%)
	Exxon Mobil Corp.	1,288,164	116,386
	Chevron Corp.	569,538	67,399
	Schlumberger Ltd.	375,599	26,915
	Occidental Petroleum Corp.	190,339	16,984
	ConocoPhillips	249,132	15,072
	Anadarko Petroleum Corp.	171,723	14,756
	EOG Resources Inc.	96,700	12,733
	Apache Corp.	140,417	11,771
	National Oilwell Varco Inc.	146,541	10,097
	Phillips 66	157,963	9,306
	Noble Energy Inc.	144,000	8,646

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Pioneer Natural
	Resources Co.	58,137	8,415
	Hess Corp.	123,200	8,192
	Devon Energy Corp.	145,622	7,555
	Williams Cos. Inc.	232,200	7,539
	Cabot Oil & Gas Corp.	104,970	7,455
	Baker Hughes Inc.	150,671	6,950
*	Cameron International Corp.	110,702	6,771
	Valero Energy Corp.	182,480	6,345
*	FMC Technologies Inc.	113,300	6,309
	Range Resources Corp.	79,200	6,124
*	Southwestern Energy Co.	164,300	6,002
	EQT Corp.	75,000	5,953
	Halliburton Co.	138,200	5,766
*	Denbury Resources Inc.	240,576	4,167
	QEP Resources Inc.	139,565	3,877
	Diamond Offshore
	Drilling Inc.	55,574	3,823
*	Dresser-Rand Group Inc.	61,355	3,680
	Cimarex Energy Co.	56,501	3,672
	Helmerich & Payne Inc.	57,980	3,621
	SM Energy Co.	57,556	3,452
*	Continental Resources Inc.	39,400	3,391
	Marathon Petroleum Corp.	46,450	3,301
	World Fuel Services Corp.	80,447	3,216
	Marathon Oil Corp.	92,900	3,212
*	Concho Resources Inc.	35,300	2,955
	Energen Corp.	56,100	2,932
*	Rowan Cos. plc Class A	85,600	2,916
*	SandRidge Energy Inc.	501,954	2,389
*	Ultra Petroleum Corp.	99,770	1,977
	Patterson-UTI Energy Inc.	93,489	1,809
	Peabody Energy Corp.	108,100	1,583
*	Newfield Exploration Co.	66,098	1,579
*	WPX Energy Inc.	77,400	1,466
	Tesoro Corp.	26,500	1,386
	CONSOL Energy Inc.	33,900	919
*	Unit Corp.	12,800	545
	Chesapeake Energy Corp.	25,211	514
	Kinder Morgan Inc.	8,193	313
*	Superior Energy Services Inc.	1,048	27
			462,163
Financials (17.2%)
*	Berkshire Hathaway Inc.
	Class B	533,545	59,714
	JPMorgan Chase & Co.	1,111,121	58,656
	Wells Fargo & Co.	1,236,508	51,031
	Citigroup Inc.	892,700	42,823
	Bank of America Corp.	2,629,833	33,820
	American Express Co.	300,500	22,465
	Goldman Sachs Group Inc.	109,200	16,516
	Simon Property Group Inc.	98,448	15,547
*	American International
	Group Inc.	341,980	15,286
	US Bancorp	392,700	14,196

			Market
			Value
		Shares	($000)
	Prudential Financial Inc.	161,904	11,824
	State Street Corp.	164,978	10,758
	American Tower Corporation	146,000	10,683
	Aflac Inc.	172,500	10,026
	Discover Financial Services	202,200	9,633
	Public Storage	55,200	8,464
	Travelers Cos. Inc.	101,877	8,142
	Charles Schwab Corp.	377,200	8,008
	Franklin Resources Inc.	55,400	7,535
	Ameriprise Financial Inc.	92,960	7,519
	Capital One Financial Corp.	117,800	7,399
	SunTrust Banks Inc.	229,890	7,258
	Progressive Corp.	267,900	6,810
	T. Rowe Price Group Inc.	92,978	6,801
	Equity Residential	115,600	6,712
*	Intercontinental-
	Exchange Inc.	37,569	6,678
	Fifth Third Bancorp	368,920	6,659
	Weyerhaeuser Co.	228,100	6,499
	Loews Corp.	144,508	6,416
	Boston Properties Inc.	60,200	6,349
	McGraw Hill Financial Inc.	117,000	6,223
	Host Hotels & Resorts Inc.	334,772	5,648
	Lincoln National Corp.	150,986	5,506
*	CIT Group Inc.	114,835	5,355
*	Affiliated Managers
	Group Inc.	32,250	5,287
	General Growth
	Properties Inc.	263,357	5,233
	AvalonBay Communities Inc.	38,375	5,177
	M&T Bank Corp.	46,286	5,172
	MetLife Inc.	112,842	5,164
	KeyCorp	457,769	5,054
	Allstate Corp.	102,300	4,923
	Unum Group	166,800	4,899
*	CBRE Group Inc. Class A	205,090	4,791
	SL Green Realty Corp.	53,410	4,710
*	Arch Capital Group Ltd.	88,800	4,565
	Plum Creek Timber Co. Inc.	97,800	4,564
	Principal Financial Group Inc.	120,400	4,509
	Torchmark Corp.	68,650	4,472
*	Howard Hughes Corp.	38,899	4,360
	PNC Financial Services
	Group Inc.	59,631	4,348
	Zions Bancorporation	150,084	4,334
	Moody’s Corp.	70,100	4,271
	CME Group Inc.	55,950	4,251
	TD Ameritrade Holding Corp.	174,400	4,236
	Morgan Stanley	169,800	4,148
	Prologis Inc.	109,525	4,131
*	Alleghany Corp.	10,759	4,124
	Reinsurance Group of
	America Inc. Class A	58,819	4,065
*	Realogy Holdings Corp.	83,100	3,992
*	E*TRADE Financial Corp.	312,879	3,961

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Raymond James
	Financial Inc.	89,650	3,853
*	Markel Corp.	7,276	3,834
	Assurant Inc.	75,300	3,834
	Brown & Brown Inc.	118,600	3,824
	NASDAQ OMX Group Inc.	114,892	3,767
	HCC Insurance Holdings Inc.	87,200	3,759
	Aon plc	58,100	3,739
	BlackRock Inc.	14,450	3,711
	East West Bancorp Inc.	134,700	3,704
	WR Berkley Corp.	90,396	3,694
*	American Capital Ltd.	288,458	3,655
	DDR Corp.	216,364	3,602
	Jones Lang LaSalle Inc.	39,177	3,571
*	Genworth Financial Inc.
	Class A	310,960	3,548
	SEI Investments Co.	123,770	3,519
	First Republic Bank	90,357	3,477
	White Mountains Insurance
	Group Ltd.	6,041	3,473
	Taubman Centers Inc.	45,862	3,447
*	MSCI Inc. Class A	102,164	3,399
	Equity Lifestyle
	Properties Inc.	42,632	3,350
	Douglas Emmett Inc.	130,873	3,265
	Apartment Investment &
	Management Co. Class A	108,443	3,258
*	Popular Inc.	107,344	3,256
	Eaton Vance Corp.	86,202	3,240
*	Signature Bank	38,700	3,213
	First Horizon National Corp.	286,845	3,213
*	Forest City Enterprises Inc.
	Class A	177,991	3,188
*	MBIA Inc.	239,350	3,186
	Cullen/Frost Bankers Inc.	47,600	3,178
	Post Properties Inc.	63,600	3,148
	Hospitality Properties Trust	119,270	3,134
	Commerce Bancshares Inc.	70,214	3,059
	Leucadia National Corp.	116,219	3,047
	Retail Properties of
	America Inc.	209,357	2,990
	CapitalSource Inc.	317,939	2,982
*	St. Joe Co.	140,600	2,960
	Camden Property Trust	42,400	2,932
*	TFS Financial Corp.	260,720	2,920
	Bank of New York
	Mellon Corp.	103,106	2,892
	SLM Corp.	123,245	2,817
	Associated Banc-Corp	170,670	2,654
	Chubb Corp.	30,900	2,616
	Alexandria Real Estate
	Equities Inc.	38,630	2,539
	StanCorp Financial Group Inc.	50,600	2,500
	BOK Financial Corp.	38,571	2,470

			Market
			Value
		Shares	($000)
	First Citizens BancShares
	Inc. Class A	12,850	2,468
	Hanover Insurance Group Inc. 49,600		2,427
	CNA Financial Corp.	69,500	2,267
	Hartford Financial Services
	Group Inc.	64,184	1,985
	ACE Ltd.	20,902	1,870
	BB&T Corp.	53,000	1,796
	Lazard Ltd. Class A	55,686	1,790
	Digital Realty Trust Inc.	28,440	1,735
	American Financial Group Inc. 32,200		1,575
	Legg Mason Inc.	47,500	1,473
	New York Community
	Bancorp Inc.	86,400	1,210
	Northern Trust Corp.	19,050	1,103
	BRE Properties Inc.	21,500	1,075
	Bank of Hawaii Corp.	20,100	1,011
	Federal Realty
	Investment Trust	8,200	850
	Interactive Brokers Group Inc.	51,335	820
	People’s United Financial Inc.	42,614	635
	Invesco Ltd.	12,010	382
	Extra Space Storage Inc.	6,100	256
	Essex Property Trust Inc.	300	48
			805,893
Health Care (12.5%)
	Johnson & Johnson	795,698	68,319
	Pfizer Inc.	1,978,127	55,407
	Merck & Co. Inc.	742,926	34,509
*	Gilead Sciences Inc.	482,400	24,704
	Amgen Inc.	245,887	24,259
	UnitedHealth Group Inc.	328,662	21,521
*	Biogen Idec Inc.	81,661	17,573
	AbbVie Inc.	407,600	16,850
*	Express Scripts Holding Co.	266,195	16,422
*	Celgene Corp.	139,419	16,299
	Bristol-Myers Squibb Co.	335,641	15,000
	Abbott Laboratories	407,600	14,217
	Medtronic Inc.	263,600	13,567
	Thermo Fisher Scientific Inc.	138,556	11,726
	WellPoint Inc.	124,216	10,166
	Allergan Inc.	111,630	9,404
	Aetna Inc.	144,422	9,177
	Baxter International Inc.	127,341	8,821
	Cigna Corp.	118,300	8,576
	McKesson Corp.	73,424	8,407
	Eli Lilly & Co.	170,595	8,380
	Becton Dickinson and Co.	80,600	7,966
*	Actavis Inc.	60,233	7,603
	Stryker Corp.	109,200	7,063
*	Vertex Pharmaceuticals Inc.	87,688	7,004
	Cardinal Health Inc.	145,512	6,868
	AmerisourceBergen Corp.
	Class A	123,000	6,867
	Agilent Technologies Inc.	156,606	6,696

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	St. Jude Medical Inc.	139,832	6,380
	Humana Inc.	72,800	6,143
	Zimmer Holdings Inc.	81,170	6,083
*	Mylan Inc.	194,637	6,040
*	Life Technologies Corp.	79,935	5,916
	Perrigo Co.	47,740	5,777
*	Laboratory Corp. of
	America Holdings	51,900	5,195
*	Waters Corp.	51,650	5,168
*	Henry Schein Inc.	52,400	5,017
*	Forest Laboratories Inc.	117,100	4,801
	Universal Health
	Services Inc. Class B	67,400	4,513
	Quest Diagnostics Inc.	72,800	4,414
*	Mettler-Toledo
	International Inc.	21,000	4,225
*	Hospira Inc.	110,140	4,219
	Cooper Cos. Inc.	33,500	3,988
	DENTSPLY International Inc.	95,800	3,924
*	Endo Health Solutions Inc.	105,147	3,868
*	CareFusion Corp.	97,796	3,604
	Warner Chilcott plc Class A	180,827	3,595
	PerkinElmer Inc.	109,504	3,559
	Techne Corp.	46,700	3,226
	CR Bard Inc.	29,300	3,184
	Teleflex Inc.	37,000	2,867
	Patterson Cos. Inc.	73,530	2,765
*	Health Net Inc.	74,200	2,361
	Covidien plc	36,200	2,275
	Zoetis Inc.	73,599	2,273
	Omnicare Inc.	40,900	1,951
*	Varian Medical Systems Inc.	28,200	1,902
*	Boston Scientific Corp.	72,350	671
*	Medivation Inc.	12,554	618
*	Incyte Corp. Ltd.	15,000	330
*	Intuitive Surgical Inc.	630	319
*	DaVita HealthCare
	Partners Inc.	2,200	266
*	Alexion Pharmaceuticals Inc.	1,100	101
*	Brookdale Senior Living Inc.
	Class A	3,600	95
*	QIAGEN NV	1,200	24
			585,028
Industrials (11.0%)
	General Electric Co.	2,917,272	67,651
	United Technologies Corp.	280,100	26,032
	Boeing Co.	236,770	24,255
	Union Pacific Corp.	128,914	19,889
	3M Co.	154,200	16,862
	United Parcel Service Inc.
	Class B	147,300	12,738
	Danaher Corp.	194,200	12,293
	Precision Castparts Corp.	52,100	11,775
	FedEx Corp.	116,000	11,435
	Honeywell International Inc.	134,700	10,687

			Market
			Value
		Shares	($000)
	Caterpillar Inc.	128,820	10,626
	Illinois Tool Works Inc.	141,200	9,767
	General Dynamics Corp.	121,400	9,509
	CSX Corp.	389,800	9,039
	Norfolk Southern Corp.	121,650	8,838
	Deere & Co.	104,800	8,515
	Cummins Inc.	75,400	8,178
	Emerson Electric Co.	142,400	7,766
	PACCAR Inc.	142,910	7,669
	WW Grainger Inc.	27,000	6,809
	Parker Hannifin Corp.	67,500	6,439
	Northrop Grumman Corp.	72,268	5,984
	Roper Industries Inc.	47,800	5,938
	Fastenal Co.	126,000	5,777
*	Delta Air Lines Inc.	307,300	5,750
	Waste Management Inc.	140,297	5,658
	AMETEK Inc.	127,475	5,392
	Southwest Airlines Co.	418,087	5,389
	Raytheon Co.	80,915	5,350
*	Stericycle Inc.	48,408	5,346
	Flowserve Corp.	92,250	4,982
	Fluor Corp.	81,200	4,816
*	Verisk Analytics Inc. Class A	80,005	4,776
	Expeditors International of
	Washington Inc.	123,861	4,708
	Rockwell Collins Inc.	73,700	4,673
	L-3 Communications
	Holdings Inc.	54,000	4,630
	Pall Corp.	69,300	4,604
	JB Hunt Transport
	Services Inc.	63,096	4,558
*	Jacobs Engineering
	Group Inc.	82,566	4,552
	Equifax Inc.	74,000	4,361
*	WABCO Holdings Inc.	56,041	4,186
	CH Robinson Worldwide Inc.	74,090	4,172
	IDEX Corp.	71,845	3,866
	Wabtec Corp.	71,600	3,826
*	Oshkosh Corp.	100,357	3,811
	Huntington Ingalls
	Industries Inc.	65,905	3,722
*	Quanta Services Inc.	140,048	3,706
*	Owens Corning	94,587	3,696
	Donaldson Co. Inc.	103,200	3,680
	Dun & Bradstreet Corp.	36,200	3,528
	Carlisle Cos. Inc.	56,500	3,520
	Valmont Industries Inc.	23,637	3,382
	MSC Industrial
	Direct Co. Inc. Class A	41,700	3,230
	Cintas Corp.	70,766	3,223
	Landstar System Inc.	59,989	3,089
	Toro Co.	66,100	3,002
	Manpowergroup Inc.	54,600	2,992
	Robert Half International Inc.	87,500	2,908
	KBR Inc.	89,249	2,901

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Alliant Techsystems Inc.	33,100	2,725
	SPX Corp.	37,400	2,692
*	Terex Corp.	99,066	2,605
	Towers Watson & Co.
	Class A	31,300	2,565
	Joy Global Inc.	52,500	2,548
	Xylem Inc.	87,100	2,346
	Lennox International Inc.	35,090	2,265
	CNH Global NV	53,619	2,234
	Stanley Black & Decker Inc.	26,745	2,067
	TransDigm Group Inc.	13,034	2,043
	Graco Inc.	27,658	1,748
	Eaton Corp. plc	26,394	1,737
	Iron Mountain Inc.	62,646	1,667
	KAR Auction Services Inc.	71,953	1,646
	Textron Inc.	61,020	1,590
	Gardner Denver Inc.	19,846	1,492
	ITT Corp.	43,550	1,281
*	United Continental
	Holdings Inc.	39,300	1,230
	Exelis Inc.	87,100	1,201
	Manitowoc Co. Inc.	62,200	1,114
*	Navistar International Corp.	32,334	898
*	Copart Inc.	27,700	853
	Lockheed Martin Corp.	7,030	762
	Republic Services Inc.
	Class A	19,512	662
	ADT Corp.	15,050	600
	AGCO Corp.	10,600	532
	Pentair Ltd.	6,070	350
	Babcock & Wilcox Co.	10,920	328
*	Hertz Global Holdings Inc.	9,800	243
	Ryder System Inc.	3,600	219
	Nielsen Holdings NV	3,000	101
	Fortune Brands Home &
	Security Inc.	2,546	99
			514,899
Information Technology (17.5%)
	Apple Inc.	268,330	106,280
	Microsoft Corp.	2,173,100	75,037
*	Google Inc. Class A	79,558	70,040
	International Business
	Machines Corp.	307,358	58,739
	Cisco Systems Inc.	1,609,290	39,122
	Oracle Corp.	1,112,634	34,180
	Visa Inc. Class A	164,098	29,989
	Intel Corp.	1,160,830	28,115
	QUALCOMM Inc.	435,120	26,577
*	eBay Inc.	415,398	21,484
	Mastercard Inc. Class A	35,460	20,372
	EMC Corp.	688,700	16,267
	Texas Instruments Inc.	389,800	13,592
	Hewlett-Packard Co.	472,423	11,716
*	Facebook Inc. Class A	463,500	11,523
*	Adobe Systems Inc.	202,700	9,235

			Market
			Value
		Shares	($000)
*	Yahoo! Inc.	361,920	9,088
	Broadcom Corp. Class A	230,450	7,780
	Intuit Inc.	126,660	7,730
*	Cognizant Technology
	Solutions Corp. Class A	118,197	7,400
	Symantec Corp.	316,351	7,108
	Accenture plc Class A	97,213	6,995
	Corning Inc.	478,200	6,805
	Amphenol Corp. Class A	79,800	6,220
*	NetApp Inc.	162,363	6,134
	Western Digital Corp.	98,400	6,110
*	Fiserv Inc.	65,550	5,730
	Fidelity National Information
	Services Inc.	130,478	5,590
	Altera Corp.	164,935	5,441
	Analog Devices Inc.	118,166	5,325
	Xerox Corp.	577,604	5,239
	KLA-Tencor Corp.	90,600	5,049
*	Citrix Systems Inc.	83,556	5,041
	Applied Materials Inc.	335,600	5,004
	Western Union Co.	290,095	4,964
	NVIDIA Corp.	329,244	4,619
	Linear Technology Corp.	124,200	4,576
*	BMC Software Inc.	96,266	4,345
*	Autodesk Inc.	126,488	4,293
*	Lam Research Corp.	94,645	4,197
*	Teradata Corp.	81,064	4,072
*	Synopsys Inc.	108,990	3,896
	FLIR Systems Inc.	141,500	3,816
*	Avnet Inc.	108,600	3,649
*	Cadence Design
	Systems Inc.	245,160	3,550
	Solera Holdings Inc.	63,396	3,528
	Global Payments Inc.	75,417	3,493
*	Arrow Electronics Inc.	87,100	3,471
	Computer Sciences Corp.	78,900	3,453
	Motorola Solutions Inc.	59,604	3,441
	AOL Inc.	92,340	3,369
*	NCR Corp.	99,574	3,285
	Automatic Data
	Processing Inc.	47,100	3,243
	CA Inc.	113,266	3,243
*	Rovi Corp.	134,500	3,072
*	LSI Corp.	428,628	3,060
*	Brocade Communications
	Systems Inc.	515,900	2,972
*	Zynga Inc. Class A	1,041,000	2,894
	Compuware Corp.	276,640	2,863
	Lender Processing
	Services Inc.	88,238	2,855
	Xilinx Inc.	71,336	2,826
	DST Systems Inc.	42,800	2,796
*	Tech Data Corp.	55,510	2,614
*	CoreLogic Inc.	111,746	2,589
*	Ingram Micro Inc.	125,000	2,374

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Juniper Networks Inc.	119,000	2,298
*	Alliance Data Systems Corp.	11,600	2,100
*	Fairchild Semiconductor
	International Inc. Class A	147,958	2,042
*	Teradyne Inc.	110,200	1,936
	Activision Blizzard Inc.	132,400	1,888
	Total System Services Inc.	74,759	1,830
*	Atmel Corp.	248,700	1,828
*	Micron Technology Inc.	110,500	1,583
	Broadridge Financial
	Solutions Inc.	58,725	1,561
	Lexmark International
	Inc. Class A	50,300	1,538
	Jack Henry & Associates Inc.	31,457	1,483
*	Polycom Inc.	140,400	1,480
*	Zebra Technologies Corp.	27,257	1,184
	Microchip Technology Inc.	31,400	1,170
	IAC/InterActiveCorp	24,515	1,166
*	Salesforce.com Inc.	20,800	794
	Molex Inc.	24,751	726
	Amdocs Ltd.	12,000	445
*	VeriSign Inc.	7,105	317
	Harris Corp.	4,300	212
*	Electronic Arts Inc.	100	2
			821,058
Materials (3.5%)
	Praxair Inc.	103,500	11,919
	Ecolab Inc.	104,738	8,923
	LyondellBasell Industries
	NV Class A	132,900	8,806
	Monsanto Co.	87,134	8,609
	EI du Pont de Nemours
	& Co.	160,300	8,416
	Freeport-McMoRan Copper
	& Gold Inc.	295,407	8,156
	Sherwin-Williams Co.	35,031	6,186
	Dow Chemical Co.	178,640	5,747
	Nucor Corp.	129,600	5,614
	CF Industries Holdings Inc.	31,660	5,430
	Sigma-Aldrich Corp.	64,600	5,191
	FMC Corp.	80,900	4,940
	Newmont Mining Corp.	164,386	4,923
	Celanese Corp. Class A	99,111	4,440
*	WR Grace & Co.	52,689	4,428
	Vulcan Materials Co.	86,317	4,179
*	Crown Holdings Inc.	100,800	4,146
	Airgas Inc.	43,400	4,143
*	Owens-Illinois Inc.	145,880	4,054
	Rockwood Holdings Inc.	62,760	4,019
	Ball Corp.	94,900	3,942
	Mosaic Co.	71,400	3,842
	Albemarle Corp.	60,400	3,762
	Cytec Industries Inc.	47,400	3,472
	Westlake Chemical Corp.	35,100	3,384

			Market
			Value
		Shares	($000)
	Reliance Steel &
	Aluminum Co.	46,300	3,035
	Martin Marietta
	Materials Inc.	30,600	3,012
*	Tahoe Resources Inc.	211,996	3,000
	United States Steel Corp.	166,900	2,926
	Sealed Air Corp.	106,072	2,540
	Scotts Miracle-Gro Co.
	Class A	51,099	2,469
	International Paper Co.	35,900	1,591
	Valspar Corp.	23,400	1,513
	Allegheny Technologies Inc.	50,100	1,318
	Packaging Corp. of America	26,600	1,302
	Eastman Chemical Co.	14,106	988
	Royal Gold Inc.	21,768	916
	Southern Copper Corp.	21,224	586
	Air Products & Chemicals Inc. 5,700		522
	Cliffs Natural Resources Inc.	261	4
			166,393
Telecommunication Services (2.6%)
	AT&T Inc.	1,593,219	56,400
	Verizon Communications Inc.	711,342	35,809
*	Crown Castle
	International Corp.	116,200	8,412
*	Sprint Nextel Corp.	1,024,279	7,190
*	SBA Communications
	Corp. Class A	67,103	4,974
	Telephone & Data
	Systems Inc.	116,594	2,874
	CenturyLink Inc.	56,364	1,993
	T-Mobile US Inc.	67,426	1,673
	United States Cellular Corp.	44,516	1,633
*	Level 3 Communications Inc.	58,413	1,231
*	Clearwire Corp. Class A	79,600	396
			122,585
Utilities (3.0%)
	NextEra Energy Inc.	146,807	11,962
	Sempra Energy	100,036	8,179
	Duke Energy Corp.	111,730	7,542
	Edison International	138,600	6,675
	PG&E Corp.	145,600	6,658
	Northeast Utilities	142,899	6,004
	Southern Co.	124,900	5,512
	CenterPoint Energy Inc.	217,600	5,111
*	Calpine Corp.	236,180	5,014
	NRG Energy Inc.	186,206	4,972
	Wisconsin Energy Corp.	120,084	4,922
	AES Corp.	386,798	4,638
	CMS Energy Corp.	164,986	4,483
	NV Energy Inc.	184,483	4,328
	OGE Energy Corp.	61,200	4,174
	SCANA Corp.	80,500	3,952
	American Water Works
	Co. Inc.	95,720	3,946

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
ITC Holdings Corp.	43,093	3,934
MDU Resources Group Inc.	148,850	3,857
Dominion Resources Inc.	67,086	3,812
Aqua America Inc.	118,983	3,723
Integrys Energy Group Inc.	61,481	3,598
Questar Corp.	115,800	2,762
American Electric Power
Co. Inc.	60,600	2,714
FirstEnergy Corp.	71,207	2,659
Consolidated Edison Inc.	44,100	2,571
National Fuel Gas Co.	43,225	2,505
Exelon Corp.	79,200	2,446
Public Service Enterprise
Group Inc.	69,800	2,280
UGI Corp.	34,466	1,348
Entergy Corp.	15,600	1,087
NiSource Inc.	35,920	1,029
		138,397
Total Common Stocks
(Cost $2,821,768)		4,694,379
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market
Liquidity Fund, 0.127%
(Cost $1,099)	1,098,714	1,099
Total Investments (100.1%)
(Cost $2,822,867)		4,695,478
Other Assets and Liabilities (-0.1%)
Other Assets		49,346
Liabilities		(51,961)
		(2,615)
Net Assets (100%)		4,692,863

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,820,114
Undistributed Net Investment Income	33,409
Accumulated Net Realized Losses	(33,271)
Unrealized Appreciation (Depreciation)	1,872,611
Net Assets	4,692,863

Admiral Shares—Net Assets
Applicable to 53,028,433 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,296,262
Net Asset Value Per Share—
Admiral Shares	$81.02

Institutional Shares—Net Assets
Applicable to 9,850,578 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	396,601
Net Asset Value Per Share—
Institutional Shares	$40.26

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	41,169
Interest[1]	4
Total Income	41,173
Expenses
The Vanguard Group—Note B
Investment Advisory Services	194
Management and Administrative—Admiral Shares	1,856
Management and Administrative—Institutional Shares	110
Marketing and Distribution—Admiral Shares	392
Marketing and Distribution—Institutional Shares	25
Custodian Fees	18
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	2,607
Net Investment Income	38,566
Realized Net Gain (Loss) on Investment Securities Sold	3,173
Change in Unrealized Appreciation (Depreciation) of Investment Securities	523,061
Net Increase (Decrease) in Net Assets Resulting from Operations	564,800
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,566	77,353
Realized Net Gain (Loss)	3,173	9,245
Change in Unrealized Appreciation (Depreciation)	523,061	498,898
Net Increase (Decrease) in Net Assets Resulting from Operations	564,800	585,496
Distributions
Net Investment Income
Admiral Shares	(945)	(70,710)
Institutional Shares	(88)	(6,334)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,033)	(77,044)
Capital Share Transactions
Admiral Shares	78,205	(69,323)
Institutional Shares	31,841	(27,435)
Net Increase (Decrease) from Capital Share Transactions	110,046	(96,758)
Total Increase (Decrease)	673,813	411,694
Net Assets
Beginning of Period	4,019,050	3,607,356
End of Period[1]	4,692,863	4,019,050
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,409,000 and ($4,124,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$71.17	$62.36	$62.56	$54.72	$43.04	$70.70
Investment Operations
Net Investment Income	. 667	1.384	1.072	. 915	. 855	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	9.201	8.806	(. 202)	7.849	11.673	(27.656)
Total from Investment Operations	9.868	10.190	. 870	8.764	12.528	(26.616)
Distributions
Dividends from Net Investment Income	(. 018)	(1.380)	(1.070)	(. 924)	(. 848)	(1.044)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 018)	(1.380)	(1.070)	(. 924)	(. 848)	(1.044)
Net Asset Value, End of Period	$81.02	$71.17	$62.36	$62.56	$54.72	$43.04

Total Return[1]	13.87%	16.35%	1.38%	16.02%	29.11%	-37.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,296	$3,702	$3,305	$2,860	$2,526	$2,045
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.96%	1.65%	1.59%	1.80%	1.72%
Portfolio Turnover Rate	4%	3%	2%	7%	26%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$35.36	$30.98	$31.09	$27.19	$21.38	$35.13
Investment Operations
Net Investment Income	. 338.702		. 548	. 466	. 439	. 525
Net Realized and Unrealized Gain (Loss)
on Investments	4.571	4.379	(.113)	3.905	5.806	(13.748)
Total from Investment Operations	4.909	5.081	. 435	4.371	6.245	(13.223)
Distributions
Dividends from Net Investment Income	(. 009)	(.701)	(. 545)	(. 471)	(. 435)	(. 527)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 009)	(.701)	(. 545)	(. 471)	(. 435)	(. 527)
Net Asset Value, End of Period	$40.26	$35.36	$30.98	$31.09	$27.19	$21.38

Total Return[1]	13.88%	16.41%	1.39%	16.08%	29.21%	-37.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$397	$317	$302	$282	$225	$185
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.78%	2.00%	1.69%	1.63%	1.86%	1.75%
Portfolio Turnover Rate	4%	3%	2%	7%	26%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $579,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $36,444,000 to offset future net capital gains. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $22,854,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $2,822,867,000. Net unrealized appreciation of investment securities for tax purposes was $1,872,611,000, consisting of unrealized gains of $1,925,736,000 on securities that had risen in value since their purchase and $53,125,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $237,846,000 of investment securities and sold $82,845,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	173,721	2,234	186,797	2,686
Issued in Lieu of Cash Distributions	748	10	55,442	783
Redeemed	(96,264)	(1,232)	(311,562)	(4,459)
Net Increase (Decrease)—Admiral Shares	78,205	1,012	(69,323)	(990)
Institutional Shares
Issued	56,159	1,518	6,796	195
Issued in Lieu of Cash Distributions	59	2	3,552	101
Redeemed	(24,377)	(629)	(37,783)	(1,080)
Net Increase (Decrease)—Institutional Shares	31,841	891	(27,435)	(784)

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.14%	0.10%
30-Day SEC
Yield	1.08%	1.12%

Portfolio Characteristics
			DJ U.S.
		S&P	Total
		SmallCap	Market
	Fund	600 Index	FA Index
Number of Stocks	602	600	3,622
Median Market Cap	$1.4B	$1.4B	$38.5B
Price/Earnings Ratio	23.8x	24.2x	18.4x
Price/Book Ratio	2.0x	2.0x	2.3x
Return on Equity	10.1%	9.9%	16.4%
Earnings Growth
Rate	10.9%	10.3%	10.7%
Dividend Yield	1.1%	1.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	26%	—	—
Short-Term	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		S&P	Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer Discretionary	16.6%	16.5%	13.0%
Consumer Staples	4.1	4.1	9.2
Energy	4.8	4.7	9.7
Financials	21.0	21.2	17.9
Health Care	11.3	11.2	12.3
Industrials	15.1	15.1	11.1
Information Technology	17.1	17.2	17.2
Materials	5.8	5.8	3.7
Telecommunication
Services	0.4	0.4	2.5
Utilities	3.8	3.8	3.4

Volatility Measures
		DJ U.S.
	S&P SmallCap	Total Market
	600 Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.6%
Gulfport Energy Corp.	Oil & Gas Exploration
	& Production	0.6
ProAssurance Corp.	Property & Casualty
	Insurance	0.6
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Hain Celestial Group Inc. Packaged Foods &
	Meats	0.5
Lufkin Industries Inc.	Oil & Gas Equipment
	& Services	0.5
Old Dominion Freight
Line Inc.	Trucking	0.5
ViaSat Inc.	Communications
	Equipment	0.5
Teledyne Technologies	Aerospace &
Inc.	Defense	0.5
Brunswick Corp.	Leisure Products	0.5
Top Ten		5.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Average Annual Total Returns: Periods Ended June 30, 2013
	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	3/25/1999	24.87%	9.92%	10.78%
Institutional Shares	4/21/1999	24.93	10.00	10.84

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.4%)
Consumer Discretionary (16.6%)
	Brunswick Corp.	424,350	13,558
	Wolverine World Wide Inc.	235,532	12,862
*	Fifth & Pacific Cos. Inc.	563,510	12,589
	Pool Corp.	218,975	11,476
	Cracker Barrel Old Country
	Store Inc.	111,812	10,584
*	Live Nation
	Entertainment Inc.	676,017	10,478
*	Lumber Liquidators
	Holdings Inc.	128,883	10,036
*	Steven Madden Ltd.	192,968	9,336
	Ryland Group Inc.	216,406	8,678
*	Buffalo Wild Wings Inc.	88,091	8,647
	Men’s Wearhouse Inc.	225,248	8,526
*	Jack in the Box Inc.	208,717	8,200
*	Iconix Brand Group Inc.	273,154	8,033
*	Coinstar Inc.	131,732	7,729
*	Genesco Inc.	113,807	7,624
	Hillenbrand Inc.	294,900	6,992
*	Crocs Inc.	414,842	6,845
	Texas Roadhouse Inc.
	Class A	272,306	6,813
*	Hibbett Sports Inc.	122,104	6,777
	Buckle Inc.	129,390	6,731
	Monro Muffler Brake Inc.	137,866	6,624
*	Select Comfort Corp.	262,643	6,582
	Group 1 Automotive Inc.	101,739	6,545
*	Meritage Homes Corp.	147,768	6,407
*	Vitamin Shoppe Inc.	141,951	6,365
*	Children’s Place Retail
	Stores Inc.	111,076	6,087
*	Marriott Vacations
	Worldwide Corp.	137,685	5,954
	Arbitron Inc.	125,661	5,837
	Dorman Products Inc.	127,207	5,804
*	Helen of Troy Ltd.	149,899	5,752
*	Francesca’s Holdings Corp.	206,542	5,740

			Market
			Value
		Shares	($000)
*	Standard Pacific Corp.	678,016	5,648
*	Jos A Bank Clothiers Inc.	131,552	5,436
*	Pinnacle Entertainment Inc.	274,585	5,401
	Lithia Motors Inc. Class A	99,145	5,285
	DineEquity Inc.	76,278	5,253
*	Papa John’s International Inc.	79,304	5,184
	Finish Line Inc. Class A	233,763	5,110
	La-Z-Boy Inc.	246,364	4,994
*	iRobot Corp.	124,813	4,964
*	SHFL Entertainment Inc.	264,767	4,689
	Sturm Ruger & Co. Inc.	91,002	4,372
*	Skechers U.S.A. Inc.
	Class A	181,002	4,346
*	BJ’s Restaurants Inc.	116,499	4,322
	Oxford Industries Inc.	67,103	4,187
	OfficeMax Inc.	408,731	4,181
	Brown Shoe Co. Inc.	191,744	4,128
*	Quiksilver Inc.	589,881	3,799
	Interval Leisure Group Inc.	183,389	3,653
	Stage Stores Inc.	153,685	3,612
*	Sonic Corp.	247,891	3,609
	True Religion Apparel Inc.	113,775	3,602
	Drew Industries Inc.	90,606	3,563
*	Multimedia Games Holding
	Co. Inc.	135,799	3,540
	Ethan Allen Interiors Inc.	122,256	3,521
	Sonic Automotive Inc.
	Class A	162,042	3,426
*	Red Robin Gourmet
	Burgers Inc.	60,498	3,338
	CEC Entertainment Inc.	79,235	3,252
	Standard Motor Products Inc.	92,925	3,191
	Cato Corp. Class A	126,907	3,168
*	American Public
	Education Inc.	83,761	3,113
*	rue21 inc	73,959	3,077
*	Zumiez Inc.	104,755	3,012
*	Boyd Gaming Corp.	265,335	2,998
*	Pep Boys-Manny Moe
	& Jack	250,297	2,898

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Movado Group Inc.	84,036	2,843
	Arctic Cat Inc.	62,144	2,795
*	Winnebago Industries Inc.	132,474	2,781
	American Greetings Corp.
	Class A	150,440	2,741
*	M/I Homes Inc.	113,398	2,604
*	Ruby Tuesday Inc.	273,277	2,522
	Fred’s Inc. Class A	159,031	2,463
*	Biglari Holdings Inc.	5,674	2,329
*	Blue Nile Inc.	58,637	2,215
	Callaway Golf Co.	334,066	2,198
*	Capella Education Co.	52,588	2,190
*	EW Scripps Co. Class A	139,873	2,179
	Haverty Furniture Cos. Inc.	93,549	2,153
*	Tuesday Morning Corp.	201,393	2,088
	Ruth’s Hospitality Group Inc.	169,145	2,042
*	Universal Electronics Inc.	70,847	1,993
*	Maidenform Brands Inc.	111,025	1,924
	Superior Industries
	International Inc.	109,437	1,883
*	ITT Educational Services Inc.	73,575	1,795
	Stein Mart Inc.	130,305	1,779
	Big 5 Sporting Goods Corp.	80,151	1,759
	Harte-Hanks Inc.	203,629	1,751
	Nutrisystem Inc.	134,932	1,590
*	MarineMax Inc.	114,483	1,297
*	Kirkland’s Inc.	70,800	1,221
	PetMed Express Inc.	94,897	1,196
*	Christopher & Banks Corp.	174,597	1,177
	Perry Ellis International Inc.	56,604	1,150
*	Zale Corp.	124,142	1,130
	Marcus Corp.	88,779	1,129
*	VOXX International Corp.
	Class A	90,853	1,115
	Universal Technical
	Institute Inc.	100,058	1,034
	Spartan Motors Inc.	148,170	907
*	Corinthian Colleges Inc.	370,668	830
*	Monarch Casino &
	Resort Inc.	44,808	755
	Blyth Inc.	50,386	703
	Lincoln Educational
	Services Corp.	107,562	567
*	Digital Generation Inc.	57,619	425
*	Career Education Corp.	131,397	381
	JAKKS Pacific Inc.	17,466	197
			453,914
Consumer Staples (4.1%)
*	Hain Celestial Group Inc.	221,645	14,400
*	TreeHouse Foods Inc.	170,154	11,152
	Casey’s General Stores Inc.	180,064	10,833
*	Darling International Inc.	555,163	10,359
	B&G Foods Inc.	248,698	8,468
*	Prestige Brands Holdings Inc.	240,301	7,002
*	Boston Beer Co. Inc. Class A	39,590	6,756

			Market
			Value
		Shares	($000)
	Snyders-Lance Inc.	227,331	6,458
	Sanderson Farms Inc.	94,204	6,257
	J&J Snack Foods Corp.	69,972	5,444
	Andersons Inc.	81,769	4,349
	WD-40 Co.	68,939	3,756
	Cal-Maine Foods Inc.	65,725	3,057
	Inter Parfums Inc.	76,736	2,188
*	Diamond Foods Inc.	104,918	2,177
	Spartan Stores Inc.	102,991	1,899
*	Medifast Inc.	64,268	1,656
	Calavo Growers Inc.	60,141	1,635
*	Alliance One International Inc.	388,234	1,475
*	Central Garden and Pet Co.
	Class A	196,308	1,355
*	Seneca Foods Corp. Class A	36,784	1,129
	Nash Finch Co.	42,873	944
			112,749
Energy (4.8%)
*	Gulfport Energy Corp.	323,039	15,206
	Lufkin Industries Inc.	158,859	14,054
	Bristow Group Inc.	169,653	11,082
*	Exterran Holdings Inc.	308,454	8,674
*	Hornbeck Offshore
	Services Inc.	151,305	8,095
	SEACOR Holdings Inc.	89,634	7,444
*	PDC Energy Inc.	142,335	7,327
*	Stone Energy Corp.	234,790	5,172
*	Carrizo Oil & Gas Inc.	172,502	4,887
*	Cloud Peak Energy Inc.	285,970	4,713
*	Geospace Technologies
	Corp.	60,589	4,186
*	C&J Energy Services Inc.	210,929	4,086
*	Approach Resources Inc.	157,879	3,879
*	TETRA Technologies Inc.	368,367	3,779
*	Northern Oil and Gas Inc.	278,400	3,714
*	ION Geophysical Corp.	566,795	3,412
	Comstock Resources Inc.	211,238	3,323
*	Swift Energy Co.	204,439	2,451
*	Era Group Inc.	93,279	2,439
*	Forest Oil Corp.	562,994	2,303
*	Tesco Corp.	171,125	2,267
*	Pioneer Energy Services
	Corp.	292,038	1,933
*	Matrix Service Co.	122,682	1,911
*	Basic Energy Services Inc.	129,793	1,569
*	Penn Virginia Corp.	258,736	1,216
	Contango Oil & Gas Co.	30,219	1,020
*	PetroQuest Energy Inc.	135,019	535
	Gulf Island Fabrication Inc.	24,374	467
			131,144
Financials (17.7%)
	ProAssurance Corp.	290,243	15,139
*	Portfolio Recovery
	Associates Inc.	79,577	12,225
	Geo Group Inc.	335,892	11,404

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Susquehanna
	Bancshares Inc.	875,847	11,255
*	Stifel Financial Corp.	277,749	9,907
	Financial Engines Inc.	199,715	9,105
*	Texas Capital Bancshares Inc.	191,799	8,508
	UMB Financial Corp.	152,333	8,480
	MarketAxess Holdings Inc.	176,106	8,233
	FNB Corp.	680,569	8,221
	Umpqua Holdings Corp.	526,716	7,906
	First Financial Bankshares Inc.	140,523	7,822
	Glacier Bancorp Inc.	338,248	7,506
	Tanger Factory
	Outlet Centers	221,468	7,410
	MB Financial Inc.	257,532	6,902
	Mid-America Apartment
	Communities Inc.	100,394	6,804
	Wintrust Financial Corp.	173,945	6,659
	Old National Bancorp	476,587	6,591
	Post Properties Inc.	128,304	6,350
	PrivateBancorp Inc.	295,100	6,259
*	First Cash Financial
	Services Inc.	126,559	6,228
	Cash America
	International Inc.	135,704	6,169
	Bank of the Ozarks Inc.	141,436	6,128
	RLI Corp.	80,103	6,121
	Selective Insurance
	Group Inc.	261,223	6,013
	Northwest Bancshares Inc.	440,184	5,947
	Columbia Banking
	System Inc.	246,934	5,880
	Community Bank
	System Inc.	187,918	5,797
	United Bankshares Inc.	215,351	5,696
	PacWest Bancorp	185,266	5,678
	National Penn
	Bancshares Inc.	555,137	5,640
	Home BancShares Inc.	216,746	5,629
	LaSalle Hotel Properties	224,578	5,547
	EPR Properties	110,339	5,547
	Healthcare Realty Trust Inc.	212,314	5,414
	Prospect Capital Corp.	496,673	5,364
	BBCN Bancorp Inc.	370,876	5,274
	Lexington Realty Trust	432,357	5,050
	Medical Properties Trust Inc.	352,487	5,048
*	World Acceptance Corp.	57,940	5,037
	CVB Financial Corp.	415,204	4,883
*	Virtus Investment
	Partners Inc.	27,285	4,810
	Sovran Self Storage Inc.	73,859	4,785
*	National Financial
	Partners Corp.	188,021	4,759
	Colonial Properties Trust	195,466	4,715
	Horace Mann Educators Corp.	186,372	4,544
	NBT Bancorp Inc.	207,595	4,395
	DiamondRock Hospitality Co.	459,415	4,282

			Market
			Value
		Shares	($000)
	First Financial Bancorp	272,203	4,056
	Provident Financial
	Services Inc.	255,412	4,030
	EastGroup Properties Inc.	71,220	4,008
*	Pinnacle Financial
	Partners Inc.	155,271	3,992
	Boston Private Financial
	Holdings Inc.	370,961	3,947
	Associated Estates
	Realty Corp.	236,882	3,809
*	Ezcorp Inc. Class A	224,129	3,783
	Tower Group
	International Ltd.	184,089	3,776
	Independent Bank Corp.	107,499	3,709
*	Encore Capital Group Inc.	109,199	3,616
	Employers Holdings Inc.	145,537	3,558
	First Commonwealth
	Financial Corp.	482,403	3,555
	ViewPoint Financial
	Group Inc.	168,991	3,517
*	Forestar Group Inc.	163,802	3,286
	Infinity Property &
	Casualty Corp.	54,638	3,265
	Government Properties
	Income Trust	128,597	3,243
	Acadia Realty Trust	129,724	3,203
	LTC Properties Inc.	80,320	3,137
	Interactive Brokers
	Group Inc.	191,992	3,066
	PS Business Parks Inc.	42,364	3,057
	Safety Insurance Group Inc.	60,528	2,936
	Oritani Financial Corp.	183,869	2,883
	Brookline Bancorp Inc.	331,465	2,877
	City Holding Co.	73,666	2,869
*	Navigators Group Inc.	49,849	2,843
	AMERISAFE Inc.	86,569	2,804
	Banner Corp.	82,342	2,782
	Pennsylvania REIT	146,758	2,771
	HFF Inc. Class A	154,839	2,752
	S&T Bancorp Inc.	139,964	2,743
	Franklin Street
	Properties Corp.	205,524	2,713
*	United Community
	Banks Inc.	217,194	2,698
*	Hanmi Financial Corp.	148,242	2,619
	Stewart Information
	Services Corp.	97,218	2,546
	United Fire Group Inc.	102,346	2,541
*	Investment Technology
	Group Inc.	178,986	2,502
	Cousins Properties Inc.	247,276	2,498
	Tompkins Financial Corp.	54,251	2,452
	First Midwest Bancorp Inc.	178,388	2,448
*	Piper Jaffray Cos.	76,559	2,420
	TrustCo Bank Corp. NY	443,366	2,412
*	First BanCorp	331,057	2,344

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Sabra Health Care REIT Inc.	88,020	2,298
*	eHealth Inc.	95,291	2,165
	Dime Community
	Bancshares Inc.	137,028	2,099
	Inland Real Estate Corp.	202,946	2,074
	Simmons First National
	Corp. Class A	77,773	2,029
	Wilshire Bancorp Inc.	292,407	1,936
	Meadowbrook Insurance
	Group Inc.	221,322	1,777
	Sterling Bancorp	145,549	1,691
	Parkway Properties Inc.	99,210	1,663
	Coresite Realty Corp.	50,413	1,604
	Saul Centers Inc.	30,442	1,353
	Getty Realty Corp.	62,879	1,298
	Universal Health Realty
	Income Trust	29,973	1,293
	Kite Realty Group Trust	203,065	1,224
	Urstadt Biddle Properties
	Inc. Class A	60,462	1,220
*	Taylor Capital Group Inc.	68,518	1,157
	Bank Mutual Corp.	203,099	1,145
	Calamos Asset
	Management Inc. Class A	96,230	1,010
*	SWS Group Inc.	133,936	730
	Cedar Realty Trust Inc.	129,095	669
			483,567
Health Care (11.4%)
*	Salix Pharmaceuticals Ltd.	244,553	16,177
*	Cubist Pharmaceuticals Inc.	305,900	14,775
*	Centene Corp.	255,344	13,395
*	PAREXEL International Corp.	273,448	12,562
*	Align Technology Inc.	338,190	12,527
	Questcor
	Pharmaceuticals Inc.	275,351	12,517
	West Pharmaceutical
	Services Inc.	162,266	11,401
*	Haemonetics Corp.	242,519	10,028
*	ViroPharma Inc.	306,576	8,783
*	Medidata Solutions Inc.	107,308	8,311
*	Medicines Co.	262,764	8,083
*	Magellan Health
	Services Inc.	127,214	7,134
*	MWI Veterinary Supply Inc.	56,599	6,975
	Chemed Corp.	90,012	6,520
*	Acorda Therapeutics Inc.	190,288	6,278
*	Impax Laboratories Inc.	305,968	6,104
*	Neogen Corp.	105,544	5,864
*	Cyberonics Inc.	111,764	5,807
	Air Methods Corp.	164,281	5,566
*	Amsurg Corp. Class A	151,021	5,301
*	NuVasive Inc.	207,965	5,155
*	Hanger Inc.	162,692	5,146
*	Molina Healthcare Inc.	136,549	5,077
	Abaxis Inc.	97,725	4,643
*	ICU Medical Inc.	60,347	4,349

			Market
			Value
		Shares	($000)
*	Akorn Inc.	320,406	4,332
	Analogic Corp.	57,566	4,193
	Meridian Bioscience Inc.	194,889	4,190
	CONMED Corp.	132,033	4,125
*	IPC The Hospitalist Co. Inc.	78,774	4,046
*	Greatbatch Inc.	112,465	3,688
*	Luminex Corp.	178,590	3,681
*	ABIOMED Inc.	165,352	3,565
	Quality Systems Inc.	187,627	3,510
*	Integra LifeSciences
	Holdings Corp.	94,926	3,477
	Cantel Medical Corp.	101,752	3,446
*	Kindred Healthcare Inc.	253,882	3,333
*	Omnicell Inc.	161,611	3,321
*	Bio-Reference Labs Inc.	114,629	3,296
*	Momenta
	Pharmaceuticals Inc.	214,809	3,235
*	AMN Healthcare
	Services Inc.	216,655	3,102
	Ensign Group Inc.	83,243	2,932
*	Healthways Inc.	161,051	2,799
	Computer Programs &
	Systems Inc.	48,959	2,406
*	HealthStream Inc.	94,068	2,382
*	Cynosure Inc. Class A	88,434	2,298
*	Merit Medical Systems Inc.	188,202	2,098
*	Cambrex Corp.	141,242	1,973
	Invacare Corp.	136,901	1,966
*	Natus Medical Inc.	143,412	1,958
*	PharMerica Corp.	139,772	1,937
	Spectrum
	Pharmaceuticals Inc.	246,050	1,836
	Hi-Tech Pharmacal Co. Inc.	52,952	1,758
*	Emergent Biosolutions Inc.	121,333	1,750
*	Amedisys Inc.	148,208	1,722
*	Corvel Corp.	56,042	1,640
*	Affymetrix Inc.	335,731	1,491
*	Symmetry Medical Inc.	176,064	1,482
*	Gentiva Health Services Inc.	137,206	1,367
*	LHC Group Inc.	69,679	1,364
	Landauer Inc.	27,281	1,318
*	SurModics Inc.	57,323	1,147
*	Cross Country
	vHealthcare Inc.	146,726	757
	Almost Family Inc.	39,512	751
	CryoLife Inc.	118,551	742
*	Arqule Inc.	277,656	644
			309,536
Industrials (15.1%)
*	Old Dominion Freight
	Line Inc.	332,175	13,825
*	Teledyne Technologies Inc.	175,352	13,563
	AO Smith Corp.	365,738	13,269
	EMCOR Group Inc.	315,061	12,807
	Toro Co.	273,337	12,412
	Actuant Corp. Class A	343,640	11,330

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	EnerSys Inc.	226,109	11,088
*	Moog Inc. Class A	213,140	10,983
	Belden Inc.	209,252	10,448
	Applied Industrial
	Technologies Inc.	197,665	9,553
	Curtiss-Wright Corp.	219,995	8,153
	Healthcare Services
	Group Inc.	321,365	7,880
	Allegiant Travel Co. Class A	71,979	7,629
*	Tetra Tech Inc.	305,027	7,171
	Brady Corp. Class A	218,506	6,715
	Mueller Industries Inc.	132,192	6,666
	Barnes Group Inc.	222,248	6,665
	UniFirst Corp.	70,616	6,444
	United Stationers Inc.	190,573	6,394
	Franklin Electric Co. Inc.	182,870	6,154
*	Hub Group Inc. Class A	166,602	6,068
	Watts Water Technologies
	Inc. Class A	132,899	6,026
*	Mobile Mini Inc.	180,287	5,977
	ABM Industries Inc.	239,264	5,864
	Simpson Manufacturing
	Co. Inc.	189,871	5,586
*	On Assignment Inc.	207,913	5,555
*	Atlas Air Worldwide
	Holdings Inc.	124,346	5,441
	Forward Air Corp.	141,804	5,428
*	EnPro Industries Inc.	98,089	4,979
*	Orbital Sciences Corp.	281,961	4,898
	Knight Transportation Inc.	277,792	4,672
*	GenCorp Inc.	284,722	4,630
	AZZ Inc.	119,533	4,609
	Interface Inc. Class A	270,134	4,584
	Cubic Corp.	94,537	4,547
	Lindsay Corp.	60,494	4,536
	Albany International Corp.	136,966	4,517
	Briggs & Stratton Corp.	226,464	4,484
	Kaman Corp.	127,266	4,398
	G&K Services Inc. Class A	91,978	4,378
*	Korn/Ferry International	228,820	4,288
	CIRCOR International Inc.	82,606	4,201
	Tennant Co.	86,877	4,194
	Kaydon Corp.	151,127	4,164
*	II-VI Inc.	254,461	4,138
*	Aegion Corp. Class A	183,691	4,135
	AAR Corp.	187,334	4,118
	ESCO Technologies Inc.	124,290	4,024
*	TrueBlue Inc.	191,169	4,024
	Universal Forest Products Inc.	93,114	3,717
	Exponent Inc.	61,960	3,662
*	Dycom Industries Inc.	155,395	3,596
*	WageWorks Inc.	99,002	3,411
	Astec Industries Inc.	98,953	3,393
	SkyWest Inc.	243,938	3,303
	Apogee Enterprises Inc.	135,130	3,243
	Insperity Inc.	104,096	3,154

			Market
			Value
		Shares	($000)
	Standex International Corp.	59,764	3,153
	Heartland Express Inc.	215,717	2,992
	Encore Wire Corp.	87,444	2,982
	Quanex Building
	Products Corp.	173,957	2,929
	AAON Inc.	87,655	2,900
*	Navigant Consulting Inc.	238,920	2,867
	John Bean Technologies
	Corp.	136,129	2,860
	Comfort Systems USA Inc.	175,105	2,613
	Arkansas Best Corp.	112,465	2,581
*	Federal Signal Corp.	293,961	2,572
	Griffon Corp.	215,983	2,430
	Viad Corp.	95,557	2,343
*	Engility Holdings Inc.	80,981	2,301
	Resources Connection Inc.	193,419	2,244
	Kelly Services Inc. Class A	127,679	2,231
*	Powell Industries Inc.	42,742	2,208
	Titan International Inc.	126,556	2,135
*	Gibraltar Industries Inc.	137,430	2,001
*	Consolidated Graphics Inc.	38,558	1,813
*	Aerovironment Inc.	89,683	1,810
	National Presto Industries Inc.	23,097	1,664
*	Orion Marine Group Inc.	128,271	1,551
	Heidrick & Struggles
	International Inc.	77,578	1,297
*	Lydall Inc.	80,161	1,170
	CDI Corp.	65,715	931
*	Vicor Corp.	92,616	634
	American Science &
	Engineering Inc.	9,741	545
			412,848
Information Technology (17.2%)
*	ViaSat Inc.	192,456	13,753
	FEI Co.	181,075	13,217
	MAXIMUS Inc.	160,318	11,940
*	Microsemi Corp.	435,916	9,917
*	Anixter International Inc.	126,601	9,598
*	Tyler Technologies Inc.	127,273	8,725
	j2 Global Inc.	202,611	8,613
	Cognex Corp.	189,898	8,587
*	Sourcefire Inc.	146,205	8,122
	Littelfuse Inc.	103,878	7,750
*	ARRIS Group Inc.	537,129	7,708
*	Hittite Microwave Corp.	127,368	7,387
*	Dealertrack Technologies
	Inc.	204,631	7,250
*	Manhattan Associates Inc.	92,416	7,131
	Blackbaud Inc.	214,231	6,977
*	OpenTable Inc.	107,975	6,905
*	CACI International Inc.
	Class A	108,338	6,878
	MKS Instruments Inc.	248,969	6,608
*	Veeco Instruments Inc.	184,268	6,527
	Heartland Payment
	Systems Inc.	173,931	6,479

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Take-Two Interactive
	Software Inc.	431,181	6,455
	Coherent Inc.	114,366	6,298
*	Progress Software Corp.	271,496	6,247
*	Electronics for Imaging Inc.	218,225	6,174
*	Synaptics Inc.	152,586	5,884
*	Cardtronics Inc.	210,674	5,815
*	OSI Systems Inc.	88,726	5,716
*	NETGEAR Inc.	181,035	5,529
	Power Integrations Inc.	136,112	5,521
*	TriQuint Semiconductor Inc.	766,881	5,314
*	SYNNEX Corp.	124,737	5,274
*	Benchmark Electronics Inc.	259,453	5,215
	Tessera Technologies Inc.	248,014	5,159
*	Cirrus Logic Inc.	282,787	4,909
*	Plexus Corp.	163,526	4,888
*	Ultratech Inc.	130,561	4,794
*	Ixia	254,191	4,677
	NIC Inc.	277,621	4,589
	Monotype Imaging
	Holdings Inc.	179,651	4,565
*	Bottomline Technologies
	de Inc.	177,351	4,485
*	Diodes Inc.	168,758	4,383
	MTS Systems Corp.	74,275	4,204
*	ScanSource Inc.	131,213	4,199
*	Synchronoss
	Technologies Inc.	130,500	4,028
*	Liquidity Services Inc.	115,862	4,017
*	QLogic Corp.	418,800	4,004
*	Netscout Systems Inc.	168,318	3,929
*	Kulicke & Soffa
	Industries Inc.	353,696	3,912
*	Rogers Corp.	80,349	3,802
*	comScore Inc.	153,029	3,732
*	Insight Enterprises Inc.	209,784	3,722
*	Interactive Intelligence
	Group Inc.	72,062	3,718
	Monolithic Power
	Systems Inc.	153,834	3,709
*	ExlService Holdings Inc.	124,259	3,673
*	MicroStrategy Inc. Class A	41,965	3,649
*	Cabot Microelectronics Corp.	109,793	3,624
*	Blucora Inc.	192,487	3,569
*	ATMI Inc.	150,630	3,562
*	CSG Systems
	International Inc.	159,952	3,471
*	Measurement
	Specialties Inc.	73,380	3,414
*	Harmonic Inc.	532,514	3,381
*	Rofin-Sinar Technologies Inc.	133,217	3,322
	United Online Inc.	434,118	3,291
*	Digital River Inc.	166,510	3,125
	Brooks Automation Inc.	312,742	3,043
	Badger Meter Inc.	67,532	3,009

			Market
			Value
		Shares	($000)
*	Advanced Energy
	Industries Inc.	171,962	2,994
*	Sykes Enterprises Inc.	185,807	2,928
	Methode Electronics Inc.	165,612	2,817
*	Checkpoint Systems Inc.	192,692	2,734
*	FARO Technologies Inc.	80,184	2,712
*	Stamps.com Inc.	66,264	2,610
*	Intermec Inc.	264,345	2,598
*	Newport Corp.	184,187	2,566
*	TeleTech Holdings Inc.	103,406	2,423
*	iGATE Corp.	143,928	2,363
*	Tangoe Inc.	152,129	2,347
*	Exar Corp.	217,728	2,345
	Forrester Research Inc.	62,981	2,311
*	CalAmp Corp.	151,276	2,209
	Comtech
	Telecommunications Corp.	81,889	2,202
	Micrel Inc.	222,511	2,198
	Park Electrochemical Corp.	91,223	2,190
*	Dice Holdings Inc.	236,343	2,177
	CTS Corp.	158,378	2,160
*	Virtusa Corp.	96,532	2,139
*	Perficient Inc.	158,171	2,110
	EPIQ Systems Inc.	152,157	2,050
*	LogMeIn Inc.	81,829	2,002
*	DTS Inc.	88,882	1,829
*	Higher One Holdings Inc.	155,821	1,814
	Daktronics Inc.	175,640	1,802
*	Entropic Communications
	Inc.	421,771	1,801
*	Rudolph Technologies Inc.	153,516	1,719
*	Oplink Communications Inc.	89,524	1,555
*	Nanometrics Inc.	99,629	1,462
*	Mercury Systems Inc.	152,178	1,403
	Ebix Inc.	150,945	1,398
	Cohu Inc.	108,120	1,351
*	XO Group Inc.	119,543	1,339
*	Super Micro Computer Inc.	125,450	1,335
	Electro Scientific
	Industries Inc.	118,214	1,272
*	Volterra Semiconductor
	Corp.	84,704	1,196
	Supertex Inc.	48,920	1,170
*	Digi International Inc.	123,652	1,159
*	VASCO Data Security
	International Inc.	138,300	1,149
*	GT Advanced
	Technologies Inc.	261,094	1,084
*	Kopin Corp.	291,896	1,083
*	QuinStreet Inc.	121,953	1,052
*	Procera Networks Inc.	72,026	989
*	TTM Technologies Inc.	104,399	877
*	Symmetricom Inc.	192,728	865
*	DSP Group Inc.	103,883	863
*	Avid Technology Inc.	142,977	841
*	CIBER Inc.	243,443	813

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Agilysys Inc.	66,974	756
*	Pericom Semiconductor
	Corp.	101,535	723
	PC-Tel Inc.	83,395	707
*	Rubicon Technology Inc.	81,289	651
*	Intevac Inc.	113,379	642
*	Ceva Inc.	29,045	562
	Black Box Corp.	21,873	554
*	Radisys Corp.	109,995	529
*	STR Holdings Inc.	182,239	414
*	LivePerson Inc.	36,865	330
*	Sigma Designs Inc.	42,804	216
	Bel Fuse Inc. Class B	11,366	153
			467,715
Materials (5.9%)
	PolyOne Corp.	466,686	11,564
	HB Fuller Co.	236,032	8,924
	Schweitzer-Mauduit
	International Inc.	147,643	7,364
	KapStone Paper and
	Packaging Corp.	183,078	7,356
	Buckeye Technologies Inc.	182,818	6,772
*	Texas Industries Inc.	98,865	6,440
	Balchem Corp.	139,433	6,240
*	Stillwater Mining Co.	554,858	5,959
*	Clearwater Paper Corp.	108,119	5,088
	PH Glatfelter Co.	201,644	5,061
	Kaiser Aluminum Corp.	79,029	4,895
	Innophos Holdings Inc.	103,001	4,858
*	OM Group Inc.	152,350	4,711
*	SunCoke Energy Inc.	329,633	4,621
	Stepan Co.	83,092	4,621
*	Calgon Carbon Corp.	254,063	4,238
	Quaker Chemical Corp.	61,667	3,824
	AMCOL International Corp.	119,940	3,801
	A Schulman Inc.	138,877	3,725
	Koppers Holdings Inc.	97,318	3,716
	Globe Specialty Metals Inc.	301,118	3,273
*	Kraton Performance
	vPolymers Inc.	153,117	3,246
*	Headwaters Inc.	343,645	3,038
	Deltic Timber Corp.	51,482	2,977
	Tredegar Corp.	113,990	2,929
*	RTI International Metals Inc.	103,213	2,860
	Haynes International Inc.	58,123	2,782
*	LSB Industries Inc.	88,627	2,695
	American Vanguard Corp.	114,208	2,676
	Materion Corp.	96,595	2,617
	Wausau Paper Corp.	218,285	2,488
	Neenah Paper Inc.	75,255	2,391
*	Century Aluminum Co.	242,196	2,248
	Myers Industries Inc.	144,825	2,174
*	AK Steel Holding Corp.	640,560	1,947
	Hawkins Inc.	43,199	1,702
	Zep Inc.	107,078	1,695
*	AM Castle & Co.	79,502	1,253

Market
Value
Shares	($000)
Olympic Steel Inc.	43,541	1,067
159,836
Other (3.4%)
1	Vanguard REIT ETF	1,363,000	93,665
93,665
Telecommunication Services (0.4%)
*	Cincinnati Bell Inc.	978,760	2,995
Atlantic Tele-Network Inc.	44,367	2,203
USA Mobility Inc.	103,467	1,404
Lumos Networks Corp.	71,895	1,229
*	General Communication
Inc. Class A	153,201	1,200
NTELOS Holdings Corp.	71,949	1,184
*	Cbeyond Inc.	144,103	1,130
11,345
Utilities (3.8%)
Piedmont Natural Gas
Co. Inc.	356,665	12,034
Southwest Gas Corp.	217,760	10,189
UIL Holdings Corp.	238,949	9,140
UNS Energy Corp.	194,624	8,706
South Jersey Industries Inc.	150,662	8,650
ALLETE Inc.	168,725	8,411
New Jersey Resources Corp.	196,301	8,152
Avista Corp.	281,476	7,605
NorthWestern Corp.	177,870	7,097
El Paso Electric Co.	188,993	6,673
Laclede Group Inc.	142,668	6,514
Northwest Natural Gas Co.	126,658	5,380
American States Water Co.	90,627	4,864
103,415
Total Investments (100.4%)
(Cost $1,753,829)	2,739,734
Other Assets and Liabilities (-0.4%)
Other Assets	11,221
Liabilities	(21,045)
(9,824)
Net Assets (100%)	2,729,910

Tax-Managed Small-Cap Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,755,562
Undistributed Net Investment Income	11,271
Accumulated Net Realized Losses	(22,828)
Unrealized Appreciation (Depreciation)	985,905
Net Assets	2,729,910

Admiral Shares—Net Assets
Applicable to 69,936,456 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,529,745
Net Asset Value Per Share—
Admiral Shares	$36.17

Institutional Shares—Net Assets
Applicable to 5,520,890 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	200,165
Net Asset Value Per Share—
Institutional Shares	$36.26

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends[1]	15,306
Interest[1]	2
Total Income	15,308
Expenses
The Vanguard Group—Note B
Investment Advisory Services	123
Management and Administrative—Admiral Shares	933
Management and Administrative—Institutional Shares	38
Marketing and Distribution—Admiral Shares	323
Marketing and Distribution—Institutional Shares	26
Custodian Fees	44
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	1,498
Net Investment Income	13,810
Realized Net Gain (Loss) on Investment Securities Sold[1]	58,787
Change in Unrealized Appreciation (Depreciation) of Investment Securities	304,213
Net Increase (Decrease) in Net Assets Resulting from Operations	376,810

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $651,000, $2,000, and $6,985,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,810	35,169
Realized Net Gain (Loss)	58,787	26,120
Change in Unrealized Appreciation (Depreciation)	304,213	260,786
Net Increase (Decrease) in Net Assets Resulting from Operations	376,810	322,075
Distributions
Net Investment Income
Admiral Shares	(623)	(31,431)
Institutional Shares	(51)	(2,715)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(674)	(34,146)
Capital Share Transactions
Admiral Shares	50,438	8,542
Institutional Shares	(3,655)	4,886
Net Increase (Decrease) from Capital Share Transactions	46,783	13,428
Total Increase (Decrease)	422,919	301,357
Net Assets
Beginning of Period	2,306,991	2,005,634
End of Period[1]	2,729,910	2,306,991
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,271,000 and ($1,865,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.16	$27.26	$27.17	$21.75	$17.44	$25.62
Investment Operations
Net Investment Income	.183	.479	.245	.231	.146	.266
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.836	3.885	.089	5.424	4.316	(8.174)
Total from Investment Operations	5.019	4.364	.334	5.655	4.462	(7.908)
Distributions
Dividends from Net Investment Income	(.009)	(.464)	(.244)	(.235)	(.152)	(.272)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(.464)	(.244)	(.235)	(.152)	(.272)
Net Asset Value, End of Period	$36.17	$31.16	$27.26	$27.17	$21.75	$17.44

Total Return [2]	16.11%	16.03%	1.22%	25.99%	25.59%	-30.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,530	$2,132	$1,857	$1,879	$1,527	$1,258
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.18%	0.19%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.12%	1.59%	0.88%	0.98%	0.79%	1.16%
Portfolio Turnover Rate[3]	26%	42%	40%	46%	37%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.22	$27.33	$27.23	$21.80	$17.47	$25.66
Investment Operations
Net Investment Income	.190	. 492	. 257	. 257.161		. 275
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.859	3.888	.088	5.432	4.337	(8.184)
Total from Investment Operations	5.049	4.380	. 345	5.689	4.498	(7.909)
Distributions
Dividends from Net Investment Income	(. 009)	(. 490)	(. 245)	(. 259)	(.168)	(. 281)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 009)	(. 490)	(. 245)	(. 259)	(.168)	(. 281)
Net Asset Value, End of Period	$36.26	$31.22	$27.33	$27.23	$21.80	$17.47

Total Return[2]	16.17%	16.05%	1.26%	26.09%	25.75%	-30.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$175	$149	$147	$99	$102
Ratio of Total Expenses to Average
Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.63%	0.92%	1.08%	0.89%	1.21%
Portfolio Turnover Rate [3]	26%	42%	40%	46%	37%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.02, and $.01. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $332,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $46,796,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at December 31, 2012, the fund had available capital losses totaling $32,891,000 to offset future net capital gains. Of this amount, $24,343,000 is subject to expiration on December 31, 2017. Capital losses of $8,548,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $1,753,829,000. Net unrealized appreciation of investment securities for tax purposes was $985,905,000, consisting of unrealized gains of $1,007,967,000 on securities that had risen in value since their purchase and $22,062,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $472,804,000 of investment securities and sold $405,799,000 of investment securities, other than temporary cash investments. Purchases and sales include $76,855,000 and $77,706,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	139,559	4,078	164,904	5,532
Issued in Lieu of Cash Distributions	495	14	24,791	806
Redeemed	(89,616)	(2,591)	(181,153)	(6,018)
Net Increase (Decrease)—Admiral Shares	50,438	1,501	8,542	320
Institutional Shares
Issued	83,127	2,442	47,431	1,534
Issued in Lieu of Cash Distributions	29	1	1,547	50
Redeemed	(86,811)	(2,519)	(44,092)	(1,421)
Net Increase (Decrease)—Institutional Shares	(3,655)	(76)	4,886	163

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,051.86	$0.61
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,137.64	$0.64
Institutional Shares	1,000.00	1,137.84	0.42
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,138.66	$0.64
Institutional Shares	1,000.00	1,138.84	0.42
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,161.09	$0.64
Institutional Shares	1,000.00	1,161.74	0.43
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.20	$0.60
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclay’s 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447 Direct Investor Account Services > 800-662-2739 Institutional Investor Services > 800-523-1036 Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q872 082013

Semiannual Report | June 30, 2013

Vanguard Tax-Managed International Fund

Including Vanguard FTSE Developed Markets ETF

> For the six months ended June 30, 2013, Vanguard Tax-Managed International Fund returned a bit more than 3%, even as international stocks slumped toward the end of the reporting period.

> Helping support returns was a robust stock market rally in Japan.

> The fund’s return diverged from that of its target index because of temporary price differences arising from fair-value pricing policies.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Tax-Managed International Fund
Admiral™ Shares	3.53%
Institutional Shares	3.54
FTSE Developed Markets ETF Shares
Market Price	3.18
Net Asset Value	3.53
Spliced Developed ex North America Index	4.13
International Funds Average	2.50

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Admiral Shares	$11.26	$11.43	$0.227	$0.000
Institutional Shares	11.27	11.44	0.228	0.000
FTSE Developed Markets ETF Shares	35.02	35.54	0.706	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks declined sharply in May and June after a strong opening to the half year. Weighing on the markets were concerns that stretched from Washington to Beijing, as investors worried about the consequences of Federal Reserve policy announcements and the slowdown of the world’s second-largest economy. Despite these stumbles, the Vanguard Tax-Managed International Fund returned a bit more than 3% for the six months ended June 30.

The fund takes an index-oriented approach to investing while seeking to fulfill its tax-management objective: For the six months, the fund’s return was about half a percentage point below that of its index, a difference that arose largely from fair-value pricing, an adjustment to returns mandated by the Securities and Exchange Commission. The adjustment is aimed at addressing pricing discrepancies that may arise because of time-zone differences among global stock markets. It is typically reversed when the fund’s target markets reopen for trading.

As you may know, we have transitioned to new target benchmarks for a number of Vanguard funds. The changes, which should lead to savings across time, are described more fully on page 5. For the Tax-Managed International Fund, one consequence of the move is that South Korea is now included in the benchmark index; another is that the name of the ETF share class is now Vanguard FTSE Developed Markets ETF.

2

Global stocks notched gains despite some recent turbulence
Signs of trouble in China’s economy and indications that the Federal Reserve could begin to reduce its stimulative bond-buying program weighed on world markets. International stocks slumped in May and June; U.S. stocks, in June. When the dust settled, international stocks encompassing developed and developing countries were about flat, while U.S. stocks returned about 14% for the six months.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Biggest effect on fund results came from Pacific region
Much of the Tax-Managed International Fund’s gain during the half year stemmed from a broad-based rally in Japanese stocks, which constituted about a fifth of the fund’s benchmark index. Japanese stocks returned almost 17%, reflecting the impact of aggressively stimulative policies aimed at an economy that has languished for decades.

Also helping the fund’s return were industries, such as pharmaceuticals, that helped boost results in Switzerland,

Expense Ratios
Your Fund Compared With Its Peer Group
			FTSE Developed
			Markets
	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.10%	0.07%	0.10%	1.33%

The fund expense ratios shown are from the prospectus dated July 29, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the fund’s annualized expense ratios were 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: International Funds.

4

France, and Germany. In general, stocks of consumer goods and financial companies, especially those of automakers and banks, also were major contributors to return.

While Japan was the largest contributor by far to the fund’s return, two other nations in the Pacific region detracted from results: South Korea and Australia. South Korean stocks, which had generally been declining during the period, slid at a much faster pace in June, producing a six-month return of –11%. Australian stocks returned –6%, after plunging steeply in May and June.

The Fed’s signals that it would likely wind down its stimulus efforts weighed on export-centered countries, such as South Korea and Australia, because of concerns over possible reduced demand for their products.

These nations also have other concerns. South Korea has been uneasy with the falling Japanese yen. And the slowdown in China, Australia’s largest trading partner, has helped deflate Australia’s boom in exports of commodities such as coal and iron ore. For the half year, the materials sector was Australia’s worst performer, returning –25%.

In pursuing investment goals, long-term asset mix is key
Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Investment insight
What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate top-quality index construction and offer comprehensive coverage of the markets they represent. There are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, long-term agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

5

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, such changes have, at best, limited impact on performance. At worst, they can be counterproductive. Investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2013

6

Tax-Managed International Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
FTSE
Developed
Markets
	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.10%	0.07%	0.10%

Portfolio Characteristics
		FTSE	MSCI
		Developed	AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Number of Stocks	1,291	1,227	1,814
Median Market Cap	$32.1B	$32.2B	$28.6B
Price/Earnings Ratio	17.2x	17.6x	15.7x
Price/Book Ratio	1.5x	1.5x	1.6x
Return on Equity	13.7%	13.7%	14.9%
Earnings Growth
Rate	4.9%	4.5%	6.9%
Dividend Yield	3.1%	3.2%	3.2%
Turnover Rate
(Annualized)	15%	—	—
Short-Term	0.0%	—	—

Volatility Measures
	FTSE
	Developed ex	MSCI
	North America	AC World Index
	Index	ex USA
R-Squared	0.99	0.96
Beta	1.02	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.7%
Royal Dutch Shell plc	Integrated Oil & Gas	1.7
HSBC Holdings plc	Banks	1.6
Roche Holding AG	Pharmaceuticals	1.4
Novartis AG	Pharmaceuticals	1.4
Toyota Motor Corp.	Automobiles	1.3
BHP Billiton Ltd.	General Mining	1.2
Vodafone Group plc	Mobile
	Telecommunications	1.1
BP plc	Integrated Oil & Gas	1.1
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.0
Top Ten		13.5%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated July 29, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares.

7

Tax-Managed International Fund

Market Diversification (% of equity exposure)
		FTSE
		Developed	MSCI AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Europe
United Kingdom	20.2%	20.1%	15.3%
France	8.7	8.6	6.7
Switzerland	8.5	8.6	6.5
Germany	8.0	8.0	6.1
Sweden	2.9	2.9	2.2
Spain	2.6	2.6	2.0
Netherlands	2.5	2.4	1.9
Italy	1.9	1.9	1.4
Denmark	1.1	1.1	0.8
Belgium	1.0	1.0	0.8
Other	2.1	2.1	1.7
Subtotal	59.5%	59.3%	45.4%
Pacific
Japan	22.7%	22.8%	15.7%
Australia	7.7	7.8	5.7
South Korea	4.2	4.2	3.2
Hong Kong	3.5	3.6	2.1
Singapore	1.6	1.6	1.2
Other	0.2	0.1	0.1
Subtotal	39.9%	40.1%	28.0%
Emerging Markets	0.0%	0.0%	18.9%
North America	0.0%	0.0%	7.3%
Middle East	0.6%	0.6%	0.4%

Sector Diversification (% of equity exposure)
		FTSE
		Developed	MSCI AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Basic Materials	8.3%	8.2%	8.4%
Consumer Goods	18.8	18.9	15.9
Consumer Services	8.1	7.9	7.2
Financials	23.8	24.0	25.5
Health Care	9.1	9.2	7.3
Industrials	13.8	13.7	12.1
Oil & Gas	6.6	6.6	9.0
Other	0.0	0.0	1.7
Technology	3.2	3.2	4.1
Telecommunications	4.6	4.6	5.2
Utilities	3.7	3.7	3.6

8

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	8/17/1999	18.47%	-0.39%	7.85%
Institutional Shares	1/4/2001	18.49	-0.32	7.92
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		18.61	-0.37	-2.50[1]
Net Asset Value		18.43	-0.36	-2.50[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Tax-Managed International Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,015,989	126,899	0.8%
BHP Billiton Ltd.	4,001,568	115,177	0.8%
Westpac Banking Corp.	3,842,505	100,885	0.7%
Australia & New Zealand Banking Group Ltd.	3,392,780	88,075	0.6%
National Australia Bank Ltd.	2,888,792	78,142	0.5%
Australia—Other †		645,151	4.3%
		1,154,329	7.7%

Austria †		36,514	0.2%

Belgium
Anheuser-Busch InBev NV	987,259	88,887	0.6%
Belgium—Other †		61,339	0.4%
		150,226	1.0%
Denmark
Novo Nordisk A/S Class B	491,808	76,458	0.5%
Denmark—Other †		86,939	0.6%
		163,397	1.1%

Finland †		107,636	0.7%

France
Sanofi	1,396,029	144,323	1.0%
Total SA	2,498,303	122,026	0.8%
BNP Paribas SA	1,202,906	65,854	0.4%
France—Other †		979,225	6.5%
		1,311,428	8.7%

10

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Bayer AG	1,024,052	109,032	0.7%
BASF SE	1,136,506	101,370	0.7%
Siemens AG	978,311	99,068	0.7%
Allianz SE	562,954	82,170	0.5%
SAP AG	1,111,755	81,184	0.5%
Daimler AG	1,222,967	73,830	0.5%
Germany—Other †		657,818	4.4%
		1,204,472	8.0%

Greece †		3,529	0.0%

Hong Kong
AIA Group Ltd.	14,850,576	62,565	0.4%
Hang Seng Bank Ltd.	950,905	14,004	0.1%
Hong Kong—Other †		456,078	3.0%
		532,647	3.5%

Ireland †		24,846	0.2%

Israel
Osem Investments Ltd.	36,278	757	0.0%
Israel—Other †		82,310	0.6%
		83,067	0.6%
Italy
Eni SPA	3,031,522	62,219	0.4%
Italy—Other †		225,075	1.5%
		287,294	1.9%
Japan
Toyota Motor Corp.	3,268,918	197,174	1.3%
Mitsubishi UFJ Financial Group Inc.	17,482,844	107,972	0.7%
Honda Motor Co. Ltd.	2,210,939	82,135	0.6%
Sumitomo Mitsui Financial Group Inc.	1,663,758	76,155	0.5%
Softbank Corp.	1,162,100	67,646	0.5%
Mizuho Financial Group Inc.	29,719,761	61,719	0.4%
Chugai Pharmaceutical Co. Ltd.	296,100	6,129	0.0%
Hino Motors Ltd.	344,000	5,048	0.0%
Daihatsu Motor Co. Ltd.	258,000	4,887	0.0%
Japan—Other †		2,809,691	18.7%
		3,418,556	22.7%
Netherlands
Unilever NV	1,882,994	74,123	0.5%
Netherlands—Other †		294,284	1.9%
		368,407	2.4%

New Zealand †		23,682	0.2%

Norway †		113,358	0.8%

Other †		14,532	0.1%

Portugal †		24,572	0.2%

11

Tax-Managed International Fund

Market	Percentage
Value	of Net
Shares	($000)	Assets
Singapore †	243,005	1.6%

South Korea
Samsung Electronics Co. Ltd.	86,616	101,239	0.7%
1	Samsung Electronics Co. Ltd. GDR	87,402	50,793	0.3%
South Korea—Other †	473,335	3.2%
625,367	4.2%
Spain
*	Banco Santander SA	13,216,996	84,579	0.6%
*	Telefonica SA	4,866,636	62,612	0.4%
Banco Bilbao Vizcaya Argentaria SA	6,763,430	56,839	0.4%
Spain—Other †	186,190	1.2%
390,220	2.6%

Sweden †	432,871	2.9%

Switzerland
Nestle SA	3,966,948	260,313	1.7%
Roche Holding AG	869,574	215,826	1.4%
Novartis AG	2,889,034	204,632	1.4%
UBS AG	4,383,804	74,410	0.5%
ABB Ltd.	2,846,427	61,659	0.4%
Switzerland—Other †	467,643	3.1%
1,284,483	8.5%
United Kingdom
HSBC Holdings plc	22,909,494	237,164	1.6%
Vodafone Group plc	59,801,003	171,371	1.1%
BP plc	23,440,434	162,676	1.1%
GlaxoSmithKline plc	6,067,673	151,670	1.0%
Royal Dutch Shell plc Class A	4,584,958	146,463	1.0%
British American Tobacco plc	2,332,253	119,621	0.8%
Royal Dutch Shell plc Class B	3,243,987	107,438	0.7%
Diageo plc	3,099,274	88,876	0.6%
AstraZeneca plc	1,540,633	72,840	0.5%
BG Group plc	4,183,127	71,089	0.5%
Barclays plc	15,865,821	67,569	0.4%
BHP Billiton plc	2,589,413	66,025	0.4%
Rio Tinto plc	1,529,314	62,196	0.4%
Unilever plc	1,472,851	59,625	0.4%
SABMiller plc	1,162,799	55,749	0.4%
Reckitt Benckiser Group plc	783,615	55,430	0.4%
United Kingdom—Other †	1,336,585	8.9%
3,032,387	20.2%
Total Common Stocks (Cost $14,023,700)	15,030,825	100.0%
Temporary Cash Investments
U.S. Government and Agency Obligations (Cost $3,699) †	3,699	0.0%
Total Investments (Cost $14,027,399)	15,034,524	100.0%
Other Assets and Liabilities
Other Assets	95,404	0.6%
Liabilities	(98,822)	(0.6%)
(3,418)	0.0%
Net Assets	15,031,106	100.0%

12

Tax-Managed International Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	15,002,646
Overdistributed Net Investment Income	(296)
Accumulated Net Realized Losses	(977,172)
Unrealized Appreciation (Depreciation)
Investment Securities	1,007,125
Foreign Currencies	(1,197)
Net Assets	15,031,106

Admiral Shares—Net Assets
Applicable to 136,501,970 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,560,116
Net Asset Value Per Share—Admiral Shares	$11.43

Institutional Shares—Net Assets
Applicable to 27,857,128 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	318,711
Net Asset Value Per Share—Institutional Shares	$11.44

ETF Shares—Net Assets
Applicable to 370,030,452 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,152,279
Net Asset Value Per Share—ETF Shares	$35.54

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of this security represented 0.3% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Tax-Managed International Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends[1]	313,126
Interest[2]	28
Total Income	313,154
Expenses
The Vanguard Group—Note B
Investment Advisory Services	448
Management and Administrative—Admiral Shares	356
Management and Administrative—Institutional Shares	49
Management and Administrative—ETF Shares	2,939
Marketing and Distribution—Admiral Shares	211
Marketing and Distribution—Institutional Shares	41
Marketing and Distribution—ETF Shares	1,632
Custodian Fees	665
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	110
Trustees’ Fees and Expenses	8
Total Expenses	6,460
Net Investment Income	306,694
Realized Net Gain (Loss)
Investment Securities Sold	(377,324)
Futures Contracts	2,328
Foreign Currencies	(1,692)
Realized Net Gain (Loss)	(376,688)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	489,646
Foreign Currencies	(1,400)
Change in Unrealized Appreciation (Depreciation)	488,246
Net Increase (Decrease) in Net Assets Resulting from Operations	418,252
1 Dividends are net of foreign withholding taxes of $24,771,000.
2 Interest income from an affiliated company of the fund was $27,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Tax-Managed International Fund

Statement of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	306,694	349,511
Realized Net Gain (Loss)	(376,688)	(112,180)
Change in Unrealized Appreciation (Depreciation)	488,246	1,528,577
Net Increase (Decrease) in Net Assets Resulting from Operations	418,252	1,765,908
Distributions
Net Investment Income
Admiral Shares	(30,393)	(41,759)
Institutional Shares	(6,416)	(11,033)
ETF Shares	(257,291)	(303,175)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(294,100)	(355,967)
Capital Share Transactions
Admiral Shares	117,278	12,399
Institutional Shares	(19,819)	(8,273)
ETF Shares	2,073,509	3,363,880
Net Increase (Decrease) from Capital Share Transactions	2,170,968	3,368,006
Total Increase (Decrease)	2,295,120	4,777,947
Net Assets
Beginning of Period	12,735,986	7,958,039
End of Period[1]	15,031,106	12,735,986
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($296,000) and ($11,932,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Tax-Managed International Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.26	$9.79	$11.58	$10.95	$8.74	$15.40
Investment Operations
Net Investment Income	. 238	. 332	. 342	. 278	. 277[1]	.290
Net Realized and Unrealized Gain (Loss)
on Investments	.159	1.474	(1.794)	. 634	2.190	(6.661)
Total from Investment Operations	. 397	1.806	(1.452)	. 912	2.467	(6.371)
Distributions
Dividends from Net Investment Income	(. 227)	(. 336)	(. 338)	(. 282)	(. 257)	(. 289)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 227)	(. 336)	(. 338)	(. 282)	(. 257)	(. 289)
Net Asset Value, End of Period	$11.43	$11.26	$9.79	$11.58	$10.95	$8.74

Total Return[2]	3.53%	18.56%	-12.51%	8.36%	28.27%	-41.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,560	$1,425	$1,229	$1,476	$1,409	$1,131
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.12%	0.18%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.25%	3.40%	3.31%	2.70%	2.87%	3.47%
Portfolio Turnover Rate [3]	15%	7%	5%	6%	9%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.27	$9.79	$11.60	$10.96	$8.74	$15.41
Investment Operations
Net Investment Income	. 240	. 336	. 347	. 289	. 288[1]	.296
Net Realized and Unrealized Gain (Loss)
on Investments	.158	1.483	(1.813)	. 644	2.197	(6.671)
Total from Investment Operations	. 398	1.819	(1.466)	. 933	2.485	(6.375)
Distributions
Dividends from Net Investment Income	(. 228)	(. 339)	(. 344)	(. 293)	(. 265)	(. 295)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 228)	(. 339)	(. 344)	(. 293)	(. 265)	(. 295)
Net Asset Value, End of Period	$11.44	$11.27	$9.79	$11.60	$10.96	$8.74

Total Return[2]	3.54%	18.70%	-12.62%	8.55%	28.48%	-41.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$319	$332	$294	$253	$219	$242
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.27%	3.43%	3.35%	2.80%	2.97%	3.53%
Portfolio Turnover Rate [3]	15%	7%	5%	6%	9%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$35.02	$30.44	$36.04	$34.06	$27.18	$47.92
Investment Operations
Net Investment Income	.741	1.035	1.067	. 887	. 860[1]	.934
Net Realized and Unrealized Gain (Loss)
on Investments	. 485	4.591	(5.609)	1.990	6.836	(20.744)
Total from Investment Operations	1.226	5.626	(4.542)	2.877	7.696	(19.810)
Distributions
Dividends from Net Investment Income	(.706)	(1.046)	(1.058)	(. 897)	(. 816)	(. 930)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.706)	(1.046)	(1.058)	(. 897)	(. 816)	(. 930)
Net Asset Value, End of Period	$35.54	$35.02	$30.44	$36.04	$34.06	$27.18

Total Return	3.53%	18.60%	-12.57%	8.47%	28.34%	-41.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,152	$10,979	$6,435	$5,414	$4,356	$2,292
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.12%	0.12%	0.15%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.25%	3.40%	3.31%	2.76%	2.92%	3.51%
Portfolio Turnover Rate [2]	15%	7%	5%	6%	9%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI EAFE Index to the FTSE Developed ex North America Index. The benchmark change was effective on May 29, 2013. The fund’s investment objective has not changed. To coincide with its new target index, Vanguard MSCI EAFE ETF changed its name to Vanguard FTSE Developed Markets ETF.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to

19

Tax-Managed International Fund

be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at June 30, 2013.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $1,877,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

20

Tax-Managed International Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,053	15,001,772	—
Temporary Cash Investments	—	3,699	—
Total	29,053	15,005,471	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized net foreign currency losses of $1,692,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $734,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. The fund held no passive foreign investment companies at June 30, 2013.

During the six months ended June 30, 2013, the fund realized $58,778,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $542,173,000 to offset future net capital gains. Of this amount, $429,605,000 is subject to expiration dates; $90,589,000 may be used to offset future net capital gains through December 31, 2016, and $339,016,000 through December 31, 2017. Capital losses of $112,568,000 realized beginning

21

Tax-Managed International Fund

in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $14,027,399,000. Net unrealized appreciation of investment securities for tax purposes was $1,007,125,000, consisting of unrealized gains of $2,062,818,000 on securities that had risen in value since their purchase and $1,055,693,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $4,090,044,000 of investment securities and sold $1,905,152,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,149,249,000 and $145,294,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	149,826	12,689	157,596	14,955
Issued in Lieu of Cash Distributions	23,968	2,096	32,646	2,975
Redeemed	(56,516)	(4,797)	(177,843)	(16,994)
Net Increase (Decrease)—Admiral Shares	117,278	9,988	12,399	936
Institutional Shares
Issued	8,198	696	62,751	5,966
Issued in Lieu of Cash Distributions	4,899	428	8,839	805
Redeemed	(32,916)	(2,749)	(79,863)	(7,269)
Net Increase (Decrease) —Institutional Shares	(19,819)	(1,625)	(8,273)	(498)
ETF Shares
Issued	2,218,909	60,541	3,363,880	102,066
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(145,400)	(4,000)	—	—
Net Increase (Decrease) —ETF Shares	2,073,509	56,541	3,363,880	102,066

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$1,035.31	$0.45
Institutional Shares	1,000.00	1,035.37	0.35
FTSE Developed Markets ETF Shares	1,000.00	1,035.31	0.45
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.45	0.35
FTSE Developed Markets ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

26

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex North America Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index thereafter.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447 Direct Investor Account Services > 800-662-2739 Institutional Investor Services > 800-523-1036 Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1272 082013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (7.7%)
Commonwealth Bank of Australia	2,015,989	126,899
BHP Billiton Ltd.	4,001,568	115,177
Westpac Banking Corp.	3,842,505	100,885
Australia & New Zealand Banking Group Ltd.	3,392,780	88,075
National Australia Bank Ltd.	2,888,792	78,142
Wesfarmers Ltd.	1,441,121	52,149
Woolworths Ltd.	1,578,022	47,272
CSL Ltd.	647,540	36,377
Rio Tinto Ltd.	564,810	27,069
Telstra Corp. Ltd.	5,801,447	25,222
Woodside Petroleum Ltd.	789,992	25,160
QBE Insurance Group Ltd.	1,511,153	20,923
Suncorp Group Ltd.	1,683,914	18,289
Brambles Ltd.	2,060,521	17,552
Macquarie Group Ltd.	440,752	16,811
Origin Energy Ltd.	1,437,207	16,470
AMP Ltd.	3,838,995	14,847
Santos Ltd.	1,281,542	14,594
Amcor Ltd.	1,577,436	14,579
Insurance Australia Group Ltd.	2,836,739	14,081
Transurban Group	2,140,539	13,219
Oil Search Ltd.	1,581,521	11,139
AGL Energy Ltd.	815,014	10,784
Aurizon Holdings Ltd.	2,701,063	10,260
ASX Ltd.	323,490	9,755
Orica Ltd.	491,582	9,267
Newcrest Mining Ltd.	953,072	8,798
Coca-Cola Amatil Ltd.	708,289	8,206
Sonic Healthcare Ltd.	518,732	7,047
APA Group	1,239,644	6,793
Crown Ltd.	609,758	6,722
Ramsay Health Care Ltd.	199,471	6,520
Tatts Group Ltd.	2,224,901	6,427
Lend Lease Group	829,352	6,323
Asciano Ltd.	1,368,586	6,260
Computershare Ltd.	666,258	6,247
Incitec Pivot Ltd.	2,230,231	5,807
Fortescue Metals Group Ltd.	2,074,015	5,709
Bendigo and Adelaide Bank Ltd.	622,093	5,704
James Hardie Industries plc	628,663	5,398
WorleyParsons Ltd.	287,472	5,093
Iluka Resources Ltd.	543,216	4,896
Toll Holdings Ltd.	972,948	4,709
Treasury Wine Estates Ltd.	882,696	4,690
Bank of Queensland Ltd.	592,059	4,689
Metcash Ltd.	1,369,392	4,393
Boral Ltd.	1,100,820	4,212
Sydney Airport	1,346,862	4,156
Cochlear Ltd.	73,028	4,099
ALS Ltd.	461,413	4,017
Shopping Centres Australasia Property Group	2,750,420	3,998
Challenger Ltd.	950,939	3,468
SP AusNet	3,214,922	3,449
Tabcorp Holdings Ltd.	1,235,485	3,441
Caltex Australia Ltd.	205,678	3,383
Leighton Holdings Ltd.	234,712	3,289
Ansell Ltd.	199,922	3,221
* BlueScope Steel Ltd.	755,275	3,213
Flight Centre Ltd.	88,967	3,186
Echo Entertainment Group Ltd.	1,135,462	3,183
IOOF Holdings Ltd.	455,332	3,051

1

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Alumina Ltd.	3,338,761	2,971
	Aristocrat Leisure Ltd.	731,762	2,860
	Perpetual Ltd.	85,439	2,749
	Platinum Asset Management Ltd.	483,732	2,414
	DuluxGroup Ltd.	620,094	2,385
	Adelaide Brighton Ltd.	769,394	2,314
*	Qantas Airways Ltd.	1,687,700	2,073
	Downer EDI Ltd.	633,434	2,065
	Sims Metal Management Ltd.	257,648	1,946
	Harvey Norman Holdings Ltd.	789,057	1,831
	CSR Ltd.	891,140	1,810
	Envestra Ltd.	1,963,919	1,791
	Whitehaven Coal Ltd.	806,280	1,696
*	Goodman Fielder Ltd.	2,531,492	1,694
	Seven West Media Ltd.	916,519	1,591
	OZ Minerals Ltd.	419,608	1,575
	New Hope Corp. Ltd.	448,589	1,463
	Arrium Ltd.	1,801,020	1,275
	Fairfax Media Ltd.	2,809,632	1,271
	Wesfarmers Ltd. Price Protected Shares	32,665	1,204
	Macquarie Atlas Roads Group	655,149	1,160
	Nufarm Ltd.	256,098	1,086
	GWA Group Ltd.	429,567	940
*	Paladin Energy Ltd.	1,167,080	930
	Atlas Iron Ltd.	1,234,090	838
*	Ten Network Holdings Ltd.	2,528,527	635
*	Energy Resources of Australia Ltd.	505,619	552
*	Aquila Resources Ltd.	256,151	416
			1,154,329
Austria (0.2%)
	Erste Group Bank AG	337,234	8,989
	OMV AG	190,106	8,576
	Voestalpine AG	149,916	5,302
	Andritz AG	90,854	4,661
	Vienna Insurance Group AG Wiener Versicherung Gruppe	63,692	2,955
*	Raiffeisen Bank International AG	65,108	1,895
	Telekom Austria AG	280,383	1,774
	Verbund AG	91,262	1,731
	Strabag SE	30,522	631
			36,514
Belgium (1.0%)
	Anheuser-Busch InBev NV	987,259	88,887
	KBC Groep NV	316,765	11,809
	Ageas	273,237	9,588
	Solvay SA Class A	70,762	9,266
	Delhaize Group SA	125,518	7,760
	UCB SA	136,533	7,329
	Umicore SA	135,785	5,638
	Colruyt SA	83,456	4,391
	Belgacom SA	152,053	3,405
	Telenet Group Holding NV	46,963	2,153
			150,226
Denmark (1.1%)
	Novo Nordisk A/S Class B	491,808	76,458
*	Danske Bank A/S	975,041	16,633
	Carlsberg A/S Class B	132,360	11,835
	AP Moeller - Maersk A/S Class B	1,621	11,596
	Novozymes A/S	281,741	9,024
	TDC A/S	898,018	7,271
	Coloplast A/S Class B	118,269	6,622
	AP Moeller - Maersk A/S Class A	844	5,683
	DSV A/S	210,784	5,135
	Chr Hansen Holding A/S	110,230	3,771

2

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
FLSmidth & Co. A/S	63,252	2,873
Tryg A/S	32,477	2,676
* William Demant Holding A/S	22,965	1,897
H Lundbeck A/S	72,000	1,286
Rockwool International A/S Class B	4,561	637
		163,397
Finland (0.7%)
Sampo	613,615	23,894
Kone Oyj Class B	235,289	18,663
* Nokia Oyj	4,637,573	17,289
Fortum Oyj	569,071	10,661
Wartsila OYJ Abp	210,361	9,139
Nokian Renkaat Oyj	165,997	6,755
UPM-Kymmene Oyj	631,030	6,185
Metso Oyj	164,650	5,577
Stora Enso Oyj	702,041	4,701
Neste Oil Oyj	164,343	2,398
Kesko Oyj Class B	85,448	2,374
		107,636
France (8.7%)
Sanofi	1,396,029	144,323
Total SA	2,498,303	122,026
BNP Paribas SA	1,202,906	65,854
Danone SA	682,748	51,390
LVMH Moet Hennessy Louis Vuitton SA	304,557	49,447
L'Oreal SA	287,904	47,327
Air Liquide SA	377,999	46,683
Schneider Electric SA	640,903	46,547
AXA SA	2,134,890	42,085
European Aeronautic Defence and Space Co. NV	686,811	36,745
Unibail-Rodamco SE	142,222	33,124
GDF Suez	1,614,196	31,662
Vivendi SA	1,613,188	30,573
Vinci SA	567,262	28,454
Societe Generale SA	806,662	27,762
Pernod-Ricard SA	239,743	26,610
Essilor International SA	236,382	25,184
France Telecom SA	2,182,620	20,668
Carrefour SA	729,364	20,033
Cie Generale des Etablissements Michelin	222,919	19,933
Kering	90,455	18,407
Cie de St-Gobain	438,279	17,759
Safran SA	267,813	13,982
Lafarge SA	222,813	13,682
Renault SA	202,588	13,646
Technip SA	131,408	13,355
Publicis Groupe SA	187,290	13,339
Legrand SA	271,476	12,587
* Credit Agricole SA	1,239,664	10,670
Christian Dior SA	64,469	10,415
SES SA	355,324	10,181
Klepierre	252,372	9,946
Dassault Systemes SA	80,588	9,850
Fonciere Des Regions	125,112	9,377
Gecina SA	83,906	9,274
Sodexo	108,611	9,043
* Alstom SA	260,442	8,544
Cap Gemini SA	173,329	8,417
Gemalto NV	88,811	8,041
Electricite de France SA	321,478	7,460
ICADE	88,381	7,290
Edenred	233,703	7,156
Accor SA	202,695	7,125
STMicroelectronics NV	784,292	7,048

3

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Vallourec SA	136,013	6,902
	Bureau Veritas SA	257,111	6,658
	Valeo SA	94,043	5,901
	Iliad SA	27,000	5,833
	Thales SA	120,046	5,602
	Arkema SA	60,979	5,590
	Casino Guichard Perrachon SA	57,548	5,393
	Veolia Environnement SA	469,099	5,356
	Zodiac Aerospace	39,613	5,245
	SCOR SE	165,044	5,066
*	Alcatel-Lucent	2,752,530	5,013
	Bouygues SA	194,947	4,968
	Aeroports de Paris	49,361	4,798
	Natixis	1,128,181	4,737
*	CGG	204,564	4,533
	Rexel SA	199,221	4,489
	Suez Environnement Co.	324,874	4,199
	Groupe Eurotunnel SA	543,395	4,132
	AtoS	54,997	4,087
	Eutelsat Communications SA	143,051	4,059
	Lagardere SCA	135,751	3,788
	Societe BIC SA	31,625	3,173
	Hermes International	9,782	3,157
	Remy Cointreau SA	26,729	2,836
	Bollore SA	6,336	2,638
	CNP Assurances	178,453	2,562
	SEB SA	28,957	2,344
	Eiffage SA	46,420	2,174
	Imerys SA	33,170	2,037
*	Peugeot SA	238,684	1,969
	JCDecaux SA	70,585	1,921
*	Air France-KLM	175,380	1,574
	Societe Television Francaise 1	124,629	1,493
	Euler Hermes SA	13,856	1,398
	Ipsen SA	32,633	1,202
	BioMerieux	10,661	1,033
	Eramet	6,429	544
			1,311,428
Germany (8.0%)
	Bayer AG	1,024,052	109,032
	BASF SE	1,136,506	101,370
	Siemens AG	978,311	99,068
	Allianz SE	562,954	82,170
	SAP AG	1,111,755	81,184
	Daimler AG	1,222,967	73,830
	Deutsche Bank AG	1,260,047	52,838
	Deutsche Telekom AG	3,695,567	43,056
	Linde AG	226,623	42,231
	E.ON SE	2,271,092	37,220
	Muenchener Rueckversicherungs AG	197,191	36,227
	Volkswagen AG Prior Pfd.	168,878	34,111
	Bayerische Motoren Werke AG	389,215	33,969
	Adidas AG	260,021	28,108
	Deutsche Post AG	1,033,722	25,655
	Fresenius SE & Co. KGaA	157,510	19,387
	RWE AG	606,666	19,339
	Fresenius Medical Care AG & Co. KGaA	252,912	17,927
	Henkel AG & Co. KGaA Prior Pfd.	182,436	17,133
	Continental AG	123,516	16,466
	Deutsche Boerse AG	249,603	16,414
	Porsche Automobil Holding SE Prior Pfd.	185,785	14,347
	Henkel AG & Co. KGaA	173,553	13,593
	Merck KGaA	82,554	12,555
	Kabel Deutschland Holding AG	108,486	11,912

4

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	HeidelbergCement AG	173,398	11,618
	Infineon Technologies AG	1,328,276	11,119
	Beiersdorf AG	126,453	11,015
*	Commerzbank AG	1,149,685	9,988
	Brenntag AG	61,715	9,380
*	ThyssenKrupp AG	472,842	9,269
	Volkswagen AG	44,488	8,650
	K&S AG	228,746	8,454
	GEA Group AG	212,311	7,517
	Lanxess AG	101,661	6,122
*	QIAGEN NV	294,826	5,769
*	Deutsche Lufthansa AG	282,822	5,729
	Hannover Rueckversicherung SE	73,947	5,317
	Metro AG	164,647	5,203
	Bilfinger SE	46,682	4,303
	Hugo Boss AG	38,218	4,202
	MAN SE	36,224	3,949
	MTU Aero Engines AG	36,140	3,481
	United Internet AG	116,299	3,279
	Fraport AG Frankfurt Airport Services Worldwide	48,881	2,954
	Fuchs Petrolub AG	40,841	2,763
	Suedzucker AG	82,414	2,552
	Hochtief AG	37,517	2,444
	Software AG	81,255	2,428
	Telefonica Deutschland Holding AG	310,449	2,246
	Fuchs Petrolub AG Prior Pfd.	27,250	2,160
	Celesio AG	92,811	2,015
*	TUI AG	169,103	2,006
	Axel Springer AG	46,237	1,968
	Salzgitter AG	41,450	1,364
	Wacker Chemie AG	17,717	1,328
	Puma SE	4,541	1,277
	Talanx AG	35,305	1,113
	Fielmann AG	8,254	862
	Generali Deutschland Holding AG	5,861	762
	Deutsche Postbank AG	17,177	724
			1,204,472
Greece (0.0%)
*	Hellenic Telecommunications Organization SA	329,186	2,575
	Hellenic Petroleum SA	104,319	954
			3,529
Hong Kong (3.5%)
	AIA Group Ltd.	14,850,576	62,565
	Hutchison Whampoa Ltd.	2,967,512	31,047
	Sun Hung Kai Properties Ltd.	1,998,768	25,668
	Cheung Kong Holdings Ltd.	1,756,500	23,685
	Hong Kong Exchanges and Clearing Ltd.	1,528,277	22,954
	Hong Kong & China Gas Co. Ltd.	7,174,689	17,507
	Jardine Matheson Holdings Ltd.	287,600	17,357
	Wharf Holdings Ltd.	1,938,815	16,182
	CLP Holdings Ltd.	1,904,432	15,395
	Power Assets Holdings Ltd.	1,641,600	14,131
	Hang Seng Bank Ltd.	950,905	14,004
	Sands China Ltd.	2,984,400	13,946
	BOC Hong Kong Holdings Ltd.	4,454,000	13,625
*	Galaxy Entertainment Group Ltd.	2,596,037	12,610
	Want Want China Holdings Ltd.	8,208,000	11,505
	Swire Pacific Ltd. Class A	943,088	11,363
	Hongkong Land Holdings Ltd.	1,547,000	10,592
	Hang Lung Properties Ltd.	2,946,810	10,207
	Jardine Strategic Holdings Ltd.	277,500	10,049
	Li & Fung Ltd.	7,123,670	9,709
	Henderson Land Development Co. Ltd.	1,420,756	8,438
	New World Development Co. Ltd.	5,002,125	6,871

5

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Tingyi Cayman Islands Holding Corp.	2,414,000	6,265
	Hang Lung Group Ltd.	1,160,000	6,214
	MTR Corp. Ltd.	1,686,500	6,198
	China Mengniu Dairy Co. Ltd.	1,687,000	6,022
	Bank of East Asia Ltd.	1,617,663	5,790
	Prada SPA	634,900	5,725
	Sino Land Co. Ltd.	4,077,300	5,701
	Wheelock & Co. Ltd.	1,134,000	5,658
	SJM Holdings Ltd.	2,253,000	5,468
	Swire Properties Ltd.	1,676,224	4,935
	AAC Technologies Holdings Inc.	863,000	4,842
	Cheung Kong Infrastructure Holdings Ltd.	632,000	4,211
	Sun Art Retail Group Ltd.	2,891,500	4,170
	Kerry Properties Ltd.	1,028,000	4,008
	Hysan Development Co. Ltd.	928,000	4,006
	Samsonite International SA	1,582,200	3,792
	Techtronic Industries Co.	1,569,000	3,725
	Wynn Macau Ltd.	1,273,600	3,426
	First Pacific Co. Ltd.	3,168,000	3,387
	Esprit Holdings Ltd.	2,220,600	3,272
	ASM Pacific Technology Ltd.	282,400	3,100
	Shangri-La Asia Ltd.	1,694,552	2,913
	VTech Holdings Ltd.	191,000	2,905
	Yue Yuen Industrial Holdings Ltd.	1,023,500	2,645
	NWS Holdings Ltd.	1,621,500	2,486
	MGM China Holdings Ltd.	928,800	2,465
	Television Broadcasts Ltd.	323,400	2,213
	PCCW Ltd.	4,646,000	2,168
	Hopewell Holdings Ltd.	624,500	2,073
	Cathay Pacific Airways Ltd.	1,099,770	1,914
*	Semiconductor Manufacturing International Corp.	25,913,000	1,904
	Melco International Development Ltd.	1,001,000	1,878
	Wing Hang Bank Ltd.	199,775	1,787
	Xinyi Glass Holdings Ltd.	2,244,000	1,738
	Shougang Fushan Resources Group Ltd.	4,456,000	1,721
	New World China Land Ltd.	3,926,000	1,507
*	Foxconn International Holdings Ltd.	2,599,001	1,421
	Orient Overseas International Ltd.	219,300	1,405
	Uni-President China Holdings Ltd.	1,306,000	1,321
	Shui On Land Ltd.	4,501,500	1,307
	L'Occitane International SA	468,250	1,258
	Chow Tai Fook Jewellery Group Ltd.	1,202,400	1,249
	Lifestyle International Holdings Ltd.	568,000	1,185
	Kowloon Development Co. Ltd.	899,000	1,165
	Cafe de Coral Holdings Ltd.	352,000	1,050
	Huabao International Holdings Ltd.	2,309,000	1,017
	Shun Tak Holdings Ltd.	2,080,000	1,003
*	United Co. RUSAL plc	2,511,000	968
	Hopewell Highway Infrastructure Ltd.	1,958,000	943
	Johnson Electric Holdings Ltd.	1,370,000	845
	Texwinca Holdings Ltd.	798,000	739
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,372,000	723
	Parkson Retail Group Ltd.	1,662,500	684
*	Brightoil Petroleum Holdings Ltd.	3,601,000	670
	Dah Sing Financial Holdings Ltd.	155,200	621
*	China Rongsheng Heavy Industries Group Holdings Ltd.	3,479,000	502
	Hutchison Harbour Ring Ltd.	5,940,000	451
	Dah Sing Banking Group Ltd.	344,400	405
*	Mongolian Mining Corp.	395,500	73
			532,647
Ireland (0.2%)
	Kerry Group plc Class A	165,930	9,176
*	Elan Corp. plc	567,331	7,962
	Ryanair Holdings plc ADR	124,266	6,404

6

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Ryanair Holdings plc	140,772	1,304
			24,846
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	1,058,913	41,444
*	Bank Hapoalim BM	1,234,237	5,570
	Israel Chemicals Ltd.	532,509	5,230
*	Bank Leumi Le-Israel BM	1,522,748	5,030
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,350,040	3,125
	NICE Systems Ltd.	68,955	2,535
*	Mellanox Technologies Ltd.	50,553	2,513
	Azrieli Group	67,307	1,990
	Gazit-Globe Ltd.	132,138	1,719
*	Israel Discount Bank Ltd. Class A	965,214	1,607
*	Israel Corp. Ltd.	2,685	1,601
	Delek Group Ltd.	5,798	1,497
*	Mizrahi Tefahot Bank Ltd.	131,247	1,314
	Elbit Systems Ltd.	22,182	932
*	EZchip Semiconductor Ltd.	31,015	834
*	Paz Oil Co. Ltd.	5,138	798
	Osem Investments Ltd.	36,278	757
	Partner Communications Co. Ltd.	98,958	622
	Harel Insurance Investments & Financial Services Ltd.	12,224	602
	Shikun & Binui Ltd.	239,883	528
	Strauss Group Ltd.	31,840	487
	Cellcom Israel Ltd. (Registered)	50,830	468
	Clal Insurance Enterprises Holdings Ltd.	23,877	386
*	Oil Refineries Ltd.	732,059	326
*	Delek Energy Systems Ltd.	615	295
	Migdal Insurance & Financial Holding Ltd.	176,457	277
	First International Bank Of Israel Ltd.	14,196	201
*	Ormat Industries	34,156	188
	Shufersal Ltd.	37,385	132
	Delek Automotive Systems Ltd.	6,049	59
			83,067
Italy (1.9%)
	Eni SPA	3,031,522	62,219
	Assicurazioni Generali SPA	1,533,977	26,814
	UniCredit SPA	5,512,420	25,770
	Enel SPA	7,975,370	25,027
	Intesa Sanpaolo SPA (Registered)	13,601,162	21,769
	Snam SPA	2,603,931	11,857
	Tenaris SA	591,949	11,856
	Telecom Italia SPA (Registered)	16,216,650	11,303
	Fiat Industrial SPA	992,436	11,048
	Luxottica Group SPA	215,748	10,916
*	Fiat SPA	1,039,976	7,253
	Terna Rete Elettrica Nazionale SPA	1,720,455	7,149
	Atlantia SPA	360,929	5,887
	Saipem SPA	307,844	4,997
	Prysmian SPA	251,347	4,689
	Exor SPA	149,047	4,414
	Enel Green Power SPA	1,905,338	3,954
	Unione di Banche Italiane SCPA	1,041,306	3,766
	Pirelli & C. SPA	275,749	3,188
*	Mediaset SPA	803,584	3,027
	Mediobanca SPA	545,309	2,836
*	Banco Popolare SC	2,120,610	2,492
	Davide Campari-Milano SPA	324,121	2,348
*	Finmeccanica SPA	433,692	2,170
*	Banca Monte dei Paschi di Siena SPA	7,067,193	1,790
	Gtech SPA	66,838	1,672
*	Autogrill SPA	116,847	1,622
	Mediolanum SPA	251,655	1,560
	Telecom Italia SPA (Bearer)	2,650,604	1,478

7

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
Buzzi Unicem SPA	88,986	1,335
Parmalat SPA	348,312	1,088
		287,294
Japan (22.7%)
Toyota Motor Corp.	3,268,918	197,174
Mitsubishi UFJ Financial Group Inc.	17,482,844	107,972
Honda Motor Co. Ltd.	2,210,939	82,135
Sumitomo Mitsui Financial Group Inc.	1,663,758	76,155
Softbank Corp.	1,162,100	67,646
Mizuho Financial Group Inc.	29,719,761	61,719
Japan Tobacco Inc.	1,438,200	50,765
Canon Inc.	1,407,833	46,139
Takeda Pharmaceutical Co. Ltd.	967,094	43,610
Mitsubishi Estate Co. Ltd.	1,575,935	41,958
East Japan Railway Co.	475,700	37,025
Hitachi Ltd.	5,731,758	36,726
Seven & I Holdings Co. Ltd.	970,241	35,533
KDDI Corp.	681,700	35,498
FANUC Corp.	243,100	35,183
Shin-Etsu Chemical Co. Ltd.	515,500	34,119
Nomura Holdings Inc.	4,383,377	32,265
Astellas Pharma Inc.	583,014	31,672
Nissan Motor Co. Ltd.	3,130,500	31,376
Mitsui Fudosan Co. Ltd.	1,051,738	30,921
Mitsubishi Corp.	1,779,986	30,409
Bridgestone Corp.	831,531	28,355
Nippon Steel & Sumitomo Metal Corp.	10,521,580	28,348
Denso Corp.	599,700	28,194
Central Japan Railway Co.	229,100	27,923
NTT DOCOMO Inc.	17,643	27,447
Komatsu Ltd.	1,181,500	27,212
Mitsui & Co. Ltd.	2,139,100	26,825
Tokio Marine Holdings Inc.	844,000	26,632
Sony Corp.	1,235,900	26,110
Nippon Telegraph & Telephone Corp.	500,900	26,107
Toshiba Corp.	5,085,000	24,375
Sumitomo Realty & Development Co. Ltd.	597,000	23,793
Mitsubishi Electric Corp.	2,455,000	22,940
Kao Corp.	670,701	22,832
Kubota Corp.	1,565,000	22,776
ITOCHU Corp.	1,926,300	22,276
Fast Retailing Co. Ltd.	66,000	22,275
Mitsubishi Heavy Industries Ltd.	3,978,000	22,116
Sumitomo Mitsui Trust Holdings Inc.	4,735,270	22,094
* Panasonic Corp.	2,635,453	21,221
Kyocera Corp.	202,300	20,583
Fuji Heavy Industries Ltd.	782,000	19,311
Murata Manufacturing Co. Ltd.	248,800	18,925
Daiwa Securities Group Inc.	2,218,000	18,576
Keyence Corp.	57,518	18,326
Tokyo Gas Co. Ltd.	3,243,000	17,892
Kirin Holdings Co. Ltd.	1,123,000	17,591
Sumitomo Corp.	1,385,100	17,263
MS&AD Insurance Group Holdings	680,933	17,248
Dai-ichi Life Insurance Co. Ltd.	11,951	17,156
SMC Corp.	77,800	15,597
Daiichi Sankyo Co. Ltd.	918,063	15,299
JX Holdings Inc.	3,082,050	14,881
Eisai Co. Ltd.	358,900	14,627
Secom Co. Ltd.	266,700	14,501
Marubeni Corp.	2,075,000	13,868
Daiwa House Industry Co. Ltd.	739,000	13,765
Asahi Group Holdings Ltd.	544,800	13,496
Nitto Denko Corp.	209,400	13,430

8

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Daikin Industries Ltd.	331,300	13,391
*	Kansai Electric Power Co. Inc.	960,850	13,152
*	Mazda Motor Corp.	3,312,000	13,094
	JFE Holdings Inc.	577,400	12,650
	Toray Industries Inc.	1,955,000	12,633
	Chubu Electric Power Co. Inc.	890,200	12,610
	FUJIFILM Holdings Corp.	573,000	12,602
	Ajinomoto Co. Inc.	819,500	12,021
	Suzuki Motor Corp.	519,200	11,968
	Resona Holdings Inc.	2,407,036	11,723
	NKSJ Holdings Inc.	486,700	11,566
	Sumitomo Electric Industries Ltd.	966,300	11,503
	Asahi Kasei Corp.	1,724,000	11,375
	Terumo Corp.	228,200	11,343
	Hoya Corp.	543,600	11,181
	Osaka Gas Co. Ltd.	2,611,000	11,025
	T&D Holdings Inc.	823,630	11,017
	Tokyo Electron Ltd.	213,900	10,815
	Yamato Holdings Co. Ltd.	513,000	10,804
	Isuzu Motors Ltd.	1,576,000	10,773
	Tokyu Corp.	1,636,000	10,712
	Oriental Land Co. Ltd.	69,200	10,709
	Sekisui House Ltd.	726,859	10,502
	West Japan Railway Co.	247,200	10,484
	Ricoh Co. Ltd.	883,000	10,464
	Nikon Corp.	435,800	10,182
	Aeon Co. Ltd.	761,873	10,012
*	Olympus Corp.	325,900	9,903
	JGC Corp.	274,000	9,867
	Nidec Corp.	139,000	9,725
	Aisin Seiki Co. Ltd.	251,000	9,584
*	Tokyo Electric Power Co. Inc.	1,808,270	9,335
	Hankyu Hanshin Holdings Inc.	1,633,000	9,294
	Daito Trust Construction Co. Ltd.	98,600	9,290
	Fujitsu Ltd.	2,204,000	9,118
	Kintetsu Corp.	2,049,190	8,996
	Shizuoka Bank Ltd.	817,000	8,812
*	Kyushu Electric Power Co. Inc.	576,600	8,690
	LIXIL Group Corp.	354,012	8,620
	Shionogi & Co. Ltd.	413,100	8,615
	Makita Corp.	158,800	8,537
	Shimano Inc.	99,400	8,467
	Yahoo Japan Corp.	17,007	8,375
	Unicharm Corp.	148,000	8,371
	Bank of Yokohama Ltd.	1,614,000	8,326
	Dentsu Inc.	240,300	8,313
	Mitsubishi Chemical Holdings Corp.	1,719,500	8,059
	Omron Corp.	262,000	7,811
	Odakyu Electric Railway Co. Ltd.	798,000	7,793
	Asahi Glass Co. Ltd.	1,191,035	7,720
	Dai Nippon Printing Co. Ltd.	839,800	7,663
	Sumitomo Metal Mining Co. Ltd.	679,000	7,563
	Shiseido Co. Ltd.	501,600	7,463
*	Tohoku Electric Power Co. Inc.	593,000	7,404
	Tobu Railway Co. Ltd.	1,434,000	7,390
	Toyota Tsusho Corp.	283,793	7,297
	NEC Corp.	3,243,400	7,103
	Chiba Bank Ltd.	1,016,000	6,932
	IHI Corp.	1,812,000	6,856
	Lawson Inc.	85,090	6,493
	Kuraray Co. Ltd.	456,400	6,397
*	Mitsubishi Motors Corp.	4,666,000	6,387
	Sega Sammy Holdings Inc.	253,288	6,347
	Isetan Mitsukoshi Holdings Ltd.	472,740	6,277

9

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
Chugoku Electric Power Co. Inc.	396,200	6,213
Chugai Pharmaceutical Co. Ltd.	296,100	6,129
Sumitomo Chemical Co. Ltd.	1,943,000	6,094
Kawasaki Heavy Industries Ltd.	1,970,000	6,046
Sysmex Corp.	91,500	5,993
Sekisui Chemical Co. Ltd.	563,000	5,978
Toppan Printing Co. Ltd.	847,000	5,876
Electric Power Development Co. Ltd.	185,040	5,785
Nippon Express Co. Ltd.	1,218,000	5,784
Keikyu Corp.	673,000	5,778
NSK Ltd.	605,000	5,772
NTT Data Corp.	1,596	5,685
Yakult Honsha Co. Ltd.	136,800	5,673
Keio Corp.	815,000	5,599
Mitsui OSK Lines Ltd.	1,436,000	5,580
Mitsubishi Materials Corp.	1,574,000	5,541
NGK Spark Plug Co. Ltd.	274,000	5,484
Nippon Yusen KK	2,041,000	5,400
Hisamitsu Pharmaceutical Co. Inc.	106,400	5,399
Credit Saison Co. Ltd.	211,900	5,324
Tokyu Land Corp.	580,000	5,309
TDK Corp.	153,500	5,290
JSR Corp.	261,200	5,285
J Front Retailing Co. Ltd.	660,200	5,265
Joyo Bank Ltd.	961,000	5,248
Konica Minolta Inc.	684,500	5,152
Hino Motors Ltd.	344,000	5,048
Taisei Corp.	1,395,000	5,036
Taiheiyo Cement Corp.	1,557,000	4,969
* Sharp Corp.	1,223,000	4,924
Fukuoka Financial Group Inc.	1,156,800	4,920
Rohm Co. Ltd.	120,400	4,890
Daihatsu Motor Co. Ltd.	258,000	4,887
Oji Holdings Corp.	1,187,000	4,785
Suruga Bank Ltd.	263,000	4,769
Tokyo Tatemono Co. Ltd.	561,000	4,668
Aozora Bank Ltd.	1,470,604	4,593
Yamaha Motor Co. Ltd.	353,500	4,579
Obayashi Corp.	883,000	4,578
MEIJI Holdings Co. Ltd.	93,854	4,507
TOTO Ltd.	443,000	4,504
Kyowa Hakko Kirin Co. Ltd.	396,000	4,476
Shinsei Bank Ltd.	1,966,014	4,465
Santen Pharmaceutical Co. Ltd.	101,500	4,392
NGK Insulators Ltd.	354,000	4,375
Trend Micro Inc.	137,400	4,368
Kansai Paint Co. Ltd.	342,000	4,366
Nissin Foods Holdings Co. Ltd.	107,900	4,364
Yamada Denki Co. Ltd.	107,580	4,356
Shimamura Co. Ltd.	35,100	4,261
Toyo Suisan Kaisha Ltd.	128,000	4,259
Nomura Research Institute Ltd.	129,900	4,219
Yaskawa Electric Corp.	341,000	4,139
Mitsubishi Tanabe Pharma Corp.	319,250	4,131
Iyo Bank Ltd.	431,000	4,119
TonenGeneral Sekiyu KK	423,000	4,093
Namco Bandai Holdings Inc.	252,200	4,088
Kikkoman Corp.	245,000	4,076
Bank of Kyoto Ltd.	484,000	4,031
Mitsubishi Gas Chemical Co. Inc.	548,000	4,018
Nippon Meat Packers Inc.	262,000	4,008
Yokohama Rubber Co. Ltd.	399,000	4,006
Stanley Electric Co. Ltd.	206,100	4,004
Japan Airlines Co. Ltd.	77,514	3,990

10

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Kobe Steel Ltd.	3,217,000	3,978
	Kajima Corp.	1,196,000	3,965
	Takashimaya Co. Ltd.	383,860	3,891
	Sumitomo Rubber Industries Ltd.	237,000	3,869
	Nitori Holdings Co. Ltd.	47,800	3,848
	Brother Industries Ltd.	341,700	3,834
	Hachijuni Bank Ltd.	653,600	3,813
	Keisei Electric Railway Co. Ltd.	407,000	3,813
	Hokuriku Electric Power Co.	242,600	3,807
	Yokogawa Electric Corp.	316,400	3,782
	Hokuhoku Financial Group Inc.	1,852,000	3,782
	Toho Co. Ltd.	179,600	3,694
	AEON Financial Service Co. Ltd.	129,910	3,680
	Nomura Real Estate Holdings Inc.	166,171	3,671
	Daicel Corp.	419,000	3,662
	Toho Gas Co. Ltd.	694,000	3,589
	Nippon Paint Co. Ltd.	296,000	3,570
	Asics Corp.	226,496	3,569
	Advantest Corp.	216,600	3,569
	Sony Financial Holdings Inc.	222,100	3,497
	Marui Group Co. Ltd.	351,000	3,497
*	Shikoku Electric Power Co. Inc.	193,500	3,494
	Nisshin Seifun Group Inc.	289,900	3,474
	Miraca Holdings Inc.	75,500	3,469
	Shimizu Corp.	863,000	3,469
	Toyo Seikan Group Holdings Ltd.	224,700	3,459
	FamilyMart Co. Ltd.	80,900	3,452
	USS Co. Ltd.	27,130	3,439
	Kamigumi Co. Ltd.	423,000	3,404
	Gunma Bank Ltd.	615,000	3,400
	Yamaguchi Financial Group Inc.	343,000	3,375
	Nagoya Railroad Co. Ltd.	1,196,000	3,361
	Suzuken Co. Ltd.	99,760	3,357
	Sankyo Co. Ltd.	70,600	3,336
	Sanrio Co. Ltd.	71,900	3,335
	Don Quijote Co. Ltd.	67,900	3,296
	Alfresa Holdings Corp.	61,500	3,293
	Hiroshima Bank Ltd.	769,000	3,273
	Air Water Inc.	231,805	3,259
	Kurita Water Industries Ltd.	152,900	3,236
	JTEKT Corp.	288,600	3,235
	Hamamatsu Photonics KK	89,400	3,229
*	Hokkaido Electric Power Co. Inc.	234,200	3,196
	Mitsubishi UFJ Lease & Finance Co. Ltd.	668,700	3,173
	Rinnai Corp.	44,600	3,171
	THK Co. Ltd.	150,800	3,164
	Amada Co. Ltd.	477,000	3,140
	SBI Holdings Inc.	280,490	3,084
	MISUMI Group Inc.	111,800	3,079
	ANA Holdings Inc.	1,480,317	3,078
	Chugoku Bank Ltd.	219,000	3,069
	Dena Co. Ltd.	155,500	3,044
	Shimadzu Corp.	378,000	3,043
	Nabtesco Corp.	145,800	3,027
	Nissan Chemical Industries Ltd.	224,100	3,021
	Ebara Corp.	565,000	3,016
	Kaneka Corp.	457,000	3,013
	Keihan Electric Railway Co. Ltd.	722,000	3,012
	Sumitomo Heavy Industries Ltd.	717,000	3,011
	Zeon Corp.	256,000	3,001
	Benesse Holdings Inc.	81,900	2,955
	MediPal Holdings Corp.	217,800	2,953
	Casio Computer Co. Ltd.	330,700	2,913
	Tsumura & Co.	98,600	2,906

11

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Koito Manufacturing Co. Ltd.	150,712	2,873
	Nippon Kayaku Co. Ltd.	229,000	2,853
	Mitsubishi Logistics Corp.	202,000	2,819
	Aeon Mall Co. Ltd.	112,800	2,798
	Konami Corp.	130,000	2,760
	Dainippon Sumitomo Pharma Co. Ltd.	208,500	2,758
	Taiyo Nippon Sanso Corp.	395,000	2,724
	Teijin Ltd.	1,243,000	2,723
	Hitachi Construction Machinery Co. Ltd.	134,900	2,721
	Dowa Holdings Co. Ltd.	301,000	2,690
	Idemitsu Kosan Co. Ltd.	34,909	2,676
	Tosoh Corp.	772,000	2,673
	Mitsui Chemicals Inc.	1,185,000	2,668
	Kakaku.com Inc.	87,200	2,663
	Fuji Electric Co. Ltd.	743,000	2,612
	Sojitz Corp.	1,566,600	2,599
	Seiko Epson Corp.	189,100	2,583
	Nishi-Nippon City Bank Ltd.	988,000	2,576
	Ryohin Keikaku Co. Ltd.	31,200	2,558
	Yamaha Corp.	222,700	2,552
	Nippon Electric Glass Co. Ltd.	522,500	2,543
	Hakuhodo DY Holdings Inc.	36,190	2,535
	DIC Corp.	1,007,000	2,514
	Toyoda Gosei Co. Ltd.	102,000	2,494
	Park24 Co. Ltd.	137,100	2,487
	NHK Spring Co. Ltd.	215,200	2,485
	Otsuka Corp.	22,160	2,472
	Showa Denko KK	1,858,000	2,450
	Japan Steel Works Ltd.	443,513	2,434
	Ube Industries Ltd.	1,308,000	2,420
	Oracle Corp. Japan	57,300	2,373
	77 Bank Ltd.	494,000	2,346
	Obic Co. Ltd.	8,960	2,344
	Kewpie Corp.	158,000	2,332
	Ibiden Co. Ltd.	149,400	2,325
	Ito En Ltd.	100,200	2,319
	Sawai Pharmaceutical Co. Ltd.	19,400	2,316
	Taiyo Yuden Co. Ltd.	150,100	2,283
	NOK Corp.	142,000	2,251
	Kobayashi Pharmaceutical Co. Ltd.	42,300	2,229
	Denki Kagaku Kogyo KK	614,000	2,223
	COMSYS Holdings Corp.	173,100	2,210
	Disco Corp.	32,000	2,207
	Yamazaki Baking Co. Ltd.	187,000	2,195
	Citizen Holdings Co. Ltd.	387,700	2,162
	Hitachi Chemical Co. Ltd.	138,000	2,160
	Nippon Shokubai Co. Ltd.	211,000	2,158
	Sugi Holdings Co. Ltd.	56,600	2,153
	Sumitomo Forestry Co. Ltd.	176,500	2,152
	Sotetsu Holdings Inc.	594,000	2,146
	Ushio Inc.	162,300	2,143
	Takara Holdings Inc.	241,000	2,100
	M3 Inc.	932	2,090
	Wacoal Holdings Corp.	209,000	2,088
	Nishi-Nippon Railroad Co. Ltd.	534,000	2,077
	Showa Shell Sekiyu KK	253,000	2,076
	Hitachi Metals Ltd.	185,000	2,072
*	Haseko Corp.	1,689,000	2,058
	Nichirei Corp.	397,000	2,056
	Furukawa Electric Co. Ltd.	884,000	2,045
	Azbil Corp.	95,200	2,042
	Daido Steel Co. Ltd.	404,000	2,039
	NTN Corp.	662,000	2,039
	Sundrug Co. Ltd.	47,600	2,020

12

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Nagase & Co. Ltd.	157,500	2,008
	Rohto Pharmaceutical Co. Ltd.	140,000	1,986
	GS Yuasa Corp.	477,000	1,985
	Century Tokyo Leasing Corp.	76,200	1,982
	Hitachi High-Technologies Corp.	80,951	1,952
	UNY Group Holdings Co. Ltd.	289,900	1,950
	KYORIN Holdings Inc.	84,500	1,943
	Sapporo Holdings Ltd.	528,000	1,938
	Lion Corp.	333,000	1,930
	Yamato Kogyo Co. Ltd.	63,100	1,927
	Juroku Bank Ltd.	527,000	1,924
	Nippon Paper Industries Co. Ltd.	132,700	1,895
	Aoyama Trading Co. Ltd.	70,700	1,881
	Kagome Co. Ltd.	108,700	1,861
	Seino Holdings Co. Ltd.	212,000	1,861
	Hoshizaki Electric Co. Ltd.	57,900	1,854
	Coca-Cola West Co. Ltd.	104,400	1,851
	House Foods Corp.	110,600	1,804
	Glory Ltd.	76,600	1,797
	Higo Bank Ltd.	303,000	1,786
	Keiyo Bank Ltd.	352,000	1,774
	Calbee Inc.	18,549	1,760
	Shiga Bank Ltd.	343,000	1,758
	Sohgo Security Services Co. Ltd.	96,600	1,747
*	Acom Co. Ltd.	54,680	1,740
	K's Holdings Corp.	54,600	1,730
	Senshu Ikeda Holdings Inc.	332,800	1,727
	Toyobo Co. Ltd.	1,126,000	1,709
	Kaken Pharmaceutical Co. Ltd.	115,000	1,704
	Sumitomo Osaka Cement Co. Ltd.	533,000	1,696
	Matsui Securities Co. Ltd.	187,400	1,659
	Fujikura Ltd.	463,000	1,639
	Kawasaki Kisen Kaisha Ltd.	805,000	1,636
	Kose Corp.	58,900	1,630
	San-In Godo Bank Ltd.	220,000	1,630
	Minebea Co. Ltd.	447,000	1,626
	Shimachu Co. Ltd.	66,100	1,625
	Nipro Corp.	145,000	1,615
	Alps Electric Co. Ltd.	216,200	1,613
	Fukuyama Transporting Co. Ltd.	276,000	1,599
	Onward Holdings Co. Ltd.	193,000	1,596
	Daishi Bank Ltd.	482,000	1,588
	Nanto Bank Ltd.	387,000	1,576
	Nexon Co. Ltd.	142,300	1,572
	OKUMA Corp.	208,000	1,568
	Izumi Co. Ltd.	57,600	1,555
	Mitsui Mining & Smelting Co. Ltd.	733,000	1,554
	Kagoshima Bank Ltd.	244,000	1,550
*	Aiful Corp.	183,850	1,539
	Hyakugo Bank Ltd.	363,000	1,508
	Hitachi Capital Corp.	76,000	1,502
	H2O Retailing Corp.	163,000	1,490
	Rengo Co. Ltd.	308,000	1,478
	Mori Seiki Co. Ltd.	130,300	1,470
	Nisshinbo Holdings Inc.	206,000	1,466
	Hokkoku Bank Ltd.	422,000	1,462
	Autobacs Seven Co. Ltd.	96,100	1,462
	Sumco Corp.	133,460	1,462
	Matsumotokiyoshi Holdings Co. Ltd.	50,400	1,455
*	Cosmo Oil Co. Ltd.	786,000	1,446
	Musashino Bank Ltd.	43,500	1,438
	SKY Perfect JSAT Holdings Inc.	3,139	1,435
	Mochida Pharmaceutical Co. Ltd.	113,000	1,434
	Mitsui Engineering & Shipbuilding Co. Ltd.	964,000	1,408

13

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Tokai Rika Co. Ltd.	70,500	1,404
	Nippon Television Holdings Inc.	76,600	1,400
*	Dainippon Screen Manufacturing Co. Ltd.	262,000	1,384
	Awa Bank Ltd.	248,000	1,383
	Ogaki Kyoritsu Bank Ltd.	470,000	1,368
	Lintec Corp.	75,400	1,361
	Toyota Boshoku Corp.	93,500	1,344
	Itochu Techno-Solutions Corp.	32,400	1,341
	Hikari Tsushin Inc.	24,400	1,319
	Canon Marketing Japan Inc.	97,800	1,309
	North Pacific Bank Ltd.	353,900	1,301
	Fuji Media Holdings Inc.	639	1,285
	Nippo Corp.	78,000	1,282
	Hyakujushi Bank Ltd.	382,000	1,246
	Square Enix Holdings Co. Ltd.	103,100	1,243
	Exedy Corp.	49,400	1,241
	Maeda Road Construction Co. Ltd.	80,000	1,240
	Capcom Co. Ltd.	76,400	1,232
	FP Corp.	17,600	1,220
	KYB Co. Ltd.	240,000	1,197
	Anritsu Corp.	99,200	1,175
	Kokuyo Co. Ltd.	168,500	1,170
	Tsuruha Holdings Inc.	12,200	1,153
	Pola Orbis Holdings Inc.	34,000	1,150
	ABC-Mart Inc.	29,300	1,142
	Toshiba TEC Corp.	209,000	1,125
*	Orient Corp.	457,500	1,099
	SCSK Corp.	56,800	1,093
	Shinko Electric Industries Co. Ltd.	91,600	1,076
	Gree Inc.	121,000	1,072
	Hitachi Transport System Ltd.	63,700	1,046
*	Nippon Sheet Glass Co. Ltd.	1,107,000	1,035
	Shochiku Co. Ltd.	110,000	1,015
	Ezaki Glico Co. Ltd.	105,000	1,000
	Komeri Co. Ltd.	39,900	999
	Asatsu-DK Inc.	42,700	993
	Takata Corp.	44,300	954
	Point Inc.	19,950	953
	Heiwa Corp.	54,200	950
	Sumitomo Bakelite Co. Ltd.	240,000	895
	Cosmos Pharmaceutical Corp.	8,700	882
	Toda Corp.	315,000	873
	Calsonic Kansei Corp.	204,000	850
	Pacific Metals Co. Ltd.	196,000	814
	Nissan Shatai Co. Ltd.	70,000	787
	PanaHome Corp.	121,000	780
	Tokyo Broadcasting System Holdings Inc.	57,600	777
	Sumitomo Real Estate Sales Co. Ltd.	13,750	765
	Toppan Forms Co. Ltd.	85,600	742
	Tokai Carbon Co. Ltd.	279,000	739
	Nisshin Steel Holdings Co. Ltd.	95,000	738
	Kandenko Co. Ltd.	165,000	704
	Mitsubishi Shokuhin Co. Ltd.	22,300	556
	Hitachi Koki Co. Ltd.	62,400	499
	Tokai Rubber Industries Ltd.	50,400	452
	Kansai Urban Banking Corp.	385,000	417
	OSAKA Titanium Technologies Co.	23,200	414
	NS Solutions Corp.	20,400	382
*	Renesas Electronics Corp.	44,100	175
			3,418,556
Netherlands (2.4%)
	Unilever NV	1,882,994	74,123
*	ING Groep NV	4,818,634	44,038
	ASML Holding NV	407,535	32,172

14

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Koninklijke Philips NV	1,168,790	31,863
	Heineken NV	351,415	22,368
	Koninklijke Ahold NV	1,128,968	16,791
	Akzo Nobel NV	286,470	16,165
	Aegon NV	2,199,631	14,758
	Koninklijke DSM NV	216,596	14,121
	Reed Elsevier NV	820,574	13,666
	ArcelorMittal	1,204,567	13,482
*	DE Master Blenders 1753 NV	712,798	11,407
	Corio NV	231,006	9,194
	Ziggo NV	201,411	8,090
	Koninklijke KPN NV	3,781,626	7,846
	Wolters Kluwer NV	351,474	7,445
	Heineken Holding NV	116,149	6,510
	Fugro NV	95,787	5,205
	Randstad Holding NV	123,727	5,086
	Koninklijke Vopak NV	79,989	4,721
*	SBM Offshore NV	224,455	3,784
	TNT Express NV	391,912	2,936
	Koninklijke Boskalis Westminster NV	72,368	2,636
			368,407
New Zealand (0.2%)
	Fletcher Building Ltd.	869,793	5,665
	Telecom Corp. of New Zealand Ltd.	2,220,543	3,867
	Auckland International Airport Ltd.	1,414,531	3,253
	SKYCITY Entertainment Group Ltd.	734,970	2,480
	Sky Network Television Ltd.	518,451	2,171
	Contact Energy Ltd.	472,942	1,872
	Fisher & Paykel Healthcare Corp. Ltd.	647,904	1,733
	Vector Ltd.	499,863	1,037
	Chorus Ltd.	385,362	712
	Air New Zealand Ltd.	390,138	447
	Warehouse Group Ltd.	161,764	445
			23,682
Norway (0.8%)
	Statoil ASA	1,200,899	24,808
	DNB ASA	1,330,703	19,304
	Seadrill Ltd.	448,183	18,051
	Telenor ASA	762,912	15,154
	Yara International ASA	192,854	7,691
	Orkla ASA	931,820	7,629
*	Subsea 7 SA	376,953	6,632
	Schibsted ASA	101,127	4,380
	Norsk Hydro ASA	930,231	3,730
	Gjensidige Forsikring ASA	215,069	3,169
	Aker Solutions ASA	205,808	2,810
			113,358
Other (0.1%)
*	Bank of Ireland	30,843,702	6,290
	Coca-Cola HBC AG	241,179	5,522
	DKSH Holding AG	30,263	2,484
*	Groupe Fnac Rights	90,541	236
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			14,532
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,131,869	6,877
	Jeronimo Martins SGPS SA	299,589	6,314
	Galp Energia SGPS SA	381,509	5,656
	Portugal Telecom SGPS SA	620,171	2,413
*	Banco Espirito Santo SA	2,507,270	2,010
	EDP Renovaveis SA	253,761	1,302
			24,572

15

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Singapore (1.6%)
	Oversea-Chinese Banking Corp. Ltd.	3,491,300	27,446
	Singapore Telecommunications Ltd.	9,208,290	27,273
	DBS Group Holdings Ltd.	2,177,123	26,491
	United Overseas Bank Ltd.	1,490,504	23,276
	Keppel Corp. Ltd.	1,894,904	15,499
	CapitaLand Ltd.	3,663,000	8,850
	Global Logistic Properties Ltd.	4,071,400	8,807
	Singapore Exchange Ltd.	1,481,000	8,186
	Genting Singapore plc	7,695,000	7,979
	City Developments Ltd.	849,000	7,142
	Singapore Press Holdings Ltd.	2,130,250	7,002
	Singapore Technologies Engineering Ltd.	2,004,906	6,605
	Wilmar International Ltd.	2,650,000	6,554
	Hutchison Port Holdings Trust	7,426,251	5,438
	Singapore Airlines Ltd.	652,502	5,208
	Sembcorp Industries Ltd.	1,279,660	4,979
	UOL Group Ltd.	938,750	4,963
	Jardine Cycle & Carriage Ltd.	130,037	4,348
	ComfortDelGro Corp. Ltd.	2,660,184	3,823
	SembCorp Marine Ltd.	1,118,600	3,791
	Keppel Land Ltd.	1,441,000	3,789
	Golden Agri-Resources Ltd.	8,469,020	3,728
	Noble Group Ltd.	4,824,766	3,669
	StarHub Ltd.	975,000	3,206
	Olam International Ltd.	1,727,800	2,224
	Singapore Post Ltd.	2,031,000	2,079
	Venture Corp. Ltd.	306,000	1,752
	SIA Engineering Co. Ltd.	437,000	1,735
	Yanlord Land Group Ltd.	1,616,000	1,561
	Wing Tai Holdings Ltd.	909,000	1,465
	SMRT Corp. Ltd.	1,091,000	1,234
	M1 Ltd.	417,000	986
*	Neptune Orient Lines Ltd.	1,046,000	870
	Cosco Corp. Singapore Ltd.	1,014,000	593
	Indofood Agri Resources Ltd.	591,000	454
			243,005
South Korea (4.2%)
	Samsung Electronics Co. Ltd.	86,616	101,239
1	Samsung Electronics Co. Ltd. GDR	87,402	50,793
	Hyundai Motor Co.	188,543	36,979
	POSCO	91,554	23,864
	Hyundai Mobis	82,656	19,678
*	SK Hynix Inc.	644,510	17,494
	Kia Motors Corp.	321,485	17,361
	NHN Corp.	49,122	12,471
	Shinhan Financial Group Co. Ltd.	375,332	12,306
	LG Chem Ltd.	53,936	11,878
	Samsung Life Insurance Co. Ltd.	124,539	11,755
	Hana Financial Group Inc.	364,120	10,535
	Samsung Fire & Marine Insurance Co. Ltd.	48,379	9,852
	KB Financial Group Inc.	321,213	9,526
	KT&G Corp.	146,485	9,505
	SK Innovation Co. Ltd.	76,746	9,041
	LG Electronics Inc.	135,089	8,586
	Hyundai Heavy Industries Co. Ltd.	53,575	8,546
	Samsung C&T Corp.	149,960	7,037
*	SK Telecom Co. Ltd. ADR	345,070	7,015
	Samsung Heavy Industries Co. Ltd.	220,110	6,849
*	LG Display Co. Ltd.	277,610	6,624
	LG Corp.	114,188	6,322
*	Shinhan Financial Group Co. Ltd. ADR	190,468	6,196
	LG Household & Health Care Ltd.	11,219	5,465
	Samsung Electro-Mechanics Co. Ltd.	69,503	5,276

16

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	KB Financial Group Inc. ADR	168,297	4,987
	Samsung SDI Co. Ltd.	41,904	4,974
	SK Holdings Co. Ltd.	32,708	4,838
	E-Mart Co. Ltd.	26,064	4,577
*	Korea Electric Power Corp.	198,625	4,569
	Lotte Shopping Co. Ltd.	14,722	4,560
	Cheil Industries Inc.	57,615	4,500
	Hyundai Engineering & Construction Co. Ltd.	91,260	4,438
	Woori Finance Holdings Co. Ltd.	450,650	4,138
	Hankook Tire Co. Ltd.	86,693	3,993
	Kangwon Land Inc.	141,600	3,902
	Orion Corp.	4,568	3,806
	Hyundai Steel Co.	67,950	3,805
	Samsung Securities Co. Ltd.	86,817	3,481
	S-Oil Corp.	54,290	3,462
	Coway Co. Ltd.	70,399	3,421
	Hyundai Glovis Co. Ltd.	19,516	3,300
	BS Financial Group Inc.	260,050	3,272
	Amorepacific Corp.	4,053	3,247
	Korea Zinc Co. Ltd.	12,884	3,121
	Hyundai Department Store Co. Ltd.	22,792	2,982
	GS Holdings	65,258	2,921
	Celltrion Inc.	78,856	2,869
	Hyundai Wia Corp.	18,748	2,771
	LG Uplus Corp.	262,870	2,748
	Samsung Techwin Co. Ltd.	48,336	2,746
	NCSoft Corp.	18,870	2,660
	Dongbu Insurance Co. Ltd.	61,620	2,599
	Daelim Industrial Co. Ltd.	34,256	2,582
	OCI Co. Ltd.	22,002	2,566
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	116,760	2,558
*	KT Corp. ADR	157,180	2,439
	Cheil Worldwide Inc.	113,280	2,432
	KT Corp.	77,740	2,431
	Samsung Card Co. Ltd.	71,190	2,416
	Samsung Engineering Co. Ltd.	36,343	2,340
	Daewoo Securities Co. Ltd.	264,880	2,307
	SK C&C Co. Ltd.	25,497	2,219
	Lotte Chemical Corp.	16,820	2,089
	CJ CheilJedang Corp.	9,120	2,066
	SK Telecom Co. Ltd.	11,198	2,059
	DGB Financial Group Inc.	150,730	2,049
*	Korea Electric Power Corp. ADR	177,871	2,012
	Industrial Bank of Korea	209,570	1,999
	Hyundai Marine & Fire Insurance Co. Ltd.	74,940	1,984
	Korea Investment Holdings Co. Ltd.	54,890	1,982
	Doosan Heavy Industries & Construction Co. Ltd.	51,220	1,897
	CJ Corp.	17,834	1,768
	KCC Corp.	5,917	1,691
	Hyundai Development Co-Engineering & Construction	77,470	1,683
	Yuhan Corp.	10,298	1,658
	Daewoo International Corp.	52,630	1,619
	Hanwha Corp.	61,980	1,584
*	Daewoo Engineering & Construction Co. Ltd.	252,480	1,559
	Shinsegae Co. Ltd.	8,444	1,554
	S-1 Corp.	27,926	1,532
	Woori Investment & Securities Co. Ltd.	156,790	1,527
	Hyosung Corp.	29,659	1,524
	Hanwha Life Insurance Co. Ltd.	263,680	1,518
	Kumho Petro chemical Co. Ltd.	20,198	1,451
	Korea Gas Corp.	30,292	1,394
	Mando Corp.	15,346	1,371
	Lotte Confectionery Co. Ltd.	957	1,343
	Mirae Asset Securities Co. Ltd.	35,984	1,305

17

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Halla Visteon Climate Control Corp.	40,840	1,291
	Doosan Corp.	11,012	1,235
	Hanwha Chemical Corp.	83,230	1,209
	LS Corp.	19,452	1,176
	AMOREPACIFIC Group	3,785	1,152
	Daum Communications Corp.	16,099	1,110
*	CJ Korea Express Co. Ltd.	13,161	1,096
	Hite Jinro Co. Ltd.	38,570	1,051
*	Korean Air Lines Co. Ltd.	38,990	1,045
	Hyundai Hysco Co. Ltd.	34,900	1,042
*	Hyundai Merchant Marine Co. Ltd.	79,830	998
	GS Engineering & Construction Corp.	39,900	975
	Hyundai Securities Co. Ltd.	170,730	948
	NongShim Co. Ltd.	4,044	936
	Lotte Chilsung Beverage Co. Ltd.	754	908
*	Doosan Infracore Co. Ltd.	97,600	907
	SK Networks Co. Ltd.	142,890	801
	Daishin Securities Co. Ltd. Prior Pfd.	129,700	724
	KEPCO Engineering & Construction Co. Inc.	10,532	641
	Samsung Fine Chemicals Co. Ltd.	16,485	609
	SKC Co. Ltd.	22,250	540
	LG Hausys Ltd.	5,539	512
*	Hanjin Shipping Co. Ltd.	79,440	494
	Dongkuk Steel Mill Co. Ltd.	37,360	352
	STX Pan Ocean Co. Ltd.	126,740	156
	Daishin Securities Co. Ltd.	9,030	71
			625,367
Spain (2.6%)
*	Banco Santander SA	13,216,996	84,579
*	Telefonica SA	4,866,636	62,612
	Banco Bilbao Vizcaya Argentaria SA	6,763,430	56,839
	Inditex SA	259,066	31,955
	Iberdrola SA	5,814,894	30,730
	Repsol SA	1,079,517	22,783
	Amadeus IT Holding SA	476,282	15,244
	Abertis Infraestructuras SA	596,823	10,399
	Gas Natural SDG SA	399,980	8,059
	Ferrovial SA	500,792	7,995
	Red Electrica Corp. SA	133,061	7,317
	Grifols SA	194,068	7,130
	Enagas SA	258,900	6,399
*	ACS Actividades de Construccion y Servicios SA	209,700	5,547
	Distribuidora Internacional de Alimentacion SA	719,503	5,435
	Banco de Sabadell SA	3,008,893	4,992
*	CaixaBank	1,434,326	4,406
*	Banco Popular Espanol SA	1,404,936	4,301
	Mapfre SA	801,552	2,608
	Bankinter SA	714,505	2,548
	Zardoya Otis SA	164,027	2,323
	Endesa SA	101,777	2,173
*	Mediaset Espana Comunicacion SA	185,171	1,613
	Acciona SA	29,611	1,561
	Acerinox SA	72,105	672
			390,220
Sweden (2.9%)
	Telefonaktiebolaget LM Ericsson Class B	3,706,223	42,028
	Hennes & Mauritz AB Class B	1,187,188	39,060
	Nordea Bank AB	3,333,194	37,223
	Swedbank AB Class A	1,313,101	30,076
	Volvo AB Class B	1,906,078	25,436
	Svenska Handelsbanken AB Class A	621,163	24,887
	Atlas Copco AB Class A	995,247	23,987
	TeliaSonera AB	2,868,592	18,694
	Svenska Cellulosa AB Class B	737,528	18,496

18

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
Skandinaviska Enskilda Banken AB Class A	1,930,185	18,428
Sandvik AB	1,377,832	16,456
Assa Abloy AB Class B	396,611	15,500
SKF AB	541,846	12,694
Swedish Match AB	255,691	9,076
Hexagon AB Class B	323,926	8,659
Skanska AB Class B	514,326	8,524
Alfa Laval AB	417,137	8,520
Scania AB Class B	407,481	8,152
Investment AB Kinnevik	311,823	7,994
Electrolux AB Class B	301,215	7,601
Getinge AB	236,160	7,170
Elekta AB Class B	450,778	6,851
Atlas Copco AB Class B	257,753	5,516
* Lundin Petroleum AB	261,969	5,181
Boliden AB	391,384	4,851
Tele2 AB	397,109	4,662
Securitas AB Class B	502,887	4,396
Modern Times Group AB Class B	73,667	3,143
Husqvarna AB	563,093	2,974
Ratos AB	320,970	2,489
SSAB AB Class A	396,016	2,365
Holmen AB	66,135	1,782
		432,871
Switzerland (8.5%)
Nestle SA	3,966,948	260,313
Roche Holding AG	869,574	215,826
Novartis AG	2,889,034	204,632
UBS AG	4,383,804	74,410
ABB Ltd.	2,846,427	61,659
Cie Financiere Richemont SA	615,157	54,250
Credit Suisse Group AG	1,886,206	49,936
Zurich Insurance Group AG	182,056	47,191
Syngenta AG	114,002	44,456
Swiss Re AG	458,102	34,083
Swatch Group AG (Bearer)	49,142	26,843
Transocean Ltd.	429,621	20,629
Holcim Ltd.	274,072	19,077
SGS SA	6,430	13,805
Givaudan SA	10,042	12,940
Swisscom AG	26,351	11,536
Julius Baer Group Ltd.	285,284	11,134
Geberit AG	41,322	10,236
Adecco SA	156,250	8,899
Sonova Holding AG	79,324	8,392
Actelion Ltd.	127,862	7,702
Schindler Holding AG (Registered)	55,566	7,525
Partners Group Holding AG	24,722	6,692
Kuehne & Nagel International AG	58,952	6,468
Sika AG	2,497	6,457
Swiss Life Holding AG	37,206	6,039
PSP Swiss Property AG	68,399	5,923
Baloise Holding AG	60,675	5,893
Lindt & Spruengli AG	129	5,613
Aryzta AG	96,653	5,425
Lonza Group AG	68,323	5,134
Clariant AG	327,245	4,613
Sulzer AG	25,513	4,074
Lindt & Spruengli AG	1,033	3,878
GAM Holding AG	241,889	3,704
Schindler Holding AG	25,953	3,611
EMS-Chemie Holding AG	8,576	2,540
Banque Cantonale Vaudoise	2,970	1,472
Barry Callebaut AG	1,494	1,367

19

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
Swatch Group AG (Registered)	1,131	106
		1,284,483
United Kingdom (20.2%)
HSBC Holdings plc	22,909,494	237,164
Vodafone Group plc	59,801,003	171,371
BP plc	23,440,434	162,676
GlaxoSmithKline plc	6,067,673	151,670
Royal Dutch Shell plc Class A	4,584,958	146,463
British American Tobacco plc	2,332,253	119,621
Royal Dutch Shell plc Class B	3,243,987	107,438
Diageo plc	3,099,274	88,876
AstraZeneca plc	1,540,633	72,840
BG Group plc	4,183,127	71,089
Barclays plc	15,865,821	67,569
BHP Billiton plc	2,589,413	66,025
Rio Tinto plc	1,529,314	62,196
Unilever plc	1,472,851	59,625
SABMiller plc	1,162,799	55,749
Reckitt Benckiser Group plc	783,615	55,430
Standard Chartered plc	2,426,241	52,675
National Grid plc	4,515,745	51,189
Prudential plc	3,135,207	51,176
* Lloyds Banking Group plc	51,796,692	49,741
Tesco plc	9,793,429	49,318
BT Group plc	9,681,662	45,453
Glencore Xstrata plc	10,655,316	44,108
Imperial Tobacco Group plc	1,174,618	40,730
Rolls-Royce Holdings plc	2,281,414	39,282
Centrica plc	6,427,639	35,158
Anglo American plc London Shares	1,592,976	30,698
Compass Group plc	2,186,315	27,936
SSE plc	1,164,869	26,976
WPP plc	1,544,842	26,406
BAE Systems plc	3,915,369	22,801
Shire plc	691,461	21,913
Experian plc	1,228,486	21,351
ARM Holdings plc	1,710,095	20,687
Land Securities Group plc	1,407,633	18,906
Aviva plc	3,610,777	18,611
Legal & General Group plc	7,072,723	18,434
Pearson plc	985,803	17,532
CRH plc	858,233	17,364
Tullow Oil plc	1,103,660	16,801
Reed Elsevier plc	1,449,526	16,484
British Land Co. plc	1,899,313	16,362
Old Mutual plc	5,883,349	16,150
Standard Life plc	2,886,800	15,192
Wolseley plc	323,711	14,936
Kingfisher plc	2,853,110	14,876
British Sky Broadcasting Group plc	1,184,760	14,273
Next plc	188,713	13,072
Marks & Spencer Group plc	1,975,685	12,927
Hammerson plc	1,687,950	12,516
Capita plc	792,261	11,645
Smith & Nephew plc	1,006,632	11,274
Associated British Foods plc	422,598	11,148
Burberry Group plc	538,226	11,073
* Royal Bank of Scotland Group	2,555,458	10,605
Segro plc	2,478,348	10,514
WM Morrison Supermarkets plc	2,537,399	10,100
Whitbread plc	212,793	9,899
Johnson Matthey plc	246,447	9,847
ITV plc	4,518,067	9,633
Smiths Group plc	454,629	9,045

20

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	J Sainsbury plc	1,672,897	9,042
	GKN plc	1,965,235	8,996
	Intu Properties plc	1,807,223	8,591
	InterContinental Hotels Group plc	308,401	8,476
	Weir Group plc	254,053	8,307
	United Utilities Group plc	783,515	8,152
	Intertek Group plc	181,263	8,057
	RSA Insurance Group plc	4,376,302	7,939
	Aggreko plc	308,011	7,699
	Carnival plc	219,905	7,644
	Sage Group plc	1,433,454	7,408
	Babcock International Group plc	436,632	7,331
	Bunzl plc	374,792	7,310
	Severn Trent plc	287,332	7,276
	Resolution Ltd.	1,647,115	7,135
	William Hill plc	1,052,567	7,058
	IMI plc	373,041	7,031
	Randgold Resources Ltd.	110,800	7,021
	Meggitt plc	874,715	6,892
	Tate & Lyle plc	549,198	6,891
	Aberdeen Asset Management plc	1,181,790	6,878
	Rexam plc	911,925	6,618
	G4S plc	1,711,743	6,036
	Croda International plc	151,938	5,730
	Petrofac Ltd.	314,509	5,725
	AMEC plc	366,133	5,600
	John Wood Group plc	448,414	5,530
	Serco Group plc	578,978	5,445
	Melrose Industries plc	1,425,886	5,404
	easyJet plc	267,919	5,281
	London Stock Exchange Group plc	258,961	5,264
	Inmarsat plc	507,741	5,200
	Informa plc	693,399	5,166
	Antofagasta plc	423,445	5,131
	Schroders plc (Voting Shares)	150,538	4,997
	Cobham plc	1,178,889	4,700
	Invensys plc	740,490	4,637
	Admiral Group plc	225,446	4,541
*	International Consolidated Airlines Group SA (London Shares)	1,116,198	4,477
	Drax Group plc	474,791	4,213
	Investec plc	652,971	4,109
	Daily Mail & General Trust plc	331,719	3,885
	Hargreaves Lansdown plc	280,039	3,783
	ICAP plc	672,790	3,715
	TUI Travel plc	610,164	3,308
	Ladbrokes plc	1,063,583	3,231
	Polyus Gold International Ltd.	877,403	2,683
	Fresnillo plc	197,916	2,672
	Rentokil Initial plc	1,970,820	2,668
*	Cairn Energy plc	687,276	2,645
	Man Group plc	2,047,408	2,586
	Ashmore Group plc	479,217	2,501
*	Lonmin plc	502,176	1,947
	Polymetal International plc	267,395	1,851
	Vedanta Resources plc	111,838	1,738
	Schroders plc	61,047	1,596
	Kazakhmys plc	242,915	959
	Eurasian Natural Resources Corp. plc	286,174	892
	Evraz plc	493,385	728
	CRH plc	27,291	554
*	Essar Energy plc	280,415	548
	Ferrexpo plc	111,766	227

21

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2013

					Market
					Value
				Shares	($000)
	African Barrick Gold plc			77,317	113
					3,032,387
Total Common Stocks (Cost $14,023,700)					15,030,825

				Face
			Maturity	Amount
		Coupon	Date	($000)
Temporary Cash Investment (0.0%)
U.S. Government and Agency Obligations (0.0%)
2	Fannie Mae Discount Notes	0.090%	7/17/13	1,000	1,000
2	Fannie Mae Discount Notes	0.085%	8/28/13	900	900
2	Freddie Mac Discount Notes	0.120%	9/4/13	300	300
2	Freddie Mac Discount Notes	0.085%	9/23/13	1,500	1,499
Total Temporary Cash Investments (Cost $3,699)					3,699
Total Investments (100.0%) (Cost $14,027,399)					15,034,524
Other Assets and Liabilities—Net (0.0%)					(3,418)
Net Assets (100%)					15,031,106

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of this security represented 0.3% of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

22

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© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272_082013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.